UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street

15th Floor

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus	Geoffrey R.T. Kenyon, Esq.
Goldman Sachs & Co. LLC	Dechert LLP
200 West Street	100 Oliver Street
New York, New York 10282	40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Annual Report	August 31, 2018

Target Date Portfolios
Target Date 2020
Target Date 2025
Target Date 2030
Target Date 2035
Target Date 2040
Target Date 2045
Target Date 2050
Target Date 2055
Target Date 2060

Goldman Sachs Target Date Portfolios

∎	TARGET DATE 2020

∎	TARGET DATE 2025

∎	TARGET DATE 2030

∎	TARGET DATE 2035

∎	TARGET DATE 2040

∎	TARGET DATE 2045

∎	TARGET DATE 2050

∎	TARGET DATE 2055

∎	TARGET DATE 2060

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

MARKET REVIEW

Target Date Portfolios

Market Review

During the 12 months ended August 31, 2018 (the “Reporting Period”), economic growth indicators, shifting expectations about central bank policy, strong corporate earnings and geopolitics drove the performance of the financial markets. U.S. stocks recorded double-digit gains, significantly outperforming non-U.S. developed markets stocks, which nevertheless generated positive returns. In contrast, emerging markets stocks and fixed income declined.

Equity Markets

When the Reporting Period began in September 2017, developed markets stocks gained. In the U.S., economic activity and labor market data showed consistent strength, with the reversal in August of five consecutive downside inflation surprises, the unemployment rate down to 4.2% in September, and the Gross Domestic Product (“GDP”) growing at an annualized rate above 3% during the third calendar quarter. The European Central Bank (“ECB”) kept monetary policy unchanged at its September meeting and revised downward its inflation forecast. Investor sentiment in Japan deteriorated amid North Korean missile launches and escalating geopolitical tensions, while in Europe, the disputed independence referendum in Catalonia, Spain was negative for risk sentiment. Meanwhile, emerging markets equities underperformed developed markets equities in September 2017, as investors generally favored less risky assets. During October 2017, emerging markets stocks advanced despite strength in the U.S. dollar. In Japan, the Prime Minister’s landslide victory reassured investors, signaling a continuation of then-current policies. Progress on U.S. tax reform and strong economic activity data was supportive of U.S. stocks during October and November 2017. In November 2017, a robust earnings season boosted emerging markets stocks, which overcame weakness driven by a global selloff in information technology stocks. In December, the U.S. Federal Reserve (the “Fed”) delivered its third interest rate hike of 2017, having previously raised short-term interest rates in March and June, and maintained its projections for three hikes in 2018. U.S. equities gained additional momentum toward the end of 2017 from the passage of tax reform legislation that reduced the corporate tax rate from 35% to 21%.

Developed markets equities saw a strong start to 2018, driven by positive economic data, the $1.5 trillion U.S. tax reform plan and robust corporate earnings across the U.S., Europe and Japan. Fourth quarter 2017 U.S. GDP came in below the economic growth rates recorded in the second and third calendar quarters but was still at a respectable annualized rate of 2.5%. In January 2018, labor market data highlighted the tightening of slack in the U.S. economy. In Japan, concerns around a strengthening yen increased, driven by the Bank of Japan’s announcement of reduced Japanese government bond purchases, which were interpreted by the markets as a withdrawal from ultra-accommodative monetary policy. Emerging markets equities outperformed developed markets equities during January 2018, bolstered by global economic growth, rising crude oil prices and a softer U.S. dollar. In February 2018, global equities broadly sold off on market speculation about a faster pace of Fed interest rate hikes, which led to a sharp rise in yields and volatility. Robust U.S. labor market data sparked the initial “risk-off” sentiment, or reduced risk appetite. Concerns about Fed monetary policy tightening were further exacerbated by solid U.S. inflation data. New Fed Chair Jerome Powell’s testimony before the U.S. Congress in February 2018, positing a more optimistic economic outlook since the December 2017 Fed policy meeting, surprised the markets with its hawkish tilt. (Jerome Powell assumed the chairmanship of the Fed in February 2018. Hawkish language tends to suggest higher interest rates; opposite of dovish.) Renewed concerns about increasingly hostile exchanges between North Korea and the White House — as well as

MARKET REVIEW

heightened European political risk ahead of Italian general elections and a grand coalition referendum in Germany — also fueled volatility. In March 2018, escalating trade tensions and potential tariffs drove further declines in global stocks broadly. Meanwhile, the Fed delivered on a widely expected interest rate increase, with its “dot plot” pointing to a total of three interest rate hikes in the 2018 calendar year and potentially two in 2019. (The “dot plot” shows rate projections of the members of the Fed’s Open Market Committee.) However, Fed policymakers acknowledged that the “economic outlook has strengthened in recent months,” revising their economic growth forecast higher and their unemployment forecast lower. In Europe, an agreement between the U.K. and European Union on a 21-month Brexit transition period reduced political uncertainty. (Brexit refers to the U.K.’s efforts to leave the European Union.)

The U.S. and China continued to generate trade headlines and geopolitical uncertainty about sanctions on Russia surfaced, but the impact of such on developed markets and emerging markets stocks remained relatively muted during April 2018, as investors stayed rather resistant to the risk of a trade war. U.S. equities rallied in May 2018, driven by strong corporate earnings, upside surprises in economic activity and sentiment data, and a new U.S. unemployment low of 3.8%. However, non-U.S. developed markets equities and emerging markets stocks declined amid escalating geopolitical uncertainty stemming from an unexpected political outcome in Italy, ongoing unpredictability around the U.S.-North Korea summit, and escalating trade tensions with many U.S. allies. In June 2018, the Fed raised interest rates again, as widely expected, but the outcome of the Fed meeting was more hawkish than the consensus had anticipated. The Fed retained language indicating an “accommodative” monetary policy stance, but its economic growth and inflation forecasts were upgraded, and its median projection was lifted to four interest rate hikes in 2018 from the three it had indicated in March 2018. Fed Chair Powell was also slightly hawkish in his June press conference. Still-escalating trade tensions between the U.S. and China hurt market sentiment broadly, as the U.S. threatened tariffs on $200 billion worth of Chinese goods and China vowed to retaliate.

Global equities gained during July 2018, though market volatility was high, driven by heightened trade rhetoric between the U.S. and China as well as between the U.S. and key allies and by strong U.S. macroeconomic data relative to other developed and emerging markets countries. The U.S. economy grew 4.2% year over year in the second calendar quarter, its fastest annualized pace since 2004. Re-escalating trade tensions and renewed fears of a Chinese economic slowdown dampened investor risk sentiment, but fiscal stimulus policies announced by the Chinese government and the promising outcome of a trade meeting between the U.S. and European Union lifted developed markets stocks higher in July overall. In August 2018, U.S. equities reached an all-time high, with strong domestic economic data outweighing headwinds posed by moderating global economic growth and escalating trade and diplomatic tensions. However, the same headlines drove declines in non-U.S. developed markets equities and emerging markets stocks. At the start of the month, they fell on signs of an economic slowdown in China, along with escalating U.S.-China trade tensions, as the U.S. considered imposing additional tariffs on Chinese goods. They were also hurt by news about U.S. economic sanctions on Iran and a sharp sell-off in Turkish stocks following its diplomatic disputes with the U.S., which exacerbated existing investor worries about Turkey’s economic imbalances and unorthodox policies. In Europe, political concerns centered around Italy and its upcoming 2019 budget. Although a strong earning season and progress on North American free trade negotiations boosted investor sentiment mid-month, it subsequently deteriorated due

MARKET REVIEW

to the U.S. President’s comments about the potential of further additional tariffs on Chinese goods.

Fixed Income Markets

In September 2017, government bond sectors sold off, and spread, or non-government bond, sectors generally advanced. The Fed kept its monetary policy unchanged but unveiled its plans for balance sheet normalization. (Balance sheet normalization refers to the steps the Fed is taking to reverse quantitative easing.) This prompted a modestly hawkish market reaction, with the U.S. dollar strengthening and yields on U.S. government bonds rising, though the move had been largely anticipated given earlier signaling by policymakers. The central banks of other developed countries also set the stage for less accommodative monetary policy. The Bank of England (“BoE”) noted “a majority” of its policymakers were in favor of tightening policy “over the coming months,” while the Bank of Canada (“BoC”) surprised the markets with its second interest rate hike of 2017. The market’s expectations for a BoE rate hike in November 2017, along with a constructive tone for Brexit negotiations, drove the British pound higher versus the U.S. dollar.

During the fourth calendar quarter, spread sector performance was broadly positive, supported by ongoing strength in the global macroeconomic environment and contained market, macro and political volatility. Passage of U.S. tax legislation and solid corporate earnings were particularly supportive of U.S. corporate credit. In October 2017, the ECB announced it would reduce its monthly asset purchases from €60 billion to €30 billion for nine months beginning in January 2018, mainly by purchasing fewer sovereign government bonds. The ECB also said its policy rates would remain low for “an extended period of time, and well past the horizon of the net asset purchases.” During the same month, the BoE reversed an emergency interest rate cut, made in August 2016 following the Brexit referendum, and signaled that future monetary policy tightening would be limited, gradual and dependent on the economic reaction to the U.K.’s eventual departure from the European Union. In December 2017, the Fed delivered its third short-term interest rate hike of 2017. The Fed’s dot plot indicated that three rate increases were on tap for 2018 and potentially two more in 2019. The U.S. dollar weakened versus many major currencies during the fourth quarter of 2017, as strong global economic growth supported non-U.S. currencies and in particular, emerging markets currencies.

In the first quarter of 2018, spread sectors were challenged by a surge in market volatility. Firmer than consensus expected U.S. wage and price inflation data prompted higher market volatility and equity market declines, though the magnitude of the moves was exacerbated by changing market structures, including the increased presence of algorithmic trading strategies. (Algorithmic trading uses complex mathematical models and formulas to make high-speed decisions and transactions in the financial markets.) The Fed raised short-term interest rates at its March policy meeting and reiterated its plan for a total of three rate hikes during 2018. Beyond the U.S., monetary policy action was muted in the developed markets during the first calendar quarter, though policymakers in Europe and Japan sounded mildly dovish and those in Norway appeared more hawkish. Economic activity data moderated in emerging markets and developed markets countries but remained in expansionary territory and therefore was supportive of cyclical asset classes geared toward growth. The U.S. was a notable exception, experiencing continued strength in economic data. During the first quarter of 2018, the U.S. dollar weakened slightly versus many major currencies, due in part to market concerns about the U.S. current account and fiscal deficits.

MARKET REVIEW

During the second calendar quarter, spread sectors broadly weakened amid increased U.S.-China trade tensions, political events in emerging markets countries and Italy, higher U.S. interest rates and a stronger U.S. dollar. U.S. high yield corporate bonds, however, generated a small positive return. Rising oil prices were a tailwind for the broader high yield corporate bond sector, as many energy bonds are high yield rated. In June 2018, the Fed delivered the seventh interest rate hike of its current tightening cycle. The Fed’s dot plot pointed to two more rate increases in 2018, implying a total of four rate hikes in the calendar year. U.S. economic growth strengthened, with GDP expanding at an annualized rate of 4.2% in the second calendar quarter. Elsewhere, the ECB announced plans to taper its quantitative easing program beginning September 2018. The U.S. dollar appreciated relative to many major currencies during the second quarter of 2018.

Spread sectors performed well in July 2018 amid “risk-on” market sentiment, or reduced risk aversion, which was motivated by ongoing strength in U.S. economic data, strong second calendar quarter corporate earnings and fewer news reports about protectionist trade policies. The Fed kept interest rates unchanged during the month but issued an upbeat statement. The BoJ said it would continue its existing monetary policy of negative interest rates, quantitative easing and “yield curve control.” (Yield curve control is designed to steepen Japan’s government bond yield curve and alleviate the impact on financial institutions of low longer-term rates. Yield curve indicates a spectrum of maturities.) The BoE raised its interest rates by 25 basis points, citing reduced slack in the U.K. economy and signs of wage growth. (A basis point is 1/100th of a percentage point.) The U.S. dollar strengthened versus many major currencies during July 2018.

In August 2018, spread sectors generally weakened. Emerging markets assets, especially emerging markets currencies, came under pressure due to a number of country-specific events, including U.S. sanctions on Russia, investor concerns about external funding needs in Turkey and Argentina, and doubts surrounding economic reform progress in South Africa. The “risk-off” market sentiment also challenged the performance of U.S. investment grade corporate bonds, which faced additional headwinds from a large amount of new supply. In contrast, U.S. high yield corporate bonds produced a positive return amid muted new issuance and firmer crude oil prices. In August 2018, the U.S. dollar weakened slightly versus many major currencies.

Looking Ahead

At the end of the Reporting Period, we believed the pace of U.S. economic growth had largely peaked relative to the growth of other developed markets countries. In our view, the U.S. economy had benefited from strong fiscal policy support during the second quarter of 2018, and we expected that support to fade over time. Meanwhile, economic growth in Europe appeared to be stabilizing at a lower, but more sustainable, level compared to the growth seen during 2017. The economic recovery in Japan, which has been more muted than we expected, was continuing gradually. In China, policy support has been firm in the face of weaker economic data and risks from trade, and we expected to see a period of positive surprises eventually. Beyond China, most emerging markets countries had healthy economic fundamentals, in our view, and we expected them to benefit from U.S. economic growth. We believed the weakness in emerging markets assets near the end of the Reporting Period reflected country-specific challenges rather than a broad emerging markets crisis. In terms of the bigger picture at the end of the Reporting Period, we expected global economic growth to converge at healthy levels after a period defined by U.S. economic exceptionalism. As for

MARKET REVIEW

U.S. interest rates, we expected them to continue climbing over the longer term, but we see few catalysts for a significant move higher in the closing months of 2018. With inflation rising gradually and U.S. economic growth likely to moderate, we believed at the end of the Reporting Period that the Fed would raise short-term interest rates twice more in 2018, which is consistent with market expectations.

PORTFOLIO RESULTS

Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2035 Portfolio, Goldman Sachs Target Date 2040 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2050 Portfolio, Goldman Sachs Target Date 2055 Portfolio and Goldman Sachs Target Date 2060 Portfolio

Investment Objective

The Goldman Sachs Target Date 2020 Portfolio, the Goldman Sachs Target Date 2025 Portfolio, the Goldman Sachs Target Date 2030 Portfolio, the Goldman Sachs Target Date 2035 Portfolio, the Goldman Sachs Target Date 2040 Portfolio, the Goldman Sachs Target Date 2045 Portfolio, the Goldman Sachs Target Date 2050 Portfolio, the Goldman Sachs Target Date 2055 Portfolio and the Goldman Sachs Target Date 2060 Portfolio (collectively, the “Portfolios”) seek to provide capital appreciation and current income consistent with each respective Portfolio’s current asset allocation. The Portfolios employ asset allocation strategies designed for investors who plan to retire and to begin gradually withdrawing their investment beginning in or around 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055 and 2060. The Portfolios generally seek to achieve their investment objective by investing in shares of exchange-traded funds (“ETFs”) and other registered investment companies (collectively, the “Underlying Funds”), according to an asset allocation strategy developed by Madison Asset Management, LLC, the sub-adviser, which is unaffiliated with Goldman Sachs Asset Management, L.P., the investment adviser for the Portfolios.

Portfolio Management Discussion and Analysis

Below, the Madison Asset Management, LLC portfolio management team, the Portfolios’ sub-adviser, discusses the Portfolios’ performance and positioning for the 12-month period ended August 31, 2018 (the “Reporting Period”).

Q	How did the Portfolios perform during the Reporting Period?

A	Goldman Sachs Target Date 2020 Portfolio — During the Reporting Period, the Target Date 2020 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated average annual total returns of 2.89%, 3.33%, 2.73%, 3.19%, 2.61% and 3.33%, respectively. These returns compare to the 5.82% average annual total return of the Portfolio’s benchmark, the S&P Target Date To 2020 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2025 Portfolio — During the Reporting Period, the Target Date 2025 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated average annual total returns of 5.42%, 5.70%, 5.22%, 5.59%, 4.98% and 5.73%, respectively. These returns compare to the 7.19% average annual total return of the Portfolio’s benchmark, the S&P Target Date To 2025 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2030 Portfolio — During the Reporting Period, the Target Date 2030 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated average annual total returns of 6.93%, 7.29%, 6.71%, 7.06%, 6.59% and 7.30%, respectively. These returns compare to the 8.66% average annual total return of the Portfolio’s benchmark, the S&P Target Date To 2030 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2035 Portfolio — During the Reporting Period, the Target Date 2035 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated average annual total returns of 7.54%, 8.02%, 7.44%, 7.82%, 7.29% and 8.05%, respectively. These returns compare to the 10.01% average annual total return of the Portfolio’s benchmark, the S&P Target Date To 2035 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2040 Portfolio — During the Reporting Period, the Target Date 2040 Portfolio’s Class A,

PORTFOLIO RESULTS

Institutional, Service, Investor, R and R6 Shares generated average annual total returns of 8.23%, 8.71%, 8.13%, 8.46%, 8.02% and 8.70%, respectively. These returns compare to the 11.10% average annual total return of the Portfolio’s benchmark, the S&P Target Date To 2040 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2045 Portfolio — During the Reporting Period, the Target Date 2045 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated average annual total returns of 9.02%, 9.40%, 8.83%, 9.19%, 8.74% and 9.34%, respectively. These returns compare to the 11.53% average annual total return of the Portfolio’s benchmark, the S&P Target Date To 2045 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2050 Portfolio — During the Reporting Period, the Target Date 2050 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated average annual total returns of 9.66%, 10.10%, 9.53%, 9.98%, 9.38% and 10.11%, respectively. These returns compare to the 11.75% average annual total return of the Portfolio’s benchmark, the S&P Target Date To 2050 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2055 Portfolio — During the Reporting Period, the Target Date 2055 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated average annual total returns of 10.37%, 10.82%, 10.27%, 10.62%, 10.09% and 10.85%, respectively. These returns compare to the 12.08% average annual total return of the Portfolio’s benchmark, the S&P Target Date To 2055 Index (Total Return, Unhedged, USD) during the same period.

Goldman Sachs Target Date 2060 Portfolio — For the period since their inception on April 30, 2018 through August 31, 2018, the Target Date 2060 Portfolio’s Class A, Institutional, Service, Investor, R and R6 Shares generated cumulative total returns of 4.50%, 4.60%, 4.40%, 4.60%, 4.40% and 4.60%, respectively. These returns compare to the 4.72% cumulative total return of the Portfolio’s benchmark, the S&P Target Date To 2060 Index (Total Return, Unhedged, USD) during the same period.

Q	What key factors affected the Portfolios’ performance during the Reporting Period?

A	All of the Portfolios, including the Goldman Sachs Target Date 2060 Portfolio, were hurt by our asset allocation decisions to favor certain asset classes through the Underlying Funds. Security selection also detracted from each Portfolio’s performance.

Q	How did the Portfolios’ asset allocations affect performance during the Reporting Period?

A	Regarding strategic allocations, we had a slight preference for fixed income over equities in all of the Portfolios, except the Goldman Sachs Target Date 2020 Portfolio and the Goldman Sachs Target Date 2025 Portfolio. This preference had a negative impact on performance, as equities outperformed fixed income during the Reporting Period. In the Goldman Sachs Target Date 2020 Portfolio and the Goldman Sachs Target Date 2025 Portfolio, which have higher exposure to inflation risk compared to the rest of the Portfolios, our slight preference for equities over fixed income bolstered returns. Within equities, all the Portfolios were hampered by our preference for non-U.S. equities over U.S. equities, given that U.S. equities outpaced non-U.S. equities during the Reporting Period. Within fixed income, our focus on investment grade corporate bonds over high yield corporate bonds and the Portfolios’ overweight positions in U.S. Treasury securities also dampened overall performance.

Within the Portfolios’ tactical equity allocations, our decision to overweight U.S. information technology stocks and U.S. growth stocks contributed positively. Tactical positioning in the U.S. energy and materials sectors held back performance. Within non-U.S. equities, the Portfolios benefited from their overweight positions in Japan relative to Europe. In addition, our decision to gain tactical exposure to emerging markets equities through the iShares® Edge MSCI Minimum Volatility Emerging Markets ETF, which tends to have a quality bias and is less cyclically oriented, added to the Portfolios’ results. Select currency hedged positions that sought to gain from the strong U.S. dollar further enhanced returns. Conversely, the Portfolios’ were hurt by their tactical exposure to European equities during the Reporting Period.

Within tactical fixed income allocations, the Portfolios were helped by their positions in Treasury inflation protected securities (“TIPS”), which benefited from higher inflation, and in floating-rate corporate bonds, which have less duration risk. (Duration is a measure of the sensitivity of the price of a fixed income investment to a change in interest rates.) Tactical exposure to short-term corporate bonds also added to performance. On the other hand, the Portfolios’ tactical exposure to U.S. Treasury securities detracted from returns.

PORTFOLIO RESULTS

Q	Did the Underlying Funds help or hurt the Portfolios’ performance during the Reporting Period?

A	During the Reporting Period, the Portfolios’ Underlying Funds detracted from performance overall.

Within the Portfolios’ equity-related Underlying Funds, tactical exposures to the energy and materials sectors through the Energy Select Sector SPDR® ETF and the Vanguard Materials ETF, respectively, hurt results. Both Underlying Funds underperformed their respective benchmark indices during the Reporting Period largely because of the stronger U.S. dollar, slowing economic growth outside the U.S. and broad market concerns about trade. On the positive side, the Portfolios benefited from their tactical exposures to the information technology sector through the Vanguard Information Technology ETF and their tactical exposures to U.S. large-cap growth stocks through the Vanguard Growth ETF. These Underlying Funds performed well due to investors’ preference for growth-oriented stocks during the Reporting Period. Meanwhile, U.S. dollar strength drove positive performance by the Xtrackers MSCI EAFE Hedged Equity ETF. In addition, the Portfolios were helped by their tactical exposures to Japan through the WisdomTree Japan Hedged Equity ETF and the iShares® MSCI Japan ETF, as Japan saw relatively better economic data than Europe.

Among the Portfolios’ fixed income-related Underlying Funds, tactical exposures to U.S. Treasury securities through the Schwab Intermediate-Term U.S. Treasury ETF, the iShares® 7-10 Year Treasury Bond ETF and the iShares® 20+ Year Treasury Bond ETF, detracted from returns as interest rates rose along the U.S. Treasury yield curve, reflecting a higher term premium for U.S. Treasuries and higher inflation expectations by investors. (Yield curve is a spectrum of maturities. Term premium is the amount by which the yield-to-maturity of a long-term bond exceeds that of a short-term bond.) The Portfolios benefited from their tactical exposures to corporate bonds through the Vanguard Short-Term Corporate Bond ETF and the iShares® Floating Rate Bond ETF, as credit spreads narrowed. (Spreads are yield differentials between bonds of comparable maturity.) Corporate bonds broadly outperformed U.S. government bonds during the Reporting Period, as U.S. economic data remained strong.

Of the Portfolios’ commodities-related Underlying Funds, the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF was a drag on performance. Although the Underlying Fund produced a positive return, it trailed the broad U.S. equity market.

Q	How did the Portfolios use derivatives and similar instruments during the Reporting Period?

A	The Portfolios do not directly invest in derivatives. However, some of the Underlying Funds may have used derivatives to allow them to track their respective benchmark indices with more precision. These may have included options, forwards, futures, swaps, structured securities and other derivative instruments.

Q	What changes did you make to the Portfolios’ strategic allocations during the Reporting Period?

A	We slightly reduced the Portfolios’ strategic allocations to non-U.S. stocks and slightly increased their strategic allocations to U.S. stocks, given that U.S. economic prospects looked relatively more attractive than those of other countries, in our view. Within the Portfolios’ U.S. equity allocations, we increased our emphasis on quality. We continued to favor the information technology sector, while maintaining strategic exposures to the cyclically-oriented energy and materials sectors. We increased the Portfolios’ strategic allocations to dividend-paying stocks, which resulted in additional exposure to the consumer staples sector. We also increased their strategic allocations to pharmaceuticals stocks. In addition, during the Reporting Period, we decreased the Portfolios’ broad exposure to non-U.S. equities, while adopting underweight positions in Europe and overweight positions in Japan. We also added select currency hedging positions.

Q	What is the Portfolios’ tactical view and strategy for the months ahead?

A	In the near term, we expect to see low returns from virtually all asset classes. Therefore, we believe managing risk is likely to be of greater importance going forward. We plan to maintain a modestly defensive posture in the Portfolios, with a continued emphasis on seeking to generate strong risk-adjusted returns.

PORTFOLIO RESULTS

Changes to Portfolio Management and Principal Investment Strategy on or about November 30, 2018

Effective on or about November 30, 2018, after the close of the Reporting Period, Madison Asset Management, LLC will no longer serve as sub-adviser to the Portfolios, and David Hottmann and Patrick Ryan will no longer serve as portfolio managers of the Portfolios. At the same time, Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) will provide day-to-day advice regarding each of the Portfolios’ investment transactions, and Raymond Chan and Christopher Lvoff will serve as portfolio managers for each of the Portfolios.

The Portfolios’ principal investment strategy, including the Portfolios’ glide path, will also change. On or about November 30, 2018, each of the Portfolios will employ an asset allocation strategy designed for investors who plan to retire and withdraw their investment beginning on approximately the date specified in the specific Portfolio’s name (the “Target Date”). Each Portfolio will be managed for an investor planning to retire at the age of 65 on or around the Target Date. The Portfolios will generally seek to achieve their investment objective by investing in shares of exchange-traded funds (“ETFs”) for which the Investment Adviser or an affiliate now or in the future acts as investment adviser or principal underwriter, and may also invest in mutual funds for which the Investment Adviser or an affiliate now or in the future acts as investment adviser or principal underwriter as well as unaffiliated ETFs and mutual funds (collectively, the “Underlying Funds”), without considering or canvassing the universe of unaffiliated funds available. Under normal conditions, each of the Portfolios will invest in Underlying Funds according to the Investment Adviser’s asset allocation strategy such that over time each Portfolio’s asset allocation will generally become more conservative through the reduced allocation to equity funds and increased allocation to fixed income funds in accordance with the glide path’s strategic allocation.

FUND BASICS

Target Date 2020 Portfolio

as of August 31, 2018

PERFORMANCE REVIEW
September 1, 2017–August 31, 2018	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2020 (Total Return, Unhedged, USD)[2]
Class A	2.89%	5.82%
Institutional	3.33	5.82
Service	2.73	5.82
Investor	3.19	5.82
Class R	2.61	5.82
Class R6	3.33	5.82

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]
For the period ended 6/30/18	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	-2.64%	N/A	N/A	0.18%	8/22/16
Institutional	3.46	N/A	N/A	3.67	8/22/16
Service	2.87	N/A	N/A	3.14	8/22/16
Investor	3.33	N/A	N/A	3.52	8/22/16
Class R	2.74	N/A	N/A	2.99	8/22/16
Class R6	3.46	5.45%	3.91%	2.83	10/01/07

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2020 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2020 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.87%	1.52%
Institutional	0.48	1.13
Service	0.98	1.63
Investor	0.62	1.27
Class R	1.12	1.77
Class R6	0.47	1.12

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

FUND BASICS

TOP TEN HOLDINGS AS OF 8/31/18[5]
Holding	% of Net Assets	Line of Business
Schwab Intermediate-Term U.S. Treasury ETF	25.0%	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	21.0	Exchange Traded Funds
Schwab U.S. TIPS ETF	20.0	Exchange Traded Funds
iShares 20+ Year Treasury Bond ETF	5.0	Exchange Traded Funds
iShares Core S&P 500 ETF	4.0	Exchange Traded Funds
Schwab U.S. Dividend Equity ETF	3.5	Exchange Traded Funds
iShares Edge MSCI USA Quality Factor ETF	2.5	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	2.0	Exchange Traded Funds
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	2.0	Exchange Traded Funds
Vanguard Information Technology ETF	2.0	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]
Holding	As of August 31, 2018	As of August 31, 2017
Bond Funds	71.0%	65.1%
Stock Funds	19.0	20.3
Foreign Stock Funds	5.9	7.8
Investment Companies	0.5	3.2
Alternative Funds	2.0	3.0

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Performance Summary

August 31, 2018

The following graph shows the value, as of August 31, 2018, of a $10,000 investment made on November 1, 2008 in Class R6 Shares. For comparative purposes, the performance of the Portfolio’s benchmark, the S&P Target Date to 2020 Index (Total Return, Unhedged, USD), is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations may cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations currently in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class A, Institutional, Service, Investor and Class R Shares will vary from Class R6 Shares due to differences in class specific fees and any applicable sales charges. In addition to the Sub-Adviser’s decisions regarding underlying fund selection and allocations among them, other factors may affect Portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover and subscription and redemption cash flows affecting the Portfolio.

Target Date 2020 Portfolio’s Lifetime Performance

Performance of a $10,000 investment, with distributions reinvested, from November 1, 2008 through August 31, 2018.

Average Annual Total Return through August 31, 2018	One Year	Five Years	Ten Years	Since Inception
Class A (Commenced August 22, 2016)
Excluding sales charges	2.89%	N/A	N/A	3.63%
Including sales charges	-2.78%	N/A	N/A	0.80%

Institutional (Commenced August 22, 2016)	3.33%	N/A	N/A	4.07%

Service (Commenced August 22, 2016)	2.73%	N/A	N/A	3.53%

Investor (Commenced August 22, 2016)	3.19%	N/A	N/A	3.93%

Class R (Commenced August 22, 2016)	2.61%	N/A	N/A	3.39%

Class R6 (Commenced October 1, 2007)	3.33%	5.59%	4.45%	2.92%

FUND BASICS

Target Date 2025 Portfolio

as of August 31, 2018

PERFORMANCE REVIEW
September 1, 2017–August 31, 2018	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2025 (Total Return, Unhedged, USD)[2]
Class A	5.42%	7.19%
Institutional	5.70	7.19
Service	5.22	7.19
Investor	5.59	7.19
Class R	4.98	7.19
Class R6	5.73	7.19

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 6/30/18	One Year	Since Inception	Inception Date
Class A	-0.82%	2.34%	8/22/16
Institutional	5.25	5.88	8/22/16
Service	4.77	5.36	8/22/16
Investor	5.14	5.74	8/22/16
Class R	4.63	5.19	8/22/16
Class R6	5.28	5.90	8/22/16

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.87%	3.29%
Institutional	0.48	2.90
Service	0.98	3.40
Investor	0.62	3.04
Class R	1.12	3.54
Class R6	0.47	2.89

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 8/31/18[5]
Holding	% of Net Assets	Line of Business
Schwab Intermediate-Term U.S. Treasury ETF	20.0%	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	15.0	Exchange Traded Funds
Schwab U.S. TIPS ETF	15.0	Exchange Traded Funds
iShares Core S&P 500 ETF	11.5	Exchange Traded Funds
Schwab U.S. Dividend Equity ETF	4.5	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	3.5	Exchange Traded Funds
iShares 20+ Year Treasury Bond ETF	3.5	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	3.0	Exchange Traded Funds
iShares Edge MSCI USA Quality Factor ETF	2.5	Exchange Traded Funds
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	2.5	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]
Holding	As of August 31, 2018	As of August 31, 2017
Bond Funds	53.5%	48.5%
Stock Funds	30.9	31.5
Foreign Stock Funds	10.9	13.1
Alternative Funds	2.5	3.0
Investment Companies	0.5	3.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Performance Summary

August 31, 2018

The following graph shows the value, as of August 31, 2018, of a $1,000,000 investment made on August 22, 2016 (commencement of operations) in Institutional Shares. For comparative purposes, the performance of the Portfolio’s benchmark, the S&P Target Date to 2025 Index (Total Return, Unhedged, USD), is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations may cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations currently in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class A, Service, Investor, Class R and Class R6 Shares will vary from Institutional Shares due to differences in class specific fees and any applicable sales charges. In addition to the Sub-Adviser’s decisions regarding underlying fund selection and allocations among them, other factors may affect Portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover and subscription and redemption cash flows affecting the Portfolio.

Target Date 2025 Portfolio’s Lifetime Performance

Performance of a $1,000,000 investment, with distributions reinvested, from August 22, 2016 through August 31, 2018.

Average Annual Total Return through August 31, 2018	One Year	Since Inception
Class A (Commenced August 22, 2016)
Excluding sales charges	5.42%	6.08%
Including sales charges	-0.40%	3.17%

Institutional (Commenced August 22, 2016)	5.70%	6.44%

Service (Commenced August 22, 2016)	5.22%	5.96%

Investor (Commenced August 22, 2016)	5.59%	6.30%

Class R (Commenced August 22, 2016)	4.98%	5.76%

Class R6 (Commenced August 22, 2016)	5.73%	6.45%

FUND BASICS

Target Date 2030 Portfolio

as of August 31, 2018

PERFORMANCE REVIEW
September 1, 2017–August 31, 2018	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2030 (Total Return, Unhedged, USD)[2]
Class A	6.93%	8.66%
Institutional	7.29	8.66
Service	6.71	8.66
Investor	7.06	8.66
Class R	6.59	8.66
Class R6	7.30	8.66

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]
For the period ended 6/30/18	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	0.15%	N/A	N/A	3.52%	8/22/16
Institutional	6.39	N/A	N/A	7.20	8/22/16
Service	5.82	N/A	N/A	6.68	8/22/16
Investor	6.16	N/A	N/A	6.99	8/22/16
Class R	5.70	N/A	N/A	6.52	8/22/16
Class R6	6.40	7.50%	5.01%	3.68	10/01/07

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2030 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2030 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.87%	1.34%
Institutional	0.48	0.95
Service	0.98	1.45
Investor	0.62	1.09
Class R	1.12	1.59
Class R6	0.47	0.94

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

FUND BASICS

TOP TEN HOLDINGS AS OF 8/31/18[5]
Holding	% of Net Assets	Line of Business
Schwab Intermediate-Term U.S. Treasury ETF	18.0%	Exchange Traded Funds
iShares Core S&P 500 ETF	17.0	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	12.0	Exchange Traded Funds
Schwab U.S. TIPS ETF	10.5	Exchange Traded Funds
Schwab U.S. Dividend Equity ETF	5.0	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	4.0	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	3.5	Exchange Traded Funds
iShares Edge MSCI USA Quality Factor ETF	2.7	Exchange Traded Funds
iShares 20+ Year Treasury Bond ETF	2.5	Exchange Traded Funds
Invesco DB Optimum Yield Diversified Commodity Strategy No. K-1 ETF	2.5	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]
Holding	As of August 31, 2018	As of August 31, 2017
Bond Funds	43.1%	39.3%
Stock Funds	39.9	36.3
Foreign Stock Funds	12.5	16.4
Alternative Funds	2.5	3.0
Investment Companies	0.5	2.0

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Performance Summary

August 31, 2018

The following graph shows the value, as of August 31, 2018, of a $10,000 investment made on November 1, 2008 in Class R6 Shares. For comparative purposes, the performance of the Portfolio’s benchmark, the S&P Target Date to 2030 Index (Total Return, Unhedged, USD), is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations may cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations currently in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class A, Institutional, Service, Investor and Class R Shares will vary from Class R6 Shares due to differences in class specific fees and any applicable sales charges. In addition to the Sub-Adviser’s decisions regarding underlying fund selection and allocations among them, other factors may affect Portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover and subscription and redemption cash flows affecting the Portfolio.

Target Date 2030 Portfolio’s Lifetime Performance

Performance of a $10,000 investment, with distributions reinvested, from November 1, 2008 through August 31, 2018.

Average Annual Total Return through August 31, 2018	One Year	Five Years	Ten Years	Since Inception
Class A (Commenced August 22, 2016)
Excluding sales charges	6.93%	N/A	N/A	7.53%
Including sales charges	1.09%	N/A	N/A	4.56%

Institutional (Commenced August 22, 2016)	7.29%	N/A	N/A	7.96%

Service (Commenced August 22, 2016)	6.71%	N/A	N/A	7.43%

Investor (Commenced August 22, 2016)	7.06%	N/A	N/A	7.77%

Class R (Commenced August 22, 2016)	6.59%	N/A	N/A	7.28%

Class R6 (Commenced October 1, 2007)	7.30%	7.82%	5.69%	3.87%

FUND BASICS

Target Date 2035 Portfolio

as of August 31, 2018

PERFORMANCE REVIEW
September 1, 2017–August 31, 2018	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2035 (Total Return, Unhedged, USD)[2]
Class A	7.54%	10.01%
Institutional	8.02	10.01
Service	7.44	10.01
Investor	7.82	10.01
Class R	7.29	10.01
Class R6	8.05	10.01

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 6/30/18	One Year	Since Inception	Inception Date
Class A	0.70%	4.25%	8/22/16
Institutional	6.94	7.86	8/22/16
Service	6.37	7.33	8/22/16
Investor	6.84	7.71	8/22/16
Class R	6.22	7.17	8/22/16
Class R6	6.97	7.87	8/22/16

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.87%	3.26%
Institutional	0.48	2.87
Service	0.98	3.37
Investor	0.62	3.01
Class R	1.12	3.51
Class R6	0.47	2.86

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 8/31/18[5]
Holding	% of Net Assets	Line of Business
iShares Core S&P 500 ETF	17.9%	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	16.0	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	10.5	Exchange Traded Funds
Schwab U.S. TIPS ETF	9.0	Exchange Traded Funds
Schwab U.S. Dividend Equity ETF	5.5	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	4.5	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	4.0	Exchange Traded Funds
iShares Edge MSCI USA Quality Factor ETF	3.0	Exchange Traded Funds
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	3.0	Exchange Traded Funds
Vanguard FTSE Europe ETF	3.0	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]
Holding	As of August 31, 2018	As of August 31, 2017
Stock Funds	41.6%	39.6%
Bond Funds	38.0	34.5
Foreign Stock Funds	15.2	18.5
Investment Companies	0.5	3.5
Alternative Funds	3.0	3.0

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Performance Summary

August 31, 2018

The following graph shows the value, as of August 31, 2018, of a $1,000,000 investment made on August 22, 2016 (commencement of operations) in Institutional Shares. For comparative purposes, the performance of the Portfolio’s benchmark, the S&P Target Date to 2035 Index (Total Return, Unhedged, USD), is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations may cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations currently in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class A, Service, Investor, Class R and Class R6 Shares will vary from Institutional Shares due to differences in class specific fees and any applicable sales charges. In addition to the Sub-Adviser’s decisions regarding underlying fund selection and allocations among them, other factors may affect Portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover and subscription and redemption cash flows affecting the Portfolio.

Target Date 2035 Portfolio’s Lifetime Performance

Performance of a $1,000,000 investment, with distributions reinvested, from August 22, 2016 through August 31, 2018.

Average Annual Total Return through August 31, 2018	One Year	Since Inception
Class A (Commenced August 22, 2016)
Excluding sales charges	7.54%	8.28%
Including sales charges	1.64%	5.32%

Institutional (Commenced August 22, 2016)	8.02%	8.69%

Service (Commenced August 22, 2016)	7.44%	8.17%

Investor (Commenced August 22, 2016)	7.82%	8.52%

Class R (Commenced August 22, 2016)	7.29%	8.02%

Class R6 (Commenced August 22, 2016)	8.05%	8.71%

FUND BASICS

Target Date 2040 Portfolio

as of August 31, 2018

PERFORMANCE REVIEW
September 1, 2017–August 31, 2018	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2040 (Total Return, Unhedged, USD)[2]
Class A	8.23%	11.10%
Institutional	8.71	11.10
Service	8.13	11.10
Investor	8.46	11.10
Class R	8.02	11.10
Class R6	8.70	11.10

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]
For the period ended 6/30/18	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	1.13%	N/A	N/A	4.93%	8/22/16
Institutional	7.53	N/A	N/A	8.63	8/22/16
Service	6.96	N/A	N/A	8.11	8/22/16
Investor	7.28	N/A	N/A	8.47	8/22/16
Class R	6.74	N/A	N/A	7.90	8/22/16
Class R6	7.53	8.43%	5.14%	3.70	10/01/07

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2040 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2040 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.88%	1.45%
Institutional	0.49	1.06
Service	0.99	1.56
Investor	0.63	1.20
Class R	1.13	1.70
Class R6	0.48	1.05

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

FUND BASICS

TOP TEN HOLDINGS AS OF 8/31/18[5]
Holding	% of Net Assets	Line of Business
iShares Core S&P 500 ETF	19.0%	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	14.0	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	9.0	Exchange Traded Funds
Schwab U.S. TIPS ETF	7.5	Exchange Traded Funds
Schwab U.S. Dividend Equity ETF	6.0	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	5.0	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	4.5	Exchange Traded Funds
Vanguard FTSE Europe ETF	3.5	Exchange Traded Funds
iShares Edge MSCI USA Quality Factor ETF	3.2	Exchange Traded Funds
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	3.0	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]
Holding	As of August 31, 2018	As of August 31, 2017
Stock Funds	46.4%	43.1%
Bond Funds	33.1	29.6
Foreign Stock Funds	15.4	20.0
Alternative Funds	3.0	3.0
Investment Companies	0.6	2.3

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Performance Summary

August 31, 2018

The following graph shows the value, as of August 31, 2018, of a $10,000 investment made on November 1, 2008 in Class R6 Shares. For comparative purposes, the performance of the Portfolio’s benchmark, the S&P Target Date to 2040 Index (Total Return, Unhedged, USD), is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations may cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations currently in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class A, Institutional, Service, Investor and Class R Shares will vary from Class R6 Shares due to differences in class specific fees and any applicable sales charges. In addition to the Sub-Adviser’s decisions regarding underlying fund selection and allocations among them, other factors may affect Portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover and subscription and redemption cash flows affecting the Portfolio.

Target Date 2040 Portfolio’s Lifetime Performance

Performance of a $10,000 investment, with distributions reinvested, from November 1, 2008 through August 31, 2018.

Average Annual Total Return through August 31, 2018	One Year	Five Years	Ten Years	Since Inception
Class A (Commenced August 22, 2016)
Excluding sales charges	8.23%	N/A	N/A	9.07%
Including sales charges	2.25%	N/A	N/A	6.07%

Institutional (Commenced August 22, 2016)	8.71%	N/A	N/A	9.54%

Service (Commenced August 22, 2016)	8.13%	N/A	N/A	8.95%

Investor (Commenced August 22, 2016)	8.46%	N/A	N/A	9.33%

Class R (Commenced August 22, 2016)	8.02%	N/A	N/A	8.81%

Class R6 (Commenced October 1, 2007)	8.70%	8.79%	5.95%	3.92%

FUND BASICS

Target Date 2045 Portfolio

as of August 31, 2018

PERFORMANCE REVIEW
September 1, 2017–August 31, 2018	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2045 (Total Return, Unhedged, USD)[2]
Class A	9.02%	11.53%
Institutional	9.40	11.53
Service	8.83	11.53
Investor	9.19	11.53
Class R	8.74	11.53
Class R6	9.34	11.53

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 6/30/18	One Year	Since Inception	Inception Date
Class A	1.75%	5.64%	8/22/16
Institutional	8.08	9.30	8/22/16
Service	7.61	8.78	8/22/16
Investor	7.86	9.15	8/22/16
Class R	7.31	8.58	8/22/16
Class R6	8.11	9.32	8/22/16

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.88%	3.23%
Institutional	0.49	2.84
Service	0.99	3.34
Investor	0.63	2.98
Class R	1.13	3.48
Class R6	0.48	2.83

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 8/31/18[5]
Holding	% of Net Assets	Line of Business
iShares Core S&P 500 ETF	19.9%	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	12.5	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	7.5	Exchange Traded Funds
Schwab U.S. Dividend Equity ETF	6.2	Exchange Traded Funds
Schwab U.S. TIPS ETF	6.0	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	5.5	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	5.0	Exchange Traded Funds
Vanguard FTSE Europe ETF	4.0	Exchange Traded Funds
iShares Edge MSCI USA Quality Factor ETF	3.5	Exchange Traded Funds
Vanguard Information Technology ETF	3.2	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]
Holding	As of August 31, 2018	As of August 31, 2017
Stock Funds	49.9%	45.3%
Bond Funds	28.0	25.5
Foreign Stock Funds	16.9	21.7
Alternative Funds	3.0	3.0
Investment Companies	0.5	3.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Performance Summary

August 31, 2018

The following graph shows the value, as of August 31, 2018, of a $1,000,000 investment made on August 22, 2016 (commencement of operations) in Institutional Shares. For comparative purposes, the performance of the Portfolio’s benchmark, the S&P Target Date to 2045 Index (Total Return, Unhedged, USD), is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations may cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations currently in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class A, Service, Investor, Class R and Class R6 Shares will vary from Institutional Shares due to differences in class specific fees and any applicable sales charges. In addition to the Sub-Adviser’s decisions regarding underlying fund selection and allocations among them, other factors may affect Portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover and subscription and redemption cash flows affecting the Portfolio.

Target Date 2045 Portfolio’s Lifetime Performance

Performance of a $1,000,000 investment, with distributions reinvested, from August 22, 2016 through August 31, 2018.

Average Annual Total Return through August 31, 2018	One Year	Since Inception
Class A (Commenced August 22, 2016)
Excluding sales charges	9.02%	9.82%
Including sales charges	3.03%	6.80%

Institutional (Commenced August 22, 2016)	9.40%	10.23%

Service (Commenced August 22, 2016)	8.83%	9.66%

Investor (Commenced August 22, 2016)	9.19%	10.05%

Class R (Commenced August 22, 2016)	8.74%	9.53%

Class R6 (Commenced August 22, 2016)	9.34%	10.20%

FUND BASICS

Target Date 2050 Portfolio

as of August 31, 2018

PERFORMANCE REVIEW
September 1, 2017–August 31, 2018	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2050 (Total Return, Unhedged, USD)[2]
Class A	9.66%	11.75%
Institutional	10.10	11.75
Service	9.53	11.75
Investor	9.98	11.75
Class R	9.38	11.75
Class R6	10.11	11.75

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects fee waivers and/or expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

STANDARDIZED TOTAL RETURNS[3]
For the period ended 6/30/18	One Year	Five Years	Since Inception	Inception Date
Class A	2.19%	N/A	6.35%	8/22/16
Institutional	8.56	N/A	10.06	8/22/16
Service	8.10	N/A	9.54	8/22/16
Investor	8.45	N/A	9.91	8/22/16
Class R	7.96	N/A	9.37	8/22/16
Class R6	8.58	9.33%	8.80	1/3/11

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Effective August 22, 2016, the Madison Target Retirement 2050 Fund (the “Predecessor Fund”) was reorganized into the Portfolio. The Portfolio has assumed the Predecessor Fund’s historical performance. The returns for the Predecessor Fund for periods prior to August 29, 2014 reflect the performance of the Madison Target Retirement 2050 Fund’s Class I Shares, a series of Ultra Series Fund (the “Ultra Predecessor Fund”). As of August 29, 2014, the inception date of the Predecessor Fund, the Ultra Predecessor Fund exchanged in kind substantially all of its portfolio holdings for Class R6 shares of the Predecessor Fund. As a result, the Predecessor Fund assumed the performance of the Ultra Predecessor Fund. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. Past performance does not guarantee future results, which may vary. The value of investments and the income derived from investments will fluctuate and can go down as well as up. A loss of principal may occur.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.87%	2.16%
Institutional	0.48	1.77
Service	0.98	2.27
Investor	0.62	1.91
Class R	1.12	2.41
Class R6	0.47	1.76

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

FUND BASICS

TOP TEN HOLDINGS AS OF 8/31/18[5]
Holding	% of Net Assets	Line of Business
iShares Core S&P 500 ETF	20.9%	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	11.0	Exchange Traded Funds
Schwab U.S. Dividend Equity ETF	6.5	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	6.0	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	6.0	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	5.5	Exchange Traded Funds
Schwab U.S. TIPS ETF	4.5	Exchange Traded Funds
Vanguard FTSE Europe ETF	4.4	Exchange Traded Funds
iShares Edge MSCI USA Quality Factor ETF	4.0	Exchange Traded Funds
Vanguard Information Technology ETF	3.5	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]
Holding	As of August 31, 2018	As of August 31, 2017
Stock Funds	52.9%	48.4%
Bond Funds	23.0	20.5
Foreign Stock Funds	18.9	23.8
Alternative Funds	3.0	3.0
Investment Companies	0.5	3.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Performance Summary

August 31, 2018

The following graph shows the value, as of August 31, 2018, of a $10,000 investment made on January 3, 2011 (commencement of operations of the Ultra Predecessor Fund) in Class R6 Shares. For comparative purposes, the performance of the Portfolio’s benchmark, the S&P Target Date to 2050 Index (Total Return, Unhedged, USD), is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations may cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations currently in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class A, Institutional, Service, Investor and Class R Shares will vary from Class R6 Shares due to differences in class specific fees and any applicable sales charges. In addition to the Sub-Adviser’s decisions regarding underlying fund selection and allocations among them, other factors may affect Portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover and subscription and redemption cash flows affecting the Portfolio.

Target Date 2050 Portfolio’s Lifetime Performance

Performance of a $10,000 investment, with distributions reinvested, from January 3, 2011 through August 31, 2018.

Average Annual Total Return through August 31, 2018	One Year	Five Years	Since Inception
Class A (Commenced August 22, 2016)
Excluding sales charges	9.66%	N/A	10.64%
Including sales charges	3.67%	N/A	7.60%

Institutional (Commenced August 22, 2016)	10.10%	N/A	11.03%

Service (Commenced August 22, 2016)	9.53%	N/A	10.50%

Investor (Commenced August 22, 2016)	9.98%	N/A	10.90%

Class R (Commenced August 22, 2016)	9.38%	N/A	10.35%

Class R6 (Commenced January 3, 2011)	10.11%	9.73%	9.08%

FUND BASICS

Target Date 2055 Portfolio

as of August 31, 2018

PERFORMANCE REVIEW
September 1, 2017–August 31, 2018	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2055 (Total Return, Unhedged, USD)[2]
Class A	10.37%	12.08%
Institutional	10.82	12.08
Service	10.27	12.08
Investor	10.62	12.08
Class R	10.09	12.08
Class R6	10.85	12.08

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 6/30/18	One Year	Since Inception	Inception Date
Class A	2.69%	6.95%	8/22/16
Institutional	9.16	10.72	8/22/16
Service	8.69	10.20	8/22/16
Investor	9.05	10.58	8/22/16
Class R	8.51	10.02	8/22/16
Class R6	9.29	10.74	8/22/16

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.86%	3.44%
Institutional	0.47	3.05
Service	0.97	3.55
Investor	0.61	3.19
Class R	1.11	3.69
Class R6	0.46	3.04

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 8/31/18[5]
Holding	% of Net Assets	Line of Business
iShares Core S&P 500 ETF	22.4%	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	10.0	Exchange Traded Funds
Schwab U.S. Dividend Equity ETF	6.7	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	6.5	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	6.0	Exchange Traded Funds
Vanguard FTSE Europe ETF	4.9	Exchange Traded Funds
iShares Edge MSCI USA Quality Factor ETF	4.5	Exchange Traded Funds
Vanguard Short-Term Corporate Bond ETF	4.0	Exchange Traded Funds
Vanguard Information Technology ETF	3.7	Exchange Traded Funds
Xtrackers MSCI EAFE Hedged Equity ETF	3.5	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]
Holding	As of August 31, 2018	As of August 31, 2017
Stock Funds	56.4%	51.5%
Foreign Stock Funds	20.4	25.5
Bond Funds	18.0	15.5
Alternative Funds	3.0	3.0
Investment Companies	0.5	3.5

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Performance Summary

August 31, 2018

The following graph shows the value, as of August 31, 2018, of a $1,000,000 investment made on August 22, 2016 (commencement of operations) in Institutional Shares. For comparative purposes, the performance of the Portfolio’s benchmark, the S&P Target Date to 2055 Index (Total Return, Unhedged, USD), is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations may cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects applicable fee waivers and/or expense limitations currently in effect during the periods shown and in their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance of Class A, Service, Investor, Class R and Class R6 Shares will vary from Institutional Shares due to differences in class specific fees and any applicable sales charges. In addition to the Sub-Adviser’s decisions regarding underlying fund selection and allocations among them, other factors may affect Portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover and subscription and redemption cash flows affecting the Portfolio.

Target Date 2055 Portfolio’s Lifetime Performance

Performance of a $1,000,000 investment, with distributions reinvested, from August 22, 2016 through August 31, 2018.

Average Annual Total Return through August 31, 2018	One Year	Since Inception
Class A (Commenced August 22, 2016)
Excluding sales charges	10.37%	11.26%
Including sales charges	4.30%	8.21%

Institutional (Commenced August 22, 2016)	10.82%	11.74%

Service (Commenced August 22, 2016)	10.27%	11.17%

Investor (Commenced August 22, 2016)	10.62%	11.57%

Class R (Commenced August 22, 2016)	10.09%	11.01%

Class R6 (Commenced August 22, 2016)	10.85%	11.76%

FUND BASICS

Target Date 2060 Portfolio

as of August 31, 2018

PERFORMANCE REVIEW
April 30, 2018–August 31, 2018	Portfolio Total Return (based on NAV)[1]	S&P Target Date To 2060 (Total Return, Unhedged, USD)[2]
Class A	4.50%	4.72%
Institutional	4.60	4.72
Service	4.40	4.72
Investor	4.60	4.72
Class R	4.40	4.72
Class R6	4.60	4.72

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P Target Date Index Series is a component of the S&P Target Allocation Index Family, and is related to the S&P Target Risk Index Series. Both series are broadly representative of the investment opportunity available to investors in target date and target risk funds, respectively. The index series reflects the market consensus for asset allocations for different target date horizons. In particular, each index is representative of the investment opportunity available to investors for the corresponding target date horizon, with asset class exposures driven by a survey of available target date funds for that horizon.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 6/30/18	Since Inception	Inception Date
Class A	-4.82%	4/30/18
Institutional	0.80	4/30/18
Service	0.70	4/30/18
Investor	0.70	4/30/18
Class R	0.70	4/30/18
Class R6	0.80	4/30/18

[3]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Investor, Class R and Class R6 Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Returns less than 12 months are cumulative, not annualized.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.86%	3.19%
Institutional	0.47	2.80
Service	0.97	3.30
Investor	0.61	2.94
Class R	1.11	3.44
Class R6	0.45	2.79

[4]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Portfolio and will differ from the expense ratios disclosed in the Financial Highlights in this report due to the inclusion of Underlying Fund fees and expenses, which are not included in the operating expenses of the Portfolio reflected in the Financial Highlights. Pursuant to a contractual arrangement, the Portfolio’s waivers and/or expense limitations will remain in place through at least April 30, 2019, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Portfolio’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 8/31/18[5]
Holding	% of Net Assets	Line of Business
iShares Core S&P 500 ETF	23.5%	Exchange Traded Funds
Schwab Intermediate-Term U.S. Treasury ETF	9.8	Exchange Traded Funds
Schwab U.S. Dividend Equity ETF	6.9	Exchange Traded Funds
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	6.9	Exchange Traded Funds
iShares Core S&P Mid-Cap ETF	5.9	Exchange Traded Funds
Vanguard FTSE Europe ETF	5.3	Exchange Traded Funds
iShares Edge MSCI USA Quality Factor ETF	4.4	Exchange Traded Funds
Vanguard Information Technology ETF	3.9	Exchange Traded Funds
Xtrackers MSCI EAFE Hedged Equity ETF	3.4	Exchange Traded Funds
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	2.9	Exchange Traded Funds

[5]	The top 10 holdings may not be representative of the Portfolio’s future investments. The top 10 holdings exclude investments in money market funds.

PORTFOLIO COMPOSITION[6]
Holding	As of August 31, 2018
Stock Funds	57.3%
Foreign Stock Funds	21.0
Bond Funds	14.7
Alternative Funds	2.9
Investment Companies	0.4

[6]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each fund type reflects the value of that fund type as a percentage of the Portfolio’s net assets. Figures above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities.

PORTFOLIO RESULTS

Index Definitions

S&P 500® Index is the Standard & Poor’s 500 composite index of 500 stocks, an unmanaged index of common stock prices.

It is not possible to invest directly in an unmanaged index.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Schedule of Investments

August 31, 2018

Shares	Description	Value
Exchange Traded Funds – 97.9%
Alternative Funds – 2.0%
50,604	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	$918,969

Bond Funds – 71.0%
18,939	iShares 20+ Year Treasury Bond ETF	2,291,524
219,433	Schwab Intermediate-Term U.S. Treasury ETF	11,476,346
167,793	Schwab U.S. TIPS ETF	9,168,209
122,949	Vanguard Short-Term Corporate Bond ETF	9,639,202

		32,575,281

Foreign Stock Funds – 5.9%
15,535	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	919,051
1,987	Vanguard FTSE All World ex-US Small-Cap ETF	227,551
4,349	Vanguard FTSE All-World ex-U.S. ETF	226,539
12,047	Vanguard FTSE Europe ETF	679,451
4,126	WisdomTree Japan Hedged Equity Fund	226,187
14,255	Xtrackers MSCI EAFE Hedged Equity ETF	454,592

		2,733,371

Stock Funds – 19.0%
6,093	Energy Select Sector SPDR Fund	453,563
6,200	Invesco Dynamic Pharmaceuticals ETF	458,056
6,258	iShares Core S&P 500 ETF	1,830,089
3,362	iShares Core S&P Mid-Cap ETF	687,025
3,173	iShares Edge MSCI Minimum Volatility EAFE ETF	229,186
12,778	iShares Edge MSCI USA Quality Factor ETF	1,146,698
3,932	iShares MSCI Japan ETF	228,921
30,438	Schwab U.S. Dividend Equity ETF	1,604,387
9,644	Vanguard Financials ETF	690,317
1,421	Vanguard Growth ETF	228,412
4,519	Vanguard Information Technology ETF	916,453
1,691	Vanguard Materials ETF	227,000

		8,700,107

TOTAL EXCHANGE TRADED FUNDS
(Cost $43,126,942)		$44,927,728

Shares	Distribution Rate	Value
Investment Company(a) – 0.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
229,794	1.879%	$229,794
(Cost $229,794)

TOTAL INVESTMENTS – 98.4%
(Cost $43,356,736)		$45,157,522

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		728,165

NET ASSETS – 100.0%		$45,885,687

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Schedule of Investments

August 31, 2018

Shares	Description	Value
Exchange Traded Funds – 97.8%
Alternative Funds – 2.5%
15,700	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	$285,112

Bond Funds – 53.5%
3,298	iShares 20+ Year Treasury Bond ETF	399,041
43,664	Schwab Intermediate-Term U.S. Treasury ETF	2,283,627
31,302	Schwab U.S. TIPS ETF	1,710,341
21,844	Vanguard Short-Term Corporate Bond ETF	1,712,570

		6,105,579

Foreign Stock Funds – 10.9%
1,178	iShares Edge MSCI Minimum Volatility EAFE ETF	85,087
6,762	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	400,040
737	Vanguard FTSE All World ex-US Small-Cap ETF	84,401
3,267	Vanguard FTSE All-World ex-U.S. ETF	170,178
3,984	Vanguard FTSE Europe ETF	224,698
1,029	WisdomTree Japan Hedged Equity Fund	56,410
7,106	Xtrackers MSCI EAFE Hedged Equity ETF	226,610

		1,247,424

Stock Funds – 30.9%
2,280	Energy Select Sector SPDR Fund	169,723
2,320	Invesco Dynamic Pharmaceuticals ETF	171,402
4,473	iShares Core S&P 500 ETF	1,308,084
1,678	iShares Core S&P Mid-Cap ETF	342,899
3,178	iShares Edge MSCI USA Quality Factor ETF	285,194
1,959	iShares MSCI Japan ETF	114,053
9,738	Schwab U.S. Dividend Equity ETF	513,290
2,780	Vanguard Financials ETF	198,992
711	Vanguard Growth ETF	114,286
1,264	Vanguard Information Technology ETF	256,339
424	Vanguard Materials ETF	56,918

		3,531,180

TOTAL EXCHANGE TRADED FUNDS
(Cost $10,480,224)		$11,169,295

Shares	Distribution Rate	Value
Investment Company(a) – 0.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
56,506	1.879%	$56,506
(Cost $56,506)

TOTAL INVESTMENTS – 98.3%
(Cost $10,536,730)		$11,225,801

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		188,835

NET ASSETS – 100.0%		$11,414,636

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Schedule of Investments

August 31, 2018

Shares	Description	Value
Exchange Traded Funds – 98.0%
Alternative Funds – 2.5%
105,640	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	$1,918,422

Bond Funds – 43.1%
15,871	iShares 20+ Year Treasury Bond ETF	1,920,312
264,427	Schwab Intermediate-Term U.S. Treasury ETF	13,829,532
147,437	Schwab U.S. TIPS ETF	8,055,958
117,587	Vanguard Short-Term Corporate Bond ETF	9,218,821

		33,024,623

Foreign Stock Funds – 12.5%
52,001	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	3,076,379
6,667	Vanguard FTSE All World ex-US Small-Cap ETF	763,505
29,311	Vanguard FTSE All-World ex-U.S. ETF	1,526,810
33,604	Vanguard FTSE Europe ETF	1,895,266
10,453	WisdomTree Japan Hedged Equity Fund	573,033
53,809	Xtrackers MSCI EAFE Hedged Equity ETF	1,715,969

		9,550,962

Stock Funds – 39.9%
20,488	Energy Select Sector SPDR Fund	1,525,127
15,577	Invesco Dynamic Pharmaceuticals ETF	1,150,829
44,490	iShares Core S&P 500 ETF	13,010,656
13,138	iShares Core S&P Mid-Cap ETF	2,684,750
10,598	iShares Edge MSCI Minimum Volatility EAFE ETF	765,494
23,439	iShares Edge MSCI USA Quality Factor ETF	2,103,416
16,492	iShares MSCI Japan ETF	960,164
72,775	Schwab U.S. Dividend Equity ETF	3,835,970
21,378	Vanguard Financials ETF	1,530,237
4,776	Vanguard Growth ETF	767,694
9,453	Vanguard Information Technology ETF	1,917,068
2,852	Vanguard Materials ETF	382,853

		30,634,258

TOTAL EXCHANGE TRADED FUNDS
(Cost $67,421,601)		$75,128,265

Shares	Distribution Rate	Value
Investment Company(a) – 0.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
385,903	1.879%	$385,903
(Cost $385,903)

TOTAL INVESTMENTS – 98.5%
(Cost $67,807,504)		$75,514,168

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		1,182,639

NET ASSETS – 100.0%		$76,696,807

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Schedule of Investments

August 31, 2018

Shares	Description	Value
Exchange Traded Funds – 97.8%
Alternative Funds – 3.0%
20,618	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	$374,423

Bond Funds – 38.0%
2,583	iShares 20+ Year Treasury Bond ETF	312,530
38,217	Schwab Intermediate-Term U.S. Treasury ETF	1,998,749
20,554	Schwab U.S. TIPS ETF	1,123,070
16,734	Vanguard Short-Term Corporate Bond ETF	1,311,946

		4,746,295

Foreign Stock Funds – 15.2%
9,515	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	562,907
2,675	iShares MSCI Japan ETF	155,739
1,081	Vanguard FTSE All World ex-US Small-Cap ETF	123,796
5,363	Vanguard FTSE All-World ex-U.S. ETF	279,359
6,559	Vanguard FTSE Europe ETF	369,928
1,703	WisdomTree Japan Hedged Equity Fund	93,358
9,712	Xtrackers MSCI EAFE Hedged Equity ETF	309,716

		1,894,803

Stock Funds – 41.6%
3,750	Energy Select Sector SPDR Fund	279,150
2,538	Invesco Dynamic Pharmaceuticals ETF	187,507
7,662	iShares Core S&P 500 ETF	2,240,675
2,441	iShares Core S&P Mid-Cap ETF	498,818
1,719	iShares Edge MSCI Minimum Volatility EAFE ETF	124,163
4,174	iShares Edge MSCI USA Quality Factor ETF	374,575
13,019	Schwab U.S. Dividend Equity ETF	686,232
3,477	Vanguard Financials ETF	248,884
777	Vanguard Growth ETF	124,895
1,691	Vanguard Information Technology ETF	342,935
691	Vanguard Materials ETF	92,760

		5,200,594

TOTAL EXCHANGE TRADED FUNDS
(Cost $11,108,125)		$12,216,115

Shares	Distribution Rate	Value
Investment Company(a) – 0.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
56,895	1.879%	$56,895
(Cost $56,895)

TOTAL INVESTMENTS – 98.3%
(Cost $11,165,020)		$12,273,010

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		215,629

NET ASSETS – 100.0%		$12,488,639

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Schedule of Investments

August 31, 2018

Shares	Description	Value
Exchange Traded Funds – 97.9%
Alternative Funds – 3.0%
82,905	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	$1,505,555

Bond Funds – 33.1%
10,380	iShares 20+ Year Treasury Bond ETF	1,255,928
134,503	Schwab Intermediate-Term U.S. Treasury ETF	7,034,507
68,873	Schwab U.S. TIPS ETF	3,763,221
57,676	Vanguard Short-Term Corporate Bond ETF	4,521,798

		16,575,454

Foreign Stock Funds – 15.4%
42,510	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	2,514,892
4,372	Vanguard FTSE All World ex-US Small-Cap ETF	500,681
23,961	Vanguard FTSE All-World ex-U.S. ETF	1,248,128
30,768	Vanguard FTSE Europe ETF	1,735,315
6,836	WisdomTree Japan Hedged Equity Fund	374,750
43,011	Xtrackers MSCI EAFE Hedged Equity ETF	1,371,621

		7,745,387

Stock Funds – 46.4%
16,749	Energy Select Sector SPDR Fund	1,246,796
11,890	Invesco Dynamic Pharmaceuticals ETF	878,433
32,519	iShares Core S&P 500 ETF	9,509,856
11,052	iShares Core S&P Mid-Cap ETF	2,258,476
6,909	iShares Edge MSCI Minimum Volatility EAFE ETF	499,037
18,126	iShares Edge MSCI USA Quality Factor ETF	1,626,627
12,902	iShares MSCI Japan ETF	751,154
57,113	Schwab U.S. Dividend Equity ETF	3,010,426
13,981	Vanguard Financials ETF	1,000,760
3,125	Vanguard Growth ETF	502,313
7,419	Vanguard Information Technology ETF	1,504,573
3,711	Vanguard Materials ETF	498,165

		23,286,616

TOTAL EXCHANGE TRADED FUNDS
(Cost $43,286,020)		$49,113,012

Shares	Distribution Rate	Value
Investment Company(a) – 0.6%
Goldman Sachs Financial Square Government Fund – Institutional Shares
290,705	1.879%	$290,705
(Cost $290,705)

TOTAL INVESTMENTS – 98.5%
(Cost $43,576,725)		$49,403,717

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		760,856

NET ASSETS – 100.0%		$50,164,573

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Schedule of Investments

August 31, 2018

Shares	Description	Value
Exchange Traded Funds – 97.8%
Alternative Funds – 3.0%
20,647	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	$374,950

Bond Funds – 28.0%
2,071	iShares 20+ Year Treasury Bond ETF	250,581
29,894	Schwab Intermediate-Term U.S. Treasury ETF	1,563,456
13,722	Schwab U.S. TIPS ETF	749,770
11,970	Vanguard Short-Term Corporate Bond ETF	938,448

		3,502,255

Foreign Stock Funds – 16.9%
11,645	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	688,918
1,084	Vanguard FTSE All World ex-US Small-Cap ETF	124,140
6,564	Vanguard FTSE All-World ex-U.S. ETF	341,919
8,757	Vanguard FTSE Europe ETF	493,895
1,690	WisdomTree Japan Hedged Equity Fund	92,646
11,685	Xtrackers MSCI EAFE Hedged Equity ETF	372,634

		2,114,152

Stock Funds – 49.9%
4,575	Energy Select Sector SPDR Fund	340,563
3,386	Invesco Dynamic Pharmaceuticals ETF	250,158
8,525	iShares Core S&P 500 ETF	2,493,051
3,061	iShares Core S&P Mid-Cap ETF	625,515
2,156	iShares Edge MSCI Minimum Volatility EAFE ETF	155,728
4,876	iShares Edge MSCI USA Quality Factor ETF	437,572
3,228	iShares MSCI Japan ETF	187,934
14,814	Schwab U.S. Dividend Equity ETF	780,846
3,935	Vanguard Financials ETF	281,667
775	Vanguard Growth ETF	124,573
2,002	Vanguard Information Technology ETF	406,006
1,153	Vanguard Materials ETF	154,779

		6,238,392

TOTAL EXCHANGE TRADED FUNDS
(Cost $10,955,203)		$12,229,749

Shares	Distribution Rate	Value
Investment Company(a) – 0.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
54,070	1.879%	$54,070
(Cost $54,070)

TOTAL INVESTMENTS – 98.3%
(Cost $11,009,273)		$12,283,819

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		217,826

NET ASSETS – 100.0%		$12,501,645

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Schedule of Investments

August 31, 2018

Shares	Description	Value
Exchange Traded Funds – 97.8%
Alternative Funds – 3.0%
50,497	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	$917,026

Bond Funds – 23.0%
3,792	iShares 20+ Year Treasury Bond ETF	458,813
64,370	Schwab Intermediate-Term U.S. Treasury ETF	3,366,551
25,170	Schwab U.S. TIPS ETF	1,375,289
23,420	Vanguard Short-Term Corporate Bond ETF	1,836,128

		7,036,781

Foreign Stock Funds – 18.9%
31,071	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,838,160
3,328	Vanguard FTSE All World ex-US Small-Cap ETF	381,123
17,514	Vanguard FTSE All-World ex-U.S. ETF	912,304
24,095	Vanguard FTSE Europe ETF	1,358,958
5,552	WisdomTree Japan Hedged Equity Fund	304,361
30,961	Xtrackers MSCI EAFE Hedged Equity ETF	987,346

		5,782,252

Stock Funds – 52.9%
12,223	Energy Select Sector SPDR Fund	909,880
8,281	Invesco Dynamic Pharmaceuticals ETF	611,800
21,892	iShares Core S&P 500 ETF	6,402,096
8,219	iShares Core S&P Mid-Cap ETF	1,679,553
5,260	iShares Edge MSCI Minimum Volatility EAFE ETF	379,930
13,630	iShares Edge MSCI USA Quality Factor ETF	1,223,156
7,859	iShares MSCI Japan ETF	457,551
37,686	Schwab U.S. Dividend Equity ETF	1,986,429
9,580	Vanguard Financials ETF	685,736
1,904	Vanguard Growth ETF	306,049
5,272	Vanguard Information Technology ETF	1,069,162
3,403	Vanguard Materials ETF	456,819

		16,168,161

TOTAL EXCHANGE TRADED FUNDS
(Cost $25,860,923)		$29,904,220

Shares	Distribution Rate	Value
Investment Company(a) – 0.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
139,647	1.879%	$139,647
(Cost $139,647)

TOTAL INVESTMENTS – 98.3%
(Cost $26,000,570)		$30,043,867

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		522,295

NET ASSETS – 100.0%		$30,566,162

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Schedule of Investments

August 31, 2018

Shares	Description	Value
Exchange Traded Funds – 97.8%
Alternative Funds – 3.0%
20,900	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	$379,544

Bond Funds – 18.0%
1,047	iShares 20+ Year Treasury Bond ETF	126,681
24,220	Schwab Intermediate-Term U.S. Treasury ETF	1,266,706
6,945	Schwab U.S. TIPS ETF	379,475
6,462	Vanguard Short-Term Corporate Bond ETF	506,621

		2,279,483

Foreign Stock Funds – 20.4%
13,932	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	824,217
1,653	Vanguard FTSE All World ex-US Small-Cap ETF	189,302
7,249	Vanguard FTSE All-World ex-U.S. ETF	377,601
11,081	Vanguard FTSE Europe ETF	624,968
2,282	WisdomTree Japan Hedged Equity Fund	125,099
13,800	Xtrackers MSCI EAFE Hedged Equity ETF	440,082

		2,581,269

Stock Funds – 56.4%
5,055	Energy Select Sector SPDR Fund	376,294
3,419	Invesco Dynamic Pharmaceuticals ETF	252,596
9,708	iShares Core S&P 500 ETF	2,839,007
3,718	iShares Core S&P Mid-Cap ETF	759,773
2,612	iShares Edge MSCI Minimum Volatility EAFE ETF	188,665
6,346	iShares Edge MSCI USA Quality Factor ETF	569,490
3,256	iShares MSCI Japan ETF	189,564
16,198	Schwab U.S. Dividend Equity ETF	853,797
4,423	Vanguard Financials ETF	316,598
789	Vanguard Growth ETF	126,824
2,338	Vanguard Information Technology ETF	474,146
1,398	Vanguard Materials ETF	187,668

		7,134,422

TOTAL EXCHANGE TRADED FUNDS
(Cost $10,892,372)		$12,374,718

Shares	Distribution Rate	Value
Investment Company(a) – 0.5%
Goldman Sachs Financial Square Government Fund – Institutional Shares
61,121	1.879%	$61,121
(Cost $61,121)

TOTAL INVESTMENTS – 98.3%
(Cost $10,953,493)		$12,435,839

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		213,783

NET ASSETS – 100.0%		$12,649,622

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Schedule of Investments

August 31, 2018

Shares	Description	Value
Exchange Traded Funds – 95.9%
Alternative Funds – 2.9%
8,473	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	$153,870

Bond Funds – 14.7%
426	iShares 20+ Year Treasury Bond ETF	51,544
9,800	Schwab Intermediate-Term U.S. Treasury ETF	512,540
1,883	Schwab U.S. TIPS ETF	102,887
1,315	Vanguard Short-Term Corporate Bond ETF	103,096

		770,067

Foreign Stock Funds – 21.0%
6,065	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	358,805
670	Vanguard FTSE All World ex-US Small-Cap ETF	76,728
2,930	Vanguard FTSE All-World ex-U.S. ETF	152,624
4,941	Vanguard FTSE Europe ETF	278,672
942	WisdomTree Japan Hedged Equity Fund	51,641
5,589	Xtrackers MSCI EAFE Hedged Equity ETF	178,233

		1,096,703

Stock Funds – 57.3%
2,058	Energy Select Sector SPDR Fund	153,197
1,386	Invesco Dynamic Pharmaceuticals ETF	102,398
4,198	iShares Core S&P 500 ETF	1,227,663
1,504	iShares Core S&P Mid-Cap ETF	307,342
1,074	iShares Edge MSCI Minimum Volatility EAFE ETF	77,575
2,561	iShares Edge MSCI USA Quality Factor ETF	229,824
1,322	iShares MSCI Japan ETF	76,967
6,812	Schwab U.S. Dividend Equity ETF	359,060
1,786	Vanguard Financials ETF	127,842
324	Vanguard Growth ETF	52,080
1,011	Vanguard Information Technology ETF	205,031
569	Vanguard Materials ETF	76,383

		2,995,362

TOTAL EXCHANGE TRADED FUNDS
(Cost $4,815,010)		$5,016,002

Shares	Distribution Rate	Value
Investment Company(a) – 0.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
20,736	1.879%	$20,736
(Cost $20,736)

TOTAL INVESTMENTS – 96.3%
(Cost $4,835,746)		$5,036,738

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.7%		193,619

NET ASSETS – 100.0%		$5,230,357

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Represents an affiliated fund.

Investment Abbreviations:
ETF	—Exchange Traded Fund
TIPS	—Treasury Inflation Protected Securities

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities

August 31, 2018

	Target Date 2020 Portfolio	Target Date 2025 Portfolio	Target Date 2030 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $43,126,942, $10,480,224 and $67,421,601)	$44,927,728	$11,169,295	$75,128,265
Investments of affiliated issuers, at value (cost $229,794, $56,506 and $385,903)	229,794	56,506	385,903
Cash	679,624	140,688	1,146,258
Receivables:
Investments sold	716,741	147,280	468,446
Reimbursement from investment adviser	57,703	32,944	58,580
Portfolio shares sold	6,819	4,143	8,674
Dividends	662	173	1,075
Other assets	58,728	56,460	60,007
Total assets	46,677,799	11,607,489	77,257,208

Liabilities:
Payables:
Investments purchased	707,109	116,669	464,685
Management fees	9,600	2,406	16,103
Distribution and Service fees and Transfer Agency fees	921	497	1,651
Accrued expenses	74,482	73,281	77,962
Total liabilities	792,112	192,853	560,401

Net Assets:
Paid-in capital	42,972,629	10,462,334	66,886,676
Undistributed net investment income	456,433	109,700	721,043
Accumulated net realized gain	655,839	153,531	1,382,424
Net unrealized gain	1,800,786	689,071	7,706,664
NET ASSETS	$45,885,687	$11,414,636	$76,696,807
Net Assets:
Class A	$57,206	$151,675	$362,095
Institutional	10,872	10,655,023	11,684
Service	10,733	11,240	11,564
Investor	894,142	372,580	1,330,064
Class R	12,248	11,207	29,534
Class R6	44,900,486	212,911	74,951,866
Total Net Assets	$45,885,687	$11,414,636	$76,696,807
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	6,099	13,881	37,425
Institutional	1,154	974,422	1,202
Service	1,144	1,032	1,195
Investor	95,121	34,140	137,205
Class R	1,307	1,030	3,058
Class R6	4,764,821	19,471	7,711,552
Net asset value, offering and redemption price per share:(a)
Class A	$9.38	$10.93	$9.68
Institutional	9.42	10.93	9.72
Service	9.38	10.90	9.68
Investor	9.40	10.91	9.69
Class R	9.37	10.88	9.66
Class R6	9.42	10.93	9.72

(a)	Maximum public offering price per share for Class A Shares of the Target Date 2020, Target Date 2025 and Target Date 2030 Portfolios is $9.93, $11.57 and $10.24, respectively.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities (continued)

August 31, 2018

	Target Date 2035 Portfolio	Target Date 2040 Portfolio	Target Date 2045 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $11,108,125, $43,286,020 and $10,955,203)	$12,216,115	$49,113,012	$12,229,749
Investments of affiliated issuers, at value (cost $56,895, $290,705 and $54,070)	56,895	290,705	54,070
Cash	189,465	707,537	190,859
Receivables:
Investments sold	80,047	319,046	82,822
Reimbursement from investment adviser	32,700	57,301	32,924
Portfolio shares sold	7,280	11,552	9,105
Dividends	178	701	187
Other assets	56,486	58,774	56,480
Total assets	12,639,166	50,558,628	12,656,196

Liabilities:
Payables:
Investments purchased	74,804	310,003	78,022
Management fees	2,608	10,485	2,612
Distribution and Service fees and Transfer Agency fees	563	973	550
Accrued expenses	72,552	72,594	73,367
Total liabilities	150,527	394,055	154,551

Net Assets:
Paid-in capital	11,072,978	42,350,820	10,809,712
Undistributed net investment income	112,191	461,837	109,812
Accumulated net realized gain	195,480	1,524,924	307,575
Net unrealized gain	1,107,990	5,826,992	1,274,546
NET ASSETS	$12,488,639	$50,164,573	$12,501,645
Net Assets:
Class A	$106,683	$51,122	$106,372
Institutional	11,138,942	12,024	11,471,574
Service	11,725	11,901	12,059
Investor	889,702	635,606	600,485
Class R	11,763	35,963	41,157
Class R6	329,824	49,417,957	269,998
Total Net Assets	$12,488,639	$50,164,573	$12,501,645
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	9,409	5,388	9,172
Institutional	979,501	1,261	984,904
Service	1,035	1,254	1,039
Investor	78,450	66,824	51,656
Class R	1,040	3,799	3,555
Class R6	28,999	5,178,821	23,187
Net asset value, offering and redemption price per share:(a)
Class A	$11.34	$9.49	$11.60
Institutional	11.37	9.54	11.65
Service	11.33	9.49	11.60
Investor	11.34	9.51	11.62
Class R	11.32	9.47	11.58
Class R6	11.37	9.54	11.64

(a)	Maximum public offering price per share for Class A Shares of the Target Date 2035, Target Date 2040 and Target Date 2045 Portfolios is $12.00, $10.04 and $12.28, respectively.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Assets and Liabilities (continued)

August 31, 2018

	Target Date 2050 Portfolio	Target Date 2055 Portfolio	Target Date 2060 Portfolio
Assets:
Investments of unaffiliated issuers, at value (cost $25,860,923, $10,892,372 and $4,815,010)	$29,904,220	$12,374,718	$5,016,002
Investments of affiliated issuers, at value (cost $139,647, $61,121 and $20,736)	139,647	61,121	20,736
Cash	469,315	187,751	56,823
Receivables:
Deferred offering costs	—	—	125,642
Investments sold	196,249	83,263	49,563
Reimbursement from investment adviser	56,728	33,958	46,762
Portfolio shares sold	6,355	6,809	—
Dividends	446	183	73
Other assets	57,802	56,494	100,461
Total assets	30,830,762	12,804,297	5,416,062

Liabilities:
Payables:
Investments purchased	190,583	78,583	24,549
Management fees	6,366	2,639	1,092
Distribution and Service fees and Transfer Agency fees	710	546	103
Organization costs	—	—	12,000
Offering expense	—	—	84,168
Accrued expenses	66,941	72,907	63,793
Total liabilities	264,600	154,675	185,705

Net Assets:
Paid-in capital	25,474,126	10,682,937	4,999,939
Undistributed net investment income	263,044	108,193	31,954
Accumulated net realized gain (loss)	785,695	376,146	(2,528)
Net unrealized gain	4,043,297	1,482,346	200,992
NET ASSETS	$30,566,162	$12,649,622	$5,230,357
Net Assets:
Class A	$218,473	$118,303	$10,446
Institutional	12,369	11,810,935	10,460
Service	12,244	12,399	10,443
Investor	830,220	509,062	10,455
Class R	12,234	38,004	10,437
Class R6	29,480,622	160,919	5,178,116
Total Net Assets	$30,566,162	$12,649,622	$5,230,357
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	20,446	9,971	1,000
Institutional	1,151	990,978	1,000
Service	1,144	1,044	1,000
Investor	77,453	42,796	1,000
Class R	1,145	3,214	1,000
Class R6	2,743,696	13,504	495,000
Net asset value, offering and redemption price per share:(a)
Class A	$10.69	$11.86	$10.45
Institutional	10.74	11.92	10.46
Service	10.70	11.87	10.44
Investor	10.72	11.89	10.46
Class R	10.69	11.82	10.44
Class R6	10.74	11.92	10.46

(a)	Maximum public offering price per share for Class A Shares of the Target Date 2050, Target Date 2055 and Target Date 2060 Portfolios is $11.31, $12.55 and $11.06, respectively.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations

For the Fiscal Year Ended August 31, 2018

	Target Date 2020 Portfolio	Target Date 2025 Portfolio	Target Date 2030 Portfolio
Investment income:
Dividends — unaffiliated issuers	$1,059,652	$249,892	$1,667,697
Dividends — affiliated issuers	3,568	748	6,605
Total investment income	1,063,220	250,640	1,674,302

Expenses:
Management fees	118,721	28,499	194,404
Professional fees	113,642	90,071	93,131
Custody, accounting and administrative services	73,328	53,763	36,052
Trustee fees	26,105	24,974	27,142
Transfer Agency fees(a)	15,062	5,219	25,182
Printing and mailing costs	13,500	16,997	16,918
Distribution and Service fees(a)	165	363	922
Registration fees	—	10,761	—
Other	23,145	18,268	—
Total expenses	383,668	248,915	393,751
Less — expense reductions	(242,980)	(213,353)	(162,319)
Net expenses	140,688	35,562	231,432
NET INVESTMENT INCOME	922,532	215,078	1,442,870

Realized and unrealized gain (loss):
Net realized gain from investments	1,440,945	290,566	2,712,074
Net change in unrealized gain (loss) on investments	(833,541)	119,284	1,247,578
Net realized and unrealized gain	607,404	409,850	3,959,652
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,529,936	$624,928	$5,402,522

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
	Class A	Service	Class R	Class A	Institutional	Service	Investor(b)	Class R	Class R6
Target Date 2020 Portfolio	$58	$53	$54	$41	$4	$4	$1,497	$19	$13,497
Target Date 2025 Portfolio	253	55	55	183	4,314	4	662	19	37
Target Date 2030 Portfolio	735	56	131	531	4	4	2,566	47	22,030

(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations (continued)

For the Fiscal Year Ended August 31, 2018

	Target Date 2035 Portfolio	Target Date 2040 Portfolio	Target Date 2045 Portfolio
Investment income:
Dividends — unaffiliated issuers	$260,875	$1,071,423	$259,065
Dividends — affiliated issuers	1,017	4,308	1,022
Total investment income	261,892	1,075,731	260,087

Expenses:
Professional fees	90,071	113,642	90,071
Custody, accounting and administrative services	52,866	70,134	53,746
Management fees	30,437	126,175	30,560
Trustee fees	25,002	26,243	25,002
Printing and mailing costs	16,941	13,900	17,012
Registration fees	10,773	—	10,781
Transfer Agency fees(a)	5,993	15,561	5,769
Distribution and Service fees(a)	244	282	472
Other	18,328	—	18,333
Total expenses	250,655	365,937	251,746
Less — expense reductions	(212,436)	(216,886)	(213,390)
Net expenses	38,219	149,051	38,356
NET INVESTMENT INCOME	223,673	926,680	221,731

Realized and unrealized gain (loss):
Net realized gain from investments	320,714	2,439,258	426,539
Net change in unrealized gain on investments	377,089	819,690	432,827
Net realized and unrealized gain	697,803	3,258,948	859,366
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$921,476	$4,185,628	$1,081,097

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
	Class A	Service	Class R	Class A	Institutional	Service	Investor(b)	Class R	Class R6
Target Date 2035 Portfolio	$129	$57	$58	$93	$4,467	$4	$1,353	$22	$54
Target Date 2040 Portfolio	73	58	151	52	4	4	998	55	14,448
Target Date 2045 Portfolio	237	58	177	172	4,577	4	913	64	39

(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Operations (continued)

For the Fiscal Year Ended August 31, 2018

	Target Date 2050 Portfolio	Target Date 2055 Portfolio	Target Date 2060 Portfolio(c)
Investment income:
Dividends — unaffiliated issuers	$625,119	$258,548	$36,682
Dividends — affiliated issuers	2,972	990	150
Total investment income	628,091	259,538	36,832

Expenses:
Professional fees	113,642	91,166	25,970
Management fees	74,308	30,817	4,305
Custody, accounting and administrative services	61,356	53,972	15,951
Trustee fees	25,586	25,003	11,144
Printing and mailing costs	11,421	17,249	8,717
Transfer Agency fees(a)	10,082	5,618	532
Distribution and Service fees(a)	466	470	43
Registration fees	—	10,773	—
Organization costs	—	—	12,000
Amortization of offering costs	—	—	63,858
Other	20,274	18,344	18,270
Total expenses	317,135	253,412	160,790
Less — expense reductions	(228,149)	(214,928)	(155,851)
Net expenses	88,986	38,484	4,939
NET INVESTMENT INCOME	539,105	221,054	31,893

Realized and unrealized gain (loss):
Net realized gain (loss) from investments	1,186,611	511,715	(2,528)
Net change in unrealized gain on investments	1,058,332	517,717	200,992
Net realized and unrealized gain	2,244,943	1,029,432	198,464
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,784,048	$1,250,486	$230,357

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
	Class A	Service	Class R	Class A	Institutional	Service	Investor(b)	Class R	Class R6
Target Date 2050 Portfolio	$348	$59	$59	$251	$4	$4	$1,446	$22	$8,355
Target Date 2055 Portfolio	250	60	160	181	4,692	4	657	57	27
Target Date 2060 Portfolio	9	17	17	6	1	1	6	6	512

(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(c)	Commenced operations on April 30, 2018.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets

	Target Date 2020 Portfolio
	For the Fiscal Year Ended August 31, 2018	For the Period November 1, 2016 – August 31, 2017*	For the Fiscal Year Ended October 31, 2016
From operations:
Net investment income	$922,532	$749,850	$969,310
Net realized gain	1,440,945	2,911,207	2,304,750
Net change in unrealized loss	(833,541)	(350,687)	(1,317,333)
Net increase in net assets resulting from operations	1,529,936	3,310,370	1,956,727

Distributions to shareholders:
From net investment income
Class A Shares(a)	(282)	(167)	—
Institutional Shares(a)	(211)	(182)	—
Service Shares(a)	(159)	(164)	—
Investor Shares(a)(b)	(16,543)	(177)	—
Class R Shares(a)	(145)	(159)	—
Class R6 Shares	(936,697)	(1,005,896)	(899,589)
From net realized gains
Class A Shares(a)	(1,090)	(373)	—
Institutional Shares(a)	(708)	(373)	—
Service Shares(a)	(707)	(373)	—
Investor Shares(a)(b)	(55,965)	(373)	—
Class R Shares(a)	(707)	(373)	—
Class R6 Shares	(3,132,674)	(2,022,264)	(1,764,331)
Total distributions to shareholders	(4,145,888)	(3,030,874)	(2,663,920)

From share transactions:
Proceeds from sales of shares	3,009,932	1,740,467	5,445,589
Reinvestment of distributions	4,145,888	3,030,874	2,663,920
Cost of shares redeemed	(6,614,042)	(10,811,559)	(7,300,343)
Net increase (decrease) in net assets resulting from share transactions	541,778	(6,040,218)	809,166
TOTAL INCREASE (DECREASE)	(2,074,174)	(5,760,722)	101,973

Net assets:
Beginning of year	47,959,861	53,720,583	53,618,610
End of year	$45,885,687	$47,959,861	$53,720,583
Undistributed net investment income	$456,433	$488,324	$747,818

*	The Portfolios changed their fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2025 Portfolio
	For the Fiscal Year Ended August 31, 2018	For the Period November 1, 2016 – August 31, 2017*	For the Period Ended October 31, 2016(a)
From operations:
Net investment income	$215,078	$145,466	$26,825
Net realized gain (loss)	290,566	59,137	(57,510)
Net change in unrealized gain (loss)	119,284	706,788	(137,001)
Net increase (decrease) in net assets resulting from operations	624,928	911,391	(167,686)

Distributions to shareholders:
From net investment income
Class A Shares	(375)	(375)	—
Institutional Shares	(190,671)	(79,700)	—
Service Shares	(139)	(62)	—
Investor Shares(b)	(5,981)	(75)	—
Class R Shares	(123)	(57)	—
Class R6 Shares	(1,700)	(80)	—
From net realized gains
Class A Shares	(407)	—	—
Institutional Shares	(132,503)	—	—
Service Shares	(133)	—	—
Investor Shares(b)	(4,127)	—	—
Class R Shares	(133)	—	—
Class R6 Shares	(1,090)	—	—
Total distributions to shareholders	(337,382)	(80,349)	—

From share transactions:
Proceeds from sales of shares	811,765	84,579	10,000,066
Reinvestment of distributions	337,382	80,349	—
Cost of shares redeemed	(850,266)	(76)	(65)
Net increase in net assets resulting from share transactions	298,881	164,852	10,000,001
TOTAL INCREASE	586,427	995,894	9,832,315

Net assets:
Beginning of year	10,828,209	9,832,315	—
End of year	$11,414,636	$10,828,209	$9,832,315
Undistributed net investment income	$109,700	$93,676	$27,333

*	The Portfolios changed their fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2030 Portfolio
	For the Fiscal Year Ended August 31, 2018	For the Period November 1, 2016 – August 31, 2017*	For the Fiscal Year Ended October 31, 2016
From operations:
Net investment income	$1,442,870	$1,094,982	$1,461,869
Net realized gain	2,712,074	7,588,451	2,737,159
Net change in unrealized gain (loss)	1,247,578	(771,447)	(1,710,529)
Net increase in net assets resulting from operations	5,402,522	7,911,986	2,488,499

Distributions to shareholders:
From net investment income
Class A Shares(a)	(3,123)	(306)	—
Institutional Shares(a)	(204)	(198)	—
Service Shares(a)	(150)	(181)	—
Investor Shares(a)(b)	(25,079)	(193)	—
Class R Shares(a)	(332)	(175)	—
Class R6 Shares	(1,365,572)	(1,529,883)	(1,258,551)
From net realized gains
Class A Shares(a)	(21,854)	(317)	—
Institutional Shares(a)	(1,138)	(317)	—
Service Shares(a)	(1,136)	(317)	—
Investor Shares(a)(b)	(140,985)	(317)	—
Class R Shares(a)	(2,546)	(317)	—
Class R6 Shares	(7,582,810)	(2,407,010)	(2,672,152)
Total distributions to shareholders	(9,144,929)	(3,939,531)	(3,930,703)

From share transactions:
Proceeds from sales of shares	4,794,234	3,528,594	2,761,285
Reinvestment of distributions	9,144,928	3,939,531	3,930,703
Cost of shares redeemed	(9,436,035)	(9,777,634)	(9,983,568)
Net increase (decrease) in net assets resulting from share transactions	4,503,127	(2,309,509)	(3,291,580)
TOTAL INCREASE (DECREASE)	760,720	1,662,946	(4,733,784)

Net assets:
Beginning of year	75,936,087	74,273,141	79,006,925
End of year	$76,696,807	$75,936,087	$74,273,141
Undistributed net investment income	$721,043	$673,115	$1,109,790

*	The Portfolios changed their fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2035 Portfolio
	For the Fiscal Year Ended August 31, 2018	For the Period November 1, 2016 – August 31, 2017*	For the Period Ended October 31, 2016(a)
From operations:
Net investment income	$223,673	$147,635	$27,283
Net realized gain (loss)	320,714	118,829	(56,337)
Net change in unrealized gain (loss)	377,089	888,166	(157,265)
Net increase (decrease) in net assets resulting from operations	921,476	1,154,630	(186,319)

Distributions to shareholders:
From net investment income
Class A Shares	(389)	(71)	—
Institutional Shares	(188,851)	(84,675)	—
Service Shares	(136)	(67)	—
Investor Shares(b)	(11,788)	(80)	—
Class R Shares	(120)	(62)	—
Class R6 Shares	(1,665)	(85)	—
From net realized gains
Class A Shares	(461)	—	—
Institutional Shares	(174,407)	—	—
Service Shares	(175)	—	—
Investor Shares(b)	(10,932)	—	—
Class R Shares	(176)	—	—
Class R6 Shares	(1,394)	—	—
Total distributions to shareholders	(390,494)	(85,040)	—

From share transactions:
Proceeds from sales of shares	1,191,837	180,035	10,000,066
Reinvestment of distributions	390,494	85,040	—
Cost of shares redeemed	(772,931)	(90)	(65)
Net increase in net assets resulting from share transactions	809,400	264,985	10,000,001
TOTAL INCREASE	1,340,382	1,334,575	9,813,682

Net assets:
Beginning of year	11,148,257	9,813,682	—
End of year	$12,488,639	$11,148,257	$9,813,682
Undistributed net investment income	$112,191	$91,530	$27,791

*	The Portfolios changed their fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2040 Portfolio
	For the Fiscal Year Ended August 31, 2018	For the Period November 1, 2016 – August 31, 2017*	For the Fiscal Year Ended October 31, 2016
From operations:
Net investment income	$926,680	$718,594	$983,035
Net realized gain	2,439,258	5,848,943	2,200,742
Net change in unrealized gain (loss)	819,690	(625,537)	(1,495,190)
Net increase in net assets resulting from operations	4,185,628	5,942,000	1,688,587

Distributions to shareholders:
From net investment income
Class A Shares(a)	(317)	(256)	—
Institutional Shares(a)	(208)	(211)	—
Service Shares(a)	(154)	(193)	—
Investor Shares(a)(b)	(9,199)	(206)	—
Class R Shares(a)	(369)	(188)	—
Class R6 Shares	(890,648)	(1,022,650)	(839,070)
From net realized gains
Class A Shares(a)	(2,341)	(571)	—
Institutional Shares(a)	(1,349)	(442)	—
Service Shares(a)	(1,347)	(443)	—
Investor Shares(a)(b)	(60,128)	(442)	—
Class R Shares(a)	(3,188)	(442)	—
Class R6 Shares	(5,740,865)	(2,134,309)	(2,209,026)
Total distributions to shareholders	(6,710,113)	(3,160,353)	(3,048,096)

From share transactions:
Proceeds from sales of shares	2,240,301	2,044,481	1,187,738
Reinvestment of distributions	6,710,113	3,160,353	3,048,096
Cost of shares redeemed	(5,356,520)	(6,283,037)	(5,514,019)
Net increase (decrease) in net assets resulting from share transactions	3,593,894	(1,078,203)	(1,278,185)
TOTAL INCREASE (DECREASE)	1,069,409	1,703,444	(2,637,694)

Net assets:
Beginning of year	49,095,164	47,391,720	50,029,414
End of year	$50,164,573	$49,095,164	$47,391,720
Undistributed net investment income	$461,837	$436,364	$738,785

*	The Portfolios changed their fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2045 Portfolio
	For the Fiscal Year Ended August 31, 2018	For the Period November 1, 2016 – August 31, 2017*	For the Period Ended October 31, 2016(a)
From operations:
Net investment income	$221,731	$149,139	$27,097
Net realized gain (loss)	426,539	175,421	(57,327)
Net change in unrealized gain (loss)	432,827	1,006,023	(164,304)
Net increase (decrease) in net assets resulting from operations	1,081,097	1,330,583	(194,534)

Distributions to shareholders:
From net investment income
Class A Shares	(1,331)	(73)	—
Institutional Shares	(191,700)	(87,162)	—
Service Shares	(139)	(70)	—
Investor Shares(b)	(7,286)	(82)	—
Class R Shares	(390)	(65)	—
Class R6 Shares	(1,489)	(88)	—
From net realized gains
Class A Shares	(1,765)	—	—
Institutional Shares	(224,124)	—	—
Service Shares	(225)	—	—
Investor Shares(b)	(8,463)	—	—
Class R Shares	(635)	—	—
Class R6 Shares	(1,542)	—	—
Total distributions to shareholders	(439,089)	(87,540)	—

From share transactions:
Proceeds from sales of shares	919,531	251,712	10,000,066
Reinvestment of distributions	439,087	87,540	—
Cost of shares redeemed	(811,250)	(75,493)	(65)
Net increase in net assets resulting from share transactions	547,368	263,759	10,000,001
TOTAL INCREASE	1,189,376	1,506,802	9,805,467

Net assets:
Beginning of year	11,312,269	9,805,467	—
End of year	$12,501,645	$11,312,269	$9,805,467
Undistributed net investment income	$109,812	$90,473	$27,605

*	The Portfolios changed their fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2050 Portfolio
	For the Fiscal Year Ended August 31, 2018	For the Period November 1, 2016 – August 31, 2017*	For the Fiscal Year Ended October 31, 2016
From operations:
Net investment income	$539,105	$350,541	$446,501
Net realized gain	1,186,611	1,845,973	844,921
Net change in unrealized gain (loss)	1,058,332	1,087,414	(529,507)
Net increase in net assets resulting from operations	2,784,048	3,283,928	761,915

Distributions to shareholders:
From net investment income
Class A Shares(a)	(1,493)	(196)	—
Institutional Shares(a)	(200)	(210)	—
Service Shares(a)	(144)	(192)	—
Investor Shares(a)(b)	(13,606)	(205)	—
Class R Shares(a)	(127)	(187)	—
Class R6 Shares	(474,938)	(470,084)	(348,249)
From net realized gains
Class A Shares(a)	(5,788)	(404)	—
Institutional Shares(a)	(713)	(404)	—
Service Shares(a)	(712)	(404)	—
Investor Shares(a)(b)	(48,815)	(404)	—
Class R Shares(a)	(714)	(404)	—
Class R6 Shares	(1,685,988)	(892,169)	(629,298)
Total distributions to shareholders	(2,233,238)	(1,365,263)	(977,547)

From share transactions:
Proceeds from sales of shares	4,089,517	3,007,855	1,728,932
Reinvestment of distributions	2,233,238	1,365,263	977,547
Cost of shares redeemed	(2,700,388)	(1,604,503)	(1,267,315)
Net increase in net assets resulting from share transactions	3,622,367	2,768,615	1,439,164
TOTAL INCREASE	4,173,177	4,687,280	1,223,532

Net assets:
Beginning of year	26,392,985	21,705,705	20,482,173
End of year	$30,566,162	$26,392,985	$21,705,705
Undistributed net investment income	$263,044	$214,585	$333,260

*	The Portfolios changed their fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

	Target Date 2055 Portfolio
	For the Fiscal Year Ended August 31, 2018	For the Period November 1, 2016 – August 31, 2017*	For the Period Ended October 31, 2016(a)
From operations:
Net investment income	$221,054	$151,195	$26,977
Net realized gain (loss)	511,715	224,897	(64,343)
Net change in unrealized gain (loss)	517,717	1,129,809	(165,180)
Net increase (decrease) in net assets resulting from operations	1,250,486	1,505,901	(202,546)

Distributions to shareholders:
From net investment income
Class A Shares	(1,292)	(98)	—
Institutional Shares	(193,278)	(91,043)	—
Service Shares	(139)	(74)	—
Investor Shares(b)	(5,284)	(86)	—
Class R Shares	(440)	(69)	—
Class R6 Shares	(1,022)	(92)	—
From net realized gains
Class A Shares	(2,272)	—	—
Institutional Shares	(283,232)	—	—
Service Shares	(284)	—	—
Investor Shares(b)	(7,710)	—	—
Class R Shares	(778)	—	—
Class R6 Shares	(1,378)	—	—
Total distributions to shareholders	(497,109)	(91,462)	—

From share transactions:
Proceeds from sales of shares	573,293	176,911	10,000,066
Reinvestment of distributions	497,109	91,462	—
Cost of shares redeemed	(654,371)	(53)	(65)
Net increase in net assets resulting from share transactions	416,031	268,320	10,000,001
TOTAL INCREASE	1,169,408	1,682,759	9,797,455

Net assets:
Beginning of year	11,480,214	9,797,455	—
End of year	$12,649,622	$11,480,214	$9,797,455
Undistributed net investment income	$108,193	$88,669	$27,485

*	The Portfolios changed their fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statements of Changes in Net Assets (continued)

Target Date 2060 Portfolio
For the Period Ended August 31, 2018(a)
From operations:
Net investment income	$31,893
Net realized loss	(2,528)
Net change in unrealized gain	200,992
Net increase in net assets resulting from operations	230,357

From share transactions:
Proceeds from sales of shares	5,000,010
Cost of shares redeemed	(10)
Net increase in net assets resulting from share transactions	5,000,000
TOTAL INCREASE	5,230,357

Net assets:
Beginning of period	—
End of period	$5,230,357
Undistributed net investment income	$31,954

(a)	Commenced operations on April 30, 2018.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Class A Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$9.93	$9.90		$10.05
Net investment income(a)	0.14	0.10		0.02
Net realized and unrealized gain (loss)	0.14	0.47		(0.17)
Total from investment operations	0.28	0.57		(0.15)
Distributions to shareholders from net investment income	(0.16)	(0.16)		—
Distributions to shareholders from net realized gains	(0.67)	(0.38)		—
Total distributions	(0.83)	(0.54)		—
Net asset value, end of period	$9.38	$9.93		$9.90
Total return(b)	2.89%	6.06%		(1.49)%
Net assets, end of period (in 000s)	$57	$16		$10
Ratio of net expenses to average net assets(c)	0.70%	0.72	%(d)	0.74	%(d)
Ratio of total expenses to average net assets(c)	1.31%	1.26	%(d)	3.01	%(d)
Ratio of net investment income to average net assets	1.45%	1.21	%(d)	0.94	%(d)
Portfolio turnover rate(e)	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Institutional Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$9.96	$9.91		$10.05
Net investment income(a)	0.18	0.13		0.03
Net realized and unrealized gain (loss)	0.14	0.48		(0.17)
Total from investment operations	0.32	0.61		(0.14)
Distributions to shareholders from net investment income	(0.19)	(0.18)		—
Distributions to shareholders from net realized gains	(0.67)	(0.38)		—
Total distributions	(0.86)	(0.56)		—
Net asset value, end of period	$9.42	$9.96		$9.91
Total return(b)	3.33%	6.42%		(1.39)%
Net assets, end of period (in 000s)	$11	$10		$10
Ratio of net expenses to average net assets(c)	0.30%	0.32	%(d)	0.34	%(d)
Ratio of total expenses to average net assets(c)	0.81%	0.96	%(d)	2.61	%(d)
Ratio of net investment income to average net assets	1.93%	1.66	%(d)	1.34	%(d)
Portfolio turnover rate(e)	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Service Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$9.93	$9.90		$10.05
Net investment income(a)	0.14	0.09		0.02
Net realized and unrealized gain (loss)	0.12	0.48		(0.17)
Total from investment operations	0.26	0.57		(0.15)
Distributions to shareholders from net investment income	(0.14)	(0.16)		—
Distributions to shareholders from net realized gains	(0.67)	(0.38)		—
Total distributions	(0.81)	(0.54)		—
Net asset value, end of period	$9.38	$9.93		$9.90
Total return(b)	2.73%	6.02%		(1.49)%
Net assets, end of period (in 000s)	$11	$10		$10
Ratio of net expenses to average net assets(c)	0.80%	0.82	%(d)	0.84	%(d)
Ratio of total expenses to average net assets(c)	1.31%	1.46	%(d)	3.11	%(d)
Ratio of net investment income to average net assets	1.43%	1.16	%(d)	0.84	%(d)
Portfolio turnover rate(e)	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Investor Shares(a)
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$9.95	$9.91		$10.05
Net investment income(b)	0.17	0.09		0.02
Net realized and unrealized gain (loss)	0.13	0.50		(0.16)
Total from investment operations	0.30	0.59		(0.14)
Distributions to shareholders from net investment income	(0.18)	(0.17)		—
Distributions to shareholders from net realized gains	(0.67)	(0.38)		—
Total distributions	(0.85)	(0.55)		—
Net asset value, end of period	$9.40	$9.95		$9.91
Total return(c)	3.19%	6.26%		(1.39)%
Net assets, end of period (in 000s)	$894	$323		$10
Ratio of net expenses to average net assets(d)	0.45%	0.46	%(e)	0.48	%(e)
Ratio of total expenses to average net assets(d)	0.97%	1.07	%(e)	2.75	%(e)
Ratio of net investment income to average net assets	1.78%	1.08	%(e)	1.19	%(e)
Portfolio turnover rate(f)	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Class R Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$9.92	$9.90		$10.05
Net investment income(a)	0.12	0.08		0.01
Net realized and unrealized gain (loss)	0.13	0.47		(0.16)
Total from investment operations	0.25	0.55		(0.15)
Distributions to shareholders from net investment income	(0.13)	(0.15)		—
Distributions to shareholders from net realized gains	(0.67)	(0.38)		—
Total distributions	(0.80)	(0.53)		—
Net asset value, end of period	$9.37	$9.92		$9.90
Total return(b)	2.61%	5.86%		(1.49)%
Net assets, end of period (in 000s)	$12	$10		$10
Ratio of net expenses to average net assets(c)	0.94%	0.97	%(d)	0.98	%(d)
Ratio of total expenses to average net assets(c)	1.45%	1.61	%(d)	3.25	%(d)
Ratio of net investment income to average net assets	1.29%	1.01	%(d)	0.69	%(d)
Portfolio turnover rate(e)	200%	189%		204%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS TARGET DATE 2020 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2020 Portfolio
	Class R6 Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Year Ended October 31,		Period Ended October 31, 2014
				2016	2015
Per Share Data
Net asset value, beginning of period	$9.96	$9.91		$10.07	$10.00	$10.00
Net investment income(a)	0.19	0.14		0.18	0.16	0.03
Net realized and unrealized gain (loss)	0.13	0.47		0.16	0.10	(0.03)
Total from investment operations	0.32	0.61		0.34	0.26	—
Distributions to shareholders from net investment income	(0.19)	(0.18)		(0.17)	(0.09)	—
Distributions to shareholders from net realized gains	(0.67)	(0.38)		(0.33)	(0.10)	—
Total distributions	(0.86)	(0.56)		(0.50)	(0.19)	—
Net asset value, end of period	$9.42	$9.96		$9.91	$10.07	$10.00
Total return(b)	3.33%	6.42%		3.65%	2.61%	—%
Net assets, end of period (in 000s)	$44,900	$47,589		$53,671	$53,619	$61,964
Ratio of net expenses to average net assets(c)	0.29%	0.30	%(d)	0.31%	0.30%	0.32	%(d)
Ratio of total expenses to average net assets(c)	0.80%	0.94	%(d)	0.76%	0.30%	0.32	%(d)
Ratio of net investment income to average net assets	1.95%	1.69	%(d)	1.79%	1.46%	1.82	%(d)
Portfolio turnover rate(e)	200%	189%		204%	207%	48%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2020 Portfolio’s predecessor was the Madison Target Retirement 2020 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Class A Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.61	$9.82		$10.00
Net investment income(b)	0.15	0.12		0.02
Net realized and unrealized gain (loss)	0.42	0.75		(0.20)
Total from investment operations	0.57	0.87		(0.18)
Distributions to shareholders from net investment income	(0.12)	(0.08)		—
Distributions to shareholders from net realized gains	(0.13)	—		—
Total distributions	(0.25)	(0.08)		—
Net asset value, end of period	$10.93	$10.61		$9.82
Total return(c)	5.42%	8.77%		(1.70)%
Net assets, end of period (in 000s)	$152	$75		$10
Ratio of net expenses to average net assets(d)	0.69%	0.71	%(e)	0.75	%(e)
Ratio of total expenses to average net assets(d)	2.54%	4.54	%(e)	4.23	%(e)
Ratio of net investment income to average net assets	1.42%	1.39	%(e)	1.01	%(e)
Portfolio turnover rate(f)	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Institutional Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.65	$9.83		$10.00
Net investment income(b)	0.20	0.14		0.03
Net realized and unrealized gain (loss)	0.40	0.76		(0.20)
Total from investment operations	0.60	0.90		(0.17)
Distributions to shareholders from net investment income	(0.19)	(0.08)		—
Distributions to shareholders from net realized gains	(0.13)	—		—
Total distributions	(0.32)	(0.08)		—
Net asset value, end of period	$10.93	$10.65		$9.83
Total return(c)	5.70%	9.22%		(1.70)%
Net assets, end of period (in 000s)	$10,655	$10,687		$9,783
Ratio of net expenses to average net assets(d)	0.30%	0.32	%(e)	0.34	%(e)
Ratio of total expenses to average net assets(d)	2.18%	3.92	%(e)	3.85	%(e)
Ratio of net investment income to average net assets	1.90%	1.69	%(e)	1.42	%(e)
Portfolio turnover rate(f)	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Service Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.62	$9.82		$10.00
Net investment income(b)	0.15	0.10		0.02
Net realized and unrealized gain (loss)	0.40	0.76		(0.20)
Total from investment operations	0.55	0.86		(0.18)
Distributions to shareholders from net investment income	(0.14)	(0.06)		—
Distributions to shareholders from net realized gains	(0.13)	—		—
Total distributions	(0.27)	(0.06)		—
Net asset value, end of period	$10.90	$10.62		$9.82
Total return(c)	5.22%	8.83%		(1.80)%
Net assets, end of period (in 000s)	$11	$11		$10
Ratio of net expenses to average net assets(d)	0.80%	0.81	%(e)	0.84	%(e)
Ratio of total expenses to average net assets(d)	2.65%	4.40	%(e)	4.32	%(e)
Ratio of net investment income to average net assets	1.40%	1.20	%(e)	0.91	%(e)
Portfolio turnover rate(f)	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Investor Shares(a)
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(b)
Per Share Data
Net asset value, beginning of period	$10.64	$9.83		$10.00
Net investment income(c)	0.19	0.12		0.02
Net realized and unrealized gain (loss)	0.40	0.76		(0.19)
Total from investment operations	0.59	0.88		(0.17)
Distributions to shareholders from net investment income	(0.19)	(0.07)		—
Distributions to shareholders from net realized gains	(0.13)	—		—
Total distributions	(0.32)	(0.07)		—
Net asset value, end of period	$10.91	$10.64		$9.83
Total return(d)	5.59%	9.06%		(1.70)%
Net assets, end of period (in 000s)	$373	$35		$10
Ratio of net expenses to average net assets(e)	0.44%	0.46	%(f)	0.49	%(f)
Ratio of total expenses to average net assets(e)	2.30%	5.20	%(f)	3.97	%(f)
Ratio of net investment income to average net assets	1.74%	1.37	%(f)	1.27	%(f)
Portfolio turnover rate(g)	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(b)	Commenced operations on August 22, 2016.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Class R Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.61	$9.82		$10.00
Net investment income(b)	0.14	0.09		0.01
Net realized and unrealized gain (loss)	0.38	0.76		(0.19)
Total from investment operations	0.52	0.85		(0.18)
Distributions to shareholders from net investment income	(0.12)	(0.06)		—
Distributions to shareholders from net realized gains	(0.13)	—		—
Total distributions	(0.25)	(0.06)		—
Net asset value, end of period	$10.88	$10.61		$9.82
Total return(c)	4.98%	8.67%		(1.80)%
Net assets, end of period (in 000s)	$11	$11		$10
Ratio of net expenses to average net assets(d)	0.94%	0.95	%(e)	0.99	%(e)
Ratio of total expenses to average net assets(d)	2.80%	4.54	%(e)	4.47	%(e)
Ratio of net investment income to average net assets	1.26%	1.06	%(e)	0.77	%(e)
Portfolio turnover rate(f)	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS TARGET DATE 2025 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2025 Portfolio
	Class R6 Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.65	$9.83		$10.00
Net investment income(b)	0.20	0.14		0.03
Net realized and unrealized gain (loss)	0.40	0.76		(0.20)
Total from investment operations	0.60	0.90		(0.17)
Distributions to shareholders from net investment income	(0.19)	(0.08)		—
Distributions to shareholders from net realized gains	(0.13)	—		—
Total distributions	(0.32)	(0.08)		—
Net asset value, end of period	$10.93	$10.65		$9.83
Total return(c)	5.73%	9.22%		(1.70)%
Net assets, end of period (in 000s)	$213	$11		$10
Ratio of net expenses to average net assets(d)	0.28%	0.31	%(e)	0.33	%(e)
Ratio of total expenses to average net assets(d)	2.14%	3.95	%(e)	3.92	%(e)
Ratio of net investment income to average net assets	1.85%	1.69	%(e)	1.43	%(e)
Portfolio turnover rate(f)	177%	167%		33%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio’s distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class A Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.22	$9.74		$9.93
Net investment income(a)	0.13	0.08		0.02
Net realized and unrealized gain (loss)	0.54	0.90		(0.21)
Total from investment operations	0.67	0.98		(0.19)
Distributions to shareholders from net investment income	(0.14)	(0.18)		—
Distributions to shareholders from net realized gains	(1.07)	(0.32)		—
Total distributions	(1.21)	(0.50)		—
Net asset value, end of period	$9.68	$10.22		$9.74
Total return(b)	6.93%	10.47%		(1.91)%
Net assets, end of period (in 000s)	$362	$205		$10
Ratio of net expenses to average net assets(c)	0.70%	0.72	%(d)	0.74	%(d)
Ratio of total expenses to average net assets(c)	0.86%	0.99	%(d)	2.33	%(d)
Ratio of net investment income to average net assets	1.34%	0.99	%(d)	1.01	%(d)
Portfolio turnover rate(e)	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Institutional Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.26	$9.75		$9.93
Net investment income(a)	0.18	0.14		0.03
Net realized and unrealized gain (loss)	0.52	0.88		(0.21)
Total from investment operations	0.70	1.02		(0.18)
Distributions to shareholders from net investment income	(0.17)	(0.19)		—
Distributions to shareholders from net realized gains	(1.07)	(0.32)		—
Total distributions	(1.24)	(0.51)		—
Net asset value, end of period	$9.72	$10.26		$9.75
Total return(b)	7.29%	10.87%		(1.81)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(c)	0.31%	0.31	%(d)	0.34	%(d)
Ratio of total expenses to average net assets(c)	0.49%	0.75	%(d)	1.93	%(d)
Ratio of net investment income to average net assets	1.84%	1.69	%(d)	1.41	%(d)
Portfolio turnover rate(e)	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Service Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.23	$9.74		$9.93
Net investment income(a)	0.13	0.10		0.02
Net realized and unrealized gain (loss)	0.52	0.88		(0.21)
Total from investment operations	0.65	0.98		(0.19)
Distributions to shareholders from net investment income	(0.13)	(0.17)		—
Distributions to shareholders from net realized gains	(1.07)	(0.32)		—
Total distributions	(1.20)	(0.49)		—
Net asset value, end of period	$9.68	$10.23		$9.74
Total return(b)	6.71%	10.47%		(1.91)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(c)	0.81%	0.82	%(d)	0.83	%(d)
Ratio of total expenses to average net assets(c)	0.99%	1.26	%(d)	2.43	%(d)
Ratio of net investment income to average net assets	1.34%	1.19	%(d)	0.92	%(d)
Portfolio turnover rate(e)	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Investor Shares(a)
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.25	$9.75		$9.93
Net investment income(b)	0.16	0.11		0.02
Net realized and unrealized gain (loss)	0.52	0.90		(0.20)
Total from investment operations	0.68	1.01		(0.18)
Distributions to shareholders from net investment income	(0.17)	(0.19)		—
Distributions to shareholders from net realized gains	(1.07)	(0.32)		—
Total distributions	(1.24)	(0.51)		—
Net asset value, end of period	$9.69	$10.25		$9.75
Total return(c)	7.06%	10.71%		(1.81)%
Net assets, end of period (in 000s)	$1,330	$625		$10
Ratio of net expenses to average net assets(d)	0.45%	0.46	%(e)	0.48	%(e)
Ratio of total expenses to average net assets(d)	0.64%	0.82	%(e)	2.08	%(e)
Ratio of net investment income to average net assets	1.69%	1.30	%(e)	1.27	%(e)
Portfolio turnover rate(f)	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class R Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.22	$9.74		$9.93
Net investment income(a)	0.12	0.09		0.02
Net realized and unrealized gain (loss)	0.51	0.88		(0.21)
Total from investment operations	0.63	0.97		(0.19)
Distributions to shareholders from net investment income	(0.12)	(0.17)		—
Distributions to shareholders from net realized gains	(1.07)	(0.32)		—
Total distributions	(1.19)	(0.49)		—
Net asset value, end of period	$9.66	$10.22		$9.74
Total return(b)	6.59%	10.30%		(1.91)%
Net assets, end of period (in 000s)	$30	$23		$10
Ratio of net expenses to average net assets(c)	0.95%	0.97	%(d)	0.98	%(d)
Ratio of total expenses to average net assets(c)	1.14%	1.28	%(d)	2.57	%(d)
Ratio of net investment income to average net assets	1.19%	1.04	%(d)	0.77	%(d)
Portfolio turnover rate(e)	156%	143%		176%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS TARGET DATE 2030 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2030 Portfolio
	Class R6 Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Year Ended October 31,		Period Ended October 31, 2014
				2016	2015
Per Share Data
Net asset value, beginning of period	$10.26	$9.75		$9.97	$9.99	$10.00
Net investment income(a)	0.18	0.14		0.19	0.15	0.03
Net realized and unrealized gain (loss)	0.52	0.88		0.11	0.12	(0.04)
Total from investment operations	0.70	1.02		0.30	0.27	(0.01)
Distributions to shareholders from net investment income	(0.17)	(0.19)		(0.17)	(0.09)	—
Distributions to shareholders from net realized gains	(1.07)	(0.32)		(0.35)	(0.20)	—
Total distributions	(1.24)	(0.51)		(0.52)	(0.29)	—
Net asset value, end of period	$9.72	$10.26		$9.75	$9.97	$9.99
Total return(b)	7.30%	10.88%		3.23%	2.76%	(0.10)%
Net assets, end of period (in 000s)	$74,952	$75,061		$74,224	$79,007	$82,852
Ratio of net expenses to average net assets(c)	0.29%	0.30	%(d)	0.31%	0.30%	0.32	%(d)
Ratio of total expenses to average net assets(c)	0.50%	0.76	%(d)	0.62%	0.30%	0.32	%(d)
Ratio of net investment income to average net assets	1.86%	1.72	%(d)	1.91%	1.49%	1.87	%(d)
Portfolio turnover rate(e)	156%	143%		176%	156%	44%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2030 Portfolio’s predecessor was the Madison Target Retirement 2030 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class A Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.85	$9.81		$10.00
Net investment income(b)	0.17	0.10		0.02
Net realized and unrealized gain (loss)	0.63	1.01		(0.21)
Total from investment operations	0.80	1.11		(0.19)
Distributions to shareholders from net investment income	(0.14)	(0.07)		—
Distributions to shareholders from net realized gains	(0.17)	—		—
Total distributions	(0.31)	(0.07)		—
Net asset value, end of period	$11.34	$10.85		$9.81
Total return(c)	7.54%	11.39%		(1.90)%
Net assets, end of period (in 000s)	$107	$29		$10
Ratio of net expenses to average net assets(d)	0.69%	0.71	%(e)	0.75	%(e)
Ratio of total expenses to average net assets(d)	2.31%	4.28	%(e)	4.23	%(e)
Ratio of net investment income to average net assets	1.57%	1.11	%(e)	1.03	%(e)
Portfolio turnover rate(f)	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Institutional Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.87	$9.81		$10.00
Net investment income(b)	0.21	0.15		0.03
Net realized and unrealized gain (loss)	0.65	1.00		(0.22)
Total from investment operations	0.86	1.15		(0.19)
Distributions to shareholders from net investment income	(0.19)	(0.09)		—
Distributions to shareholders from net realized gains	(0.17)	—		—
Total distributions	(0.36)	(0.09)		—
Net asset value, end of period	$11.37	$10.87		$9.81
Total return(c)	8.02%	11.75%		(1.90)%
Net assets, end of period (in 000s)	$11,139	$10,911		$9,765
Ratio of net expenses to average net assets(d)	0.30%	0.32	%(e)	0.34	%(e)
Ratio of total expenses to average net assets(d)	2.05%	3.86	%(e)	3.85	%(e)
Ratio of net investment income to average net assets	1.85%	1.69	%(e)	1.44	%(e)
Portfolio turnover rate(f)	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Service Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.84	$9.80		$10.00
Net investment income(b)	0.15	0.10		0.02
Net realized and unrealized gain (loss)	0.64	1.01		(0.22)
Total from investment operations	0.79	1.11		(0.20)
Distributions to shareholders from net investment income	(0.13)	(0.07)		—
Distributions to shareholders from net realized gains	(0.17)	—		—
Total distributions	(0.30)	(0.07)		—
Net asset value, end of period	$11.33	$10.84		$9.80
Total return(c)	7.44%	11.36%		(2.00)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(d)	0.80%	0.81	%(e)	0.84	%(e)
Ratio of total expenses to average net assets(d)	2.53%	4.34	%(e)	4.33	%(e)
Ratio of net investment income to average net assets	1.35%	1.20	%(e)	0.94	%(e)
Portfolio turnover rate(f)	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Investor Shares(a)
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(b)
Per Share Data
Net asset value, beginning of period	$10.86	$9.81		$10.00
Net investment income(c)	0.19	0.08		0.02
Net realized and unrealized gain (loss)	0.64	1.05		(0.21)
Total from investment operations	0.83	1.13		(0.19)
Distributions to shareholders from net investment income	(0.18)	(0.08)		—
Distributions to shareholders from net realized gains	(0.17)	—		—
Total distributions	(0.35)	(0.08)		—
Net asset value, end of period	$11.34	$10.86		$9.81
Total return(d)	7.82%	11.59%		(1.90)%
Net assets, end of period (in 000s)	$890	$152		$10
Ratio of net expenses to average net assets(e)	0.44%	0.45	%(f)	0.49	%(f)
Ratio of total expenses to average net assets(e)	2.18%	7.23	%(f)	3.97	%(f)
Ratio of net investment income to average net assets	1.71%	0.89	%(f)	1.29	%(f)
Portfolio turnover rate(g)	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(b)	Commenced operations on August 22, 2016.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class R Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.83	$9.80		$10.00
Net investment income(b)	0.13	0.09		0.02
Net realized and unrealized gain (loss)	0.65	1.00		(0.22)
Total from investment operations	0.78	1.09		(0.20)
Distributions to shareholders from net investment income	(0.12)	(0.06)		—
Distributions to shareholders from net realized gains	(0.17)	—		—
Total distributions	(0.29)	(0.06)		—
Net asset value, end of period	$11.32	$10.83		$9.80
Total return(c)	7.29%	11.20%		(2.00)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(d)	0.96%	0.98	%(e)	0.99	%(e)
Ratio of total expenses to average net assets(d)	2.69%	4.50	%(e)	4.47	%(e)
Ratio of net investment income to average net assets	1.19%	1.04	%(e)	0.79	%(e)
Portfolio turnover rate(f)	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS TARGET DATE 2035 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2035 Portfolio
	Class R6 Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.87	$9.81		$10.00
Net investment income(b)	0.20	0.14		0.03
Net realized and unrealized gain (loss)	0.66	1.01		(0.22)
Total from investment operations	0.86	1.15		(0.19)
Distributions to shareholders from net investment income	(0.19)	(0.09)		—
Distributions to shareholders from net realized gains	(0.17)	—		—
Total distributions	(0.36)	(0.09)		—
Net asset value, end of period	$11.37	$10.87		$9.81
Total return(c)	8.05%	11.75%		(1.90)%
Net assets, end of period (in 000s)	$330	$35		$10
Ratio of net expenses to average net assets(d)	0.28%	0.30	%(e)	0.32	%(e)
Ratio of total expenses to average net assets(d)	2.00%	4.22	%(e)	3.93	%(e)
Ratio of net investment income to average net assets	1.77%	1.64	%(e)	1.46	%(e)
Portfolio turnover rate(f)	139%	137%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class A Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.09	$9.58		$9.77
Net investment income(a)	0.13	0.10		0.02
Net realized and unrealized gain (loss)	0.64	1.03		(0.21)
Total from investment operations	0.77	1.13		(0.19)
Distributions to shareholders from net investment income	(0.14)	(0.19)		—
Distributions to shareholders from net realized gains	(1.23)	(0.43)		—
Total distributions	(1.37)	(0.62)		—
Net asset value, end of period	$9.49	$10.09		$9.58
Total return(b)	8.23%	12.37%		(1.94)%
Net assets, end of period (in 000s)	$51	$13		$13
Ratio of net expenses to average net assets(c)	0.70%	0.73	%(d)	0.74	%(d)
Ratio of total expenses to average net assets(c)	1.20%	1.41	%(d)	3.23	%(d)
Ratio of net investment income to average net assets	1.40%	1.27	%(d)	0.98	%(d)
Portfolio turnover rate(e)	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Institutional Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.12	$9.58		$9.77
Net investment income(a)	0.17	0.14		0.03
Net realized and unrealized gain (loss)	0.65	1.03		(0.22)
Total from investment operations	0.82	1.17		(0.19)
Distributions to shareholders from net investment income	(0.17)	(0.20)		—
Distributions to shareholders from net realized gains	(1.23)	(0.43)		—
Total distributions	(1.40)	(0.63)		—
Net asset value, end of period	$9.54	$10.12		$9.58
Total return(b)	8.71%	12.85%		(1.94)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(c)	0.30%	0.32	%(d)	0.34	%(d)
Ratio of total expenses to average net assets(c)	0.73%	0.98	%(d)	2.82	%(d)
Ratio of net investment income to average net assets	1.82%	1.70	%(d)	1.41	%(d)
Portfolio turnover rate(e)	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Service Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.08	$9.58		$9.77
Net investment income(a)	0.13	0.10		0.02
Net realized and unrealized gain (loss)	0.63	1.01		(0.21)
Total from investment operations	0.76	1.11		(0.19)
Distributions to shareholders from net investment income	(0.12)	(0.18)		—
Distributions to shareholders from net realized gains	(1.23)	(0.43)		—
Total distributions	(1.35)	(0.61)		—
Net asset value, end of period	$9.49	$10.08		$9.58
Total return(b)	8.13%	12.21%		(1.94)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(c)	0.81%	0.82	%(d)	0.83	%(d)
Ratio of total expenses to average net assets(c)	1.24%	1.48	%(d)	3.31	%(d)
Ratio of net investment income to average net assets	1.32%	1.20	%(d)	0.92	%(d)
Portfolio turnover rate(e)	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Investor Shares(a)
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.11	$9.58		$9.77
Net investment income(b)	0.16	0.09		0.02
Net realized and unrealized gain (loss)	0.64	1.06		(0.21)
Total from investment operations	0.80	1.15		(0.19)
Distributions to shareholders from net investment income	(0.17)	(0.19)		—
Distributions to shareholders from net realized gains	(1.23)	(0.43)		—
Total distributions	(1.40)	(0.62)		—
Net asset value, end of period	$9.51	$10.11		$9.58
Total return(c)	8.46%	12.68%		(1.94)%
Net assets, end of period (in 000s)	$636	$130		$10
Ratio of net expenses to average net assets(d)	0.45%	0.46	%(e)	0.48	%(e)
Ratio of total expenses to average net assets(d)	0.89%	0.98	%(e)	2.96	%(e)
Ratio of net investment income to average net assets	1.67%	1.11	%(e)	1.27	%(e)
Portfolio turnover rate(f)	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class R Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.07	$9.57		$9.77
Net investment income(a)	0.11	0.09		0.01
Net realized and unrealized gain (loss)	0.64	1.02		(0.21)
Total from investment operations	0.75	1.11		(0.20)
Distributions to shareholders from net investment income	(0.12)	(0.18)		—
Distributions to shareholders from net realized gains	(1.23)	(0.43)		—
Total distributions	(1.35)	(0.61)		—
Net asset value, end of period	$9.47	$10.07		$9.57
Total return(b)	8.02%	12.16%		(2.05)%
Net assets, end of period (in 000s)	$36	$24		$10
Ratio of net expenses to average net assets(c)	0.95%	0.97	%(d)	0.98	%(d)
Ratio of total expenses to average net assets(c)	1.39%	1.42	%(d)	3.46	%(d)
Ratio of net investment income to average net assets	1.16%	1.05	%(d)	0.77	%(d)
Portfolio turnover rate(e)	143%	142%		174%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS TARGET DATE 2040 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2040 Portfolio
	Class R6 Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Year Ended October 31,		Period Ended October 31, 2014
				2016	2015
Per Share Data
Net asset value, beginning of period	$10.12	$9.59		$9.90	$9.98	$10.00
Net investment income(a)	0.18	0.14		0.19	0.15	0.03
Net realized and unrealized gain (loss)	0.64	1.02		0.11	0.13	(0.05)
Total from investment operations	0.82	1.16		0.30	0.28	(0.02)
Distributions to shareholders from net investment income	(0.17)	(0.20)		(0.17)	(0.10)	—
Distributions to shareholders from net realized gains	(1.23)	(0.43)		(0.44)	(0.26)	—
Total distributions	(1.40)	(0.63)		(0.61)	(0.36)	—
Net asset value, end of period	$9.54	$10.12		$9.59	$9.90	$9.98
Total return(b)	8.70%	12.73%		3.33%	2.86%	(0.20)%
Net assets, end of period (in 000s)	$49,418	$48,905		$47,340	$50,029	$58,903
Ratio of net expenses to average net assets(c)	0.29%	0.30	%(d)	0.31%	0.30%	0.32	%(d)
Ratio of total expenses to average net assets(c)	0.72%	0.98	%(d)	0.80%	0.30%	0.32	%(d)
Ratio of net investment income to average net assets	1.84%	1.73	%(d)	1.97%	1.50%	1.84	%(d)
Portfolio turnover rate(e)	143%	142%		174%	160%	46%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2040 Portfolio’s predecessor was the Madison Target Retirement 2040 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class A Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.01	$9.80		$10.00
Net investment income(b)	0.16	0.08		0.02
Net realized and unrealized gain (loss)	0.81	1.20		(0.22)
Total from investment operations	0.97	1.28		(0.20)
Distributions to shareholders from net investment income	(0.16)	(0.07)		—
Distributions to shareholders from net realized gains	(0.22)	—		—
Total distributions	(0.38)	(0.07)		—
Net asset value, end of period	$11.60	$11.01		$9.80
Total return(c)	9.02%	13.17%		(2.00)%
Net assets, end of period (in 000s)	$106	$84		$10
Ratio of net expenses to average net assets(d)	0.69%	0.71	%(e)	0.75	%(e)
Ratio of total expenses to average net assets(d)	2.44%	5.43	%(e)	4.23	%(e)
Ratio of net investment income to average net assets	1.42%	0.90	%(e)	1.02	%(e)
Portfolio turnover rate(f)	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Institutional Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.04	$9.81		$10.00
Net investment income(b)	0.21	0.15		0.03
Net realized and unrealized gain (loss)	0.81	1.17		(0.22)
Total from investment operations	1.02	1.32		(0.19)
Distributions to shareholders from net investment income	(0.19)	(0.09)		—
Distributions to shareholders from net realized gains	(0.22)	—		—
Total distributions	(0.41)	(0.09)		—
Net asset value, end of period	$11.65	$11.04		$9.81
Total return(c)	9.40%	13.52%		(1.90)%
Net assets, end of period (in 000s)	$11,472	$11,077		$9,756
Ratio of net expenses to average net assets(d)	0.30%	0.32	%(e)	0.34	%(e)
Ratio of total expenses to average net assets(d)	2.05%	3.82	%(e)	3.85	%(e)
Ratio of net investment income to average net assets	1.83%	1.69	%(e)	1.43	%(e)
Portfolio turnover rate(f)	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Service Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.00	$9.80		$10.00
Net investment income(b)	0.15	0.10		0.02
Net realized and unrealized gain (loss)	0.81	1.17		(0.22)
Total from investment operations	0.96	1.27		(0.20)
Distributions to shareholders from net investment income	(0.14)	(0.07)		—
Distributions to shareholders from net realized gains	(0.22)	—		—
Total distributions	(0.36)	(0.07)		—
Net asset value, end of period	$11.60	$11.00		$9.80
Total return(c)	8.83%	13.03%		(2.00)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(d)	0.80%	0.81	%(e)	0.84	%(e)
Ratio of total expenses to average net assets(d)	2.53%	4.30	%(e)	4.33	%(e)
Ratio of net investment income to average net assets	1.33%	1.20	%(e)	0.93	%(e)
Portfolio turnover rate(f)	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Investor Shares(a)
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(b)
Per Share Data
Net asset value, beginning of period	$11.03	$9.80		$10.00
Net investment income(c)	0.19	0.10		0.02
Net realized and unrealized gain (loss)	0.80	1.21		(0.22)
Total from investment operations	0.99	1.31		(0.20)
Distributions to shareholders from net investment income	(0.18)	(0.08)		—
Distributions to shareholders from net realized gains	(0.22)	—		—
Total distributions	(0.40)	(0.08)		—
Net asset value, end of period	$11.62	$11.03		$9.80
Total return(d)	9.19%	13.48%		(2.00)%
Net assets, end of period (in 000s)	$600	$97		$10
Ratio of net expenses to average net assets(e)	0.44%	0.46	%(f)	0.49	%(f)
Ratio of total expenses to average net assets(e)	2.18%	6.16	%(f)	3.97	%(f)
Ratio of net investment income to average net assets	1.69%	1.13	%(f)	1.28	%(f)
Portfolio turnover rate(g)	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(b)	Commenced operations on August 22, 2016.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class R Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$10.99	$9.79		$10.00
Net investment income(b)	0.13	0.09		0.01
Net realized and unrealized gain (loss)	0.81	1.17		(0.22)
Total from investment operations	0.94	1.26		(0.21)
Distributions to shareholders from net investment income	(0.13)	(0.06)		—
Distributions to shareholders from net realized gains	(0.22)	—		—
Total distributions	(0.35)	(0.06)		—
Net asset value, end of period	$11.58	$10.99		$9.79
Total return(c)	8.74%	12.98%		(2.10)%
Net assets, end of period (in 000s)	$41	$29		$10
Ratio of net expenses to average net assets(d)	0.94%	0.95	%(e)	0.99	%(e)
Ratio of total expenses to average net assets(d)	2.68%	4.63	%(e)	4.48	%(e)
Ratio of net investment income to average net assets	1.17%	1.07	%(e)	0.78	%(e)
Portfolio turnover rate(f)	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS TARGET DATE 2045 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2045 Portfolio
	Class R6 Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.04	$9.81		$10.00
Net investment income(b)	0.20	0.15		0.03
Net realized and unrealized gain (loss)	0.81	1.17		(0.22)
Total from investment operations	1.01	1.32		(0.19)
Distributions to shareholders from net investment income	(0.19)	(0.09)		—
Distributions to shareholders from net realized gains	(0.22)	—		—
Total distributions	(0.41)	(0.09)		—
Net asset value, end of period	$11.64	$11.04		$9.81
Total return(c)	9.34%	13.64%		(2.00)%
Net assets, end of period (in 000s)	$270	$14		$10
Ratio of net expenses to average net assets(d)	0.28%	0.31	%(e)	0.32	%(e)
Ratio of total expenses to average net assets(d)	2.03%	4.00	%(e)	3.93	%(e)
Ratio of net investment income to average net assets	1.72%	1.68	%(e)	1.45	%(e)
Portfolio turnover rate(f)	145%	143%		29%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class A Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.54	$9.80		$10.00
Net investment income(a)	0.14	0.12		0.02
Net realized and unrealized gain (loss)	0.84	1.21		(0.22)
Total from investment operations	0.98	1.33		(0.20)
Distributions to shareholders from net investment income	(0.16)	(0.19)		—
Distributions to shareholders from net realized gains	(0.67)	(0.40)		—
Total distributions	(0.83)	(0.59)		—
Net asset value, end of period	$10.69	$10.54		$9.80
Total return(b)	9.66%	14.21%		(2.00)%
Net assets, end of period (in 000s)	$218	$49		$10
Ratio of net expenses to average net assets(c)	0.70%	0.71	%(d)	0.74	%(d)
Ratio of total expenses to average net assets(c)	1.57%	1.34	%(d)	6.30	%(d)
Ratio of net investment income to average net assets	1.38%	1.38	%(d)	1.04	%(d)
Portfolio turnover rate(e)	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Institutional Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.56	$9.80		$10.00
Net investment income(a)	0.19	0.14		0.03
Net realized and unrealized gain (loss)	0.84	1.22		(0.23)
Total from investment operations	1.03	1.36		(0.20)
Distributions to shareholders from net investment income	(0.18)	(0.20)		—
Distributions to shareholders from net realized gains	(0.67)	(0.40)		—
Total distributions	(0.85)	(0.60)		—
Net asset value, end of period	$10.74	$10.56		$9.80
Total return(b)	10.10%	14.58%		(2.00)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(c)	0.30%	0.32	%(d)	0.34	%(d)
Ratio of total expenses to average net assets(c)	1.06%	1.63	%(d)	5.90	%(d)
Ratio of net investment income to average net assets	1.81%	1.71	%(d)	1.44	%(d)
Portfolio turnover rate(e)	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Service Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.53	$9.79		$10.00
Net investment income(a)	0.14	0.10		0.02
Net realized and unrealized gain (loss)	0.83	1.22		(0.23)
Total from investment operations	0.97	1.32		(0.21)
Distributions to shareholders from net investment income	(0.13)	(0.18)		—
Distributions to shareholders from net realized gains	(0.67)	(0.40)		—
Total distributions	(0.80)	(0.58)		—
Net asset value, end of period	$10.70	$10.53		$9.79
Total return(b)	9.53%	14.18%		(2.10)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(c)	0.80%	0.82	%(d)	0.83	%(d)
Ratio of total expenses to average net assets(c)	1.56%	2.13	%(d)	6.40	%(d)
Ratio of net investment income to average net assets	1.32%	1.21	%(d)	0.95	%(d)
Portfolio turnover rate(e)	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Investor Shares(a)
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.55	$9.80		$10.00
Net investment income(b)	0.18	0.11		0.02
Net realized and unrealized gain (loss)	0.83	1.24		(0.22)
Total from investment operations	1.01	1.35		(0.20)
Distributions to shareholders from net investment income	(0.17)	(0.20)		—
Distributions to shareholders from net realized gains	(0.67)	(0.40)		—
Total distributions	(0.84)	(0.60)		—
Net asset value, end of period	$10.72	$10.55		$9.80
Total return(c)	9.98%	14.42%		(2.00)%
Net assets, end of period (in 000s)	$830	$156		$10
Ratio of net expenses to average net assets(d)	0.45%	0.47	%(e)	0.48	%(e)
Ratio of total expenses to average net assets(d)	1.21%	1.45	%(e)	6.04	%(e)
Ratio of net investment income to average net assets	1.70%	1.31	%(e)	1.30	%(e)
Portfolio turnover rate(f)	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class R Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016
Per Share Data
Net asset value, beginning of period	$10.52	$9.79		$10.00
Net investment income(a)	0.12	0.09		0.02
Net realized and unrealized gain (loss)	0.83	1.22		(0.23)
Total from investment operations	0.95	1.31		(0.21)
Distributions to shareholders from net investment income	(0.11)	(0.18)		—
Distributions to shareholders from net realized gains	(0.67)	(0.40)		—
Total distributions	(0.78)	(0.58)		—
Net asset value, end of period	$10.69	$10.52		$9.79
Total return(b)	9.38%	14.02%		2.10%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(c)	0.96%	0.98	%(d)	0.98	%(d)
Ratio of total expenses to average net assets(c)	1.71%	2.29	%(d)	6.54	%(d)
Ratio of net investment income to average net assets	1.16%	1.05	%(d)	0.80	%(d)
Portfolio turnover rate(e)	155%	139%		191%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS TARGET DATE 2050 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2050 Portfolio
	Class R6 Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Year Ended October 31,		Period Ended October 31, 2014
				2016	2015
Per Share Data
Net asset value, beginning of period	$10.56	$9.80		$9.95	$9.98	$10.00
Net investment income(a)	0.19	0.14		0.20	0.15	0.03
Net realized and unrealized gain (loss)	0.84	1.22		0.11	0.13	(0.05)
Total from investment operations	1.03	1.36		0.31	0.28	(0.02)
Distributions to shareholders from net investment income	(0.18)	(0.20)		(0.16)	(0.10)	—
Distributions to shareholders from net realized gains	(0.67)	(0.40)		(0.30)	(0.21)	—
Total distributions	(0.85)	(0.60)		(0.46)	(0.31)	—
Net asset value, end of period	$10.74	$10.56		$9.80	$9.95	$9.98
Total return(b)	10.11%	14.59%		3.37%	2.87%	(0.20)%
Net assets, end of period (in 000s)	$29,481	$26,154		$21,657	$20,482	$21,266
Ratio of net expenses to average net assets(c)	0.29%	0.30	%(d)	0.31%	0.30%	0.32	%(d)
Ratio of total expenses to average net assets(c)	1.06%	1.58	%(d)	1.45%	0.30%	0.32	%(d)
Ratio of net investment income to average net assets	1.82%	1.71	%(d)	2.07%	1.51%	1.72	%(d)
Portfolio turnover rate(e)	155%	139%		191%	204%	52%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized. The Goldman Sachs Target Date 2050 Portfolio’s predecessor was the Madison Target Retirement 2050 Fund (the “Predecessor Fund”). On August 22, 2016, the Predecessor Fund was reorganized as a new series of Goldman Sachs Trust II. Performance prior to August 22, 2016 is that of the Predecessor Fund. Total return information of the Predecessor Fund is included in the above table because the Predecessor Fund is considered the accounting survivor of the reorganization.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class A Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.16	$9.79		$10.00
Net investment income(b)	0.16	0.09		0.02
Net realized and unrealized gain (loss)	0.98	1.36		(0.23)
Total from investment operations	1.14	1.45		(0.21)
Distributions to shareholders from net investment income	(0.16)	(0.08)		—
Distributions to shareholders from net realized gains	(0.28)	—		—
Total distributions	(0.44)	(0.08)		—
Net asset value, end of period	$11.86	$11.16		$9.79
Total return(c)	10.37%	14.90%		(2.10)%
Net assets, end of period (in 000s)	$118	$87		$10
Ratio of net expenses to average net assets(d)	0.69%	0.71	%(e)	0.75	%(e)
Ratio of total expenses to average net assets(d)	2.46%	4.43	%(e)	4.23	%(e)
Ratio of net investment income to average net assets	1.38%	1.01	%(e)	1.02	%(e)
Portfolio turnover rate(f)	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Institutional Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.20	$9.80		$10.00
Net investment income(b)	0.21	0.15		0.03
Net realized and unrealized gain (loss)	0.98	1.34		(0.23)
Total from investment operations	1.19	1.49		(0.20)
Distributions to shareholders from net investment income	(0.19)	(0.09)		—
Distributions to shareholders from net realized gains	(0.28)	—		—
Total distributions	(0.47)	(0.09)		—
Net asset value, end of period	$11.92	$11.20		$9.80
Total return(c)	10.82%	15.32%		(2.00)%
Net assets, end of period (in 000s)	$11,811	$11,242		$9,748
Ratio of net expenses to average net assets(d)	0.30%	0.32	%(e)	0.34	%(e)
Ratio of total expenses to average net assets(d)	2.05%	3.78	%(e)	3.85	%(e)
Ratio of net investment income to average net assets	1.80%	1.70	%(e)	1.43	%(e)
Portfolio turnover rate(f)	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Service Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.16	$9.79		$10.00
Net investment income(b)	0.15	0.11		0.02
Net realized and unrealized gain (loss)	0.98	1.33		(0.23)
Total from investment operations	1.13	1.44		(0.21)
Distributions to shareholders from net investment income	(0.14)	(0.07)		—
Distributions to shareholders from net realized gains	(0.28)	—		—
Total distributions	(0.42)	(0.07)		—
Net asset value, end of period	$11.87	$11.16		$9.79
Total return(c)	10.27%	14.83%		(2.10)%
Net assets, end of period (in 000s)	$12	$11		$10
Ratio of net expenses to average net assets(d)	0.79%	0.81	%(e)	0.84	%(e)
Ratio of total expenses to average net assets(d)	2.52%	4.26	%(e)	4.33	%(e)
Ratio of net investment income to average net assets	1.31%	1.20	%(e)	0.92	%(e)
Portfolio turnover rate(f)	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Investor Shares(a)
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(b)
Per Share Data
Net asset value, beginning of period	$11.19	$9.79		$10.00
Net investment income(c)	0.19	0.07		0.02
Net realized and unrealized gain (loss)	0.98	1.42		(0.23)
Total from investment operations	1.17	1.49		(0.21)
Distributions to shareholders from net investment income	(0.19)	(0.09)		—
Distributions to shareholders from net realized gains	(0.28)	—		—
Total distributions	(0.47)	(0.09)		—
Net asset value, end of period	$11.89	$11.19		$9.79
Total return(d)	10.62%	15.16%		(2.00)%
Net assets, end of period (in 000s)	$509	$101		$10
Ratio of net expenses to average net assets(e)	0.44%	0.46	%(f)	0.49	%(f)
Ratio of total expenses to average net assets(e)	2.19%	6.85	%(f)	3.97	%(f)
Ratio of net investment income to average net assets	1.64%	0.77	%(f)	1.28	%(f)
Portfolio turnover rate(g)	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.
(b)	Commenced operations on August 22, 2016.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class R Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.15	$9.79		$10.00
Net investment income(b)	0.12	0.09		0.01
Net realized and unrealized gain (loss)	0.98	1.34		(0.22)
Total from investment operations	1.10	1.43		(0.21)
Distributions to shareholders from net investment income	(0.15)	(0.07)		—
Distributions to shareholders from net realized gains	(0.28)	—		—
Total distributions	(0.43)	(0.07)		—
Net asset value, end of period	$11.82	$11.15		$9.79
Total return(c)	10.09%	14.66%		(2.10)%
Net assets, end of period (in 000s)	$38	$11		$10
Ratio of net expenses to average net assets(d)	0.94%	0.97	%(e)	0.99	%(e)
Ratio of total expenses to average net assets(d)	2.67%	4.42	%(e)	4.48	%(e)
Ratio of net investment income to average net assets	1.06%	1.05	%(e)	0.77	%(e)
Portfolio turnover rate(f)	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS TARGET DATE 2055 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Target Date 2055 Portfolio
	Class R6 Shares
	Year Ended August 31, 2018	Period November 1, 2016 – August 31, 2017*		Period Ended October 31, 2016(a)
Per Share Data
Net asset value, beginning of period	$11.20	$9.80		$10.00
Net investment income(b)	0.20	0.15		0.03
Net realized and unrealized gain (loss)	0.99	1.34		(0.23)
Total from investment operations	1.19	1.49		(0.20)
Distributions to shareholders from net investment income	(0.19)	(0.09)		—
Distributions to shareholders from net realized gains	(0.28)	—		—
Total distributions	(0.47)	(0.09)		—
Net asset value, end of period	$11.92	$11.20		$9.80
Total return(c)	10.85%	15.32%		(2.00)%
Net assets, end of period (in 000s)	$161	$27		$10
Ratio of net expenses to average net assets(d)	0.28%	0.29	%(e)	0.32	%(e)
Ratio of total expenses to average net assets(d)	2.01%	3.99	%(e)	3.92	%(e)
Ratio of net investment income to average net assets	1.76%	1.68	%(e)	1.45	%(e)
Portfolio turnover rate(f)	177%	182%		34%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations on August 22, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout the Period

	Goldman Sachs Target Date 2060 Portfolio
	Class A Shares
	Period Ended August 31, 2018(a)
Per Share Data
Net asset value, beginning of period	$10.00
Net investment income(b)	0.05
Net realized and unrealized gain	0.40
Total from investment operations	0.45
Net asset value, end of period	$10.45
Total return(c)	4.50%
Net assets, end of period (in 000s)	$10
Ratio of net expenses to average net assets(d)	0.69	%(e)
Ratio of total expenses to average net assets(d)	8.72	%(e)
Ratio of net investment income to average net assets	1.44	%(e)
Portfolio turnover rate(f)	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout the Period

	Goldman Sachs Target Date 2060 Portfolio
	Institutional Shares
	Period Ended August 31, 2018(a)
Per Share Data
Net asset value, beginning of period	$10.00
Net investment income(b)	0.06
Net realized and unrealized gain	0.40
Total from investment operations	0.46
Net asset value, end of period	$10.46
Total return(c)	4.60%
Net assets, end of period (in 000s)	$10
Ratio of net expenses to average net assets(d)	0.30	%(e)
Ratio of total expenses to average net assets(d)	8.34	%(e)
Ratio of net investment income to average net assets	1.84	%(e)
Portfolio turnover rate(f)	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout the Period

	Goldman Sachs Target Date 2060 Portfolio
	Service Shares
	Period Ended August 31, 2018(a)
Per Share Data
Net asset value, beginning of period	$10.00
Net investment income(b)	0.05
Net realized and unrealized gain	0.39
Total from investment operations	0.44
Net asset value, end of period	$10.44
Total return(c)	4.40%
Net assets, end of period (in 000s)	$10
Ratio of net expenses to average net assets(d)	0.80	%(e)
Ratio of total expenses to average net assets(d)	8.82	%(e)
Ratio of net investment income to average net assets	1.34	%(e)
Portfolio turnover rate(f)	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout the Period

	Goldman Sachs Target Date 2060 Portfolio
	Investor Shares
	Period Ended August 31, 2018(a)
Per Share Data
Net asset value, beginning of period	$10.00
Net investment income(b)	0.06
Net realized and unrealized gain	0.40
Total from investment operations	0.46
Net asset value, end of period	$10.46
Total return(c)	4.60%
Net assets, end of period (in 000s)	$10
Ratio of net expenses to average net assets(d)	0.44	%(e)
Ratio of total expenses to average net assets(d)	8.48	%(e)
Ratio of net investment income to average net assets	1.69	%(e)
Portfolio turnover rate(f)	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout the Period

	Goldman Sachs Target Date 2060 Portfolio
	Class R Shares
	Period Ended August 31, 2018(a)
Per Share Data
Net asset value, beginning of period	$10.00
Net investment income(b)	0.04
Net realized and unrealized gain	0.40
Total from investment operations	0.44
Net asset value, end of period	$10.44
Total return(c)	4.40%
Net assets, end of period (in 000s)	$10
Ratio of net expenses to average net assets(d)	0.94	%(e)
Ratio of total expenses to average net assets(d)	8.96	%(e)
Ratio of net investment income to average net assets	1.19	%(e)
Portfolio turnover rate(f)	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS TARGET DATE 2060 PORTFOLIO

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout the Period

	Goldman Sachs Target Date 2060 Portfolio
	Class R6 Shares
	Period Ended August 31, 2018(a)
Per Share Data
Net asset value, beginning of period	$10.00
Net investment income(b)	0.06
Net realized and unrealized gain	0.40
Total from investment operations	0.46
Net asset value, end of period	$10.46
Total return(c)	4.60%
Net assets, end of period (in 000s)	$5,178
Ratio of net expenses to average net assets(d)	0.28	%(e)
Ratio of total expenses to average net assets(d)	8.33	%(e)
Ratio of net investment income to average net assets	1.86	%(e)
Portfolio turnover rate(f)	56%

(a)	Commenced operations on April 30, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Portfolio’s turnover rate may be higher.

118	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements

August 31, 2018

1. ORGANIZATION

Goldman Sachs Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/ Non-diversified
All Portfolios	A, Institutional, Service, Investor*, R, R6	Diversified

*	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Service, Investor, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust. Madison Asset Management, LLC, (the “Sub-Adviser”) serves as the subadviser to the Portfolios.

GSAM compensates the Sub-Adviser directly in accordance with the terms of the Sub-Advisory Agreement. The Portfolios are not charged any separate or additional investment advisory fees by the Sub-Adviser.

The Portfolios are expected to invest in shares of exchange-traded funds and other registered investment companies according to an asset allocation strategy developed by the Sub-Adviser for investors planning to retire within a few years of each Portfolio’s respective target date.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.   Investment Valuation — The Portfolios’ valuation policy is to value investments at fair value.

B.   Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Portfolios may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

C.   Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds (“Underlying Funds”). Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2018

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Offering and Organization Costs — Offering costs paid in connection with the initial offering of shares of Target Date 2060 are being amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of Target Date 2060 were expensed on the first day of operations.

E.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolios’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.   Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds — Underlying Funds include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.   Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C.   Fair Value Hierarchy — The following is a summary of the Portfolios’ investments classified in the fair value hierarchy as of August 31, 2018:

TARGET DATE 2020 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$44,927,728	$—	$—
Investment Company	229,794	—	—
Total	$45,157,522	$—	$—

TARGET DATE 2025 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$11,169,295	$—	$—
Investment Company	56,506	—	—
Total	$11,225,801	$—	$—

TARGET DATE 2030 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$75,128,265	$—	$—
Investment Company	385,903	—	—
Total	$75,514,168	$—	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2018

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TARGET DATE 2035 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$12,216,115	$—	$—
Investment Company	56,895	—	—
Total	$12,273,010	$—	$—

TARGET DATE 2040 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$49,113,012	$—	$—
Investment Company	290,705	—	—
Total	$49,403,717	$—	$—

TARGET DATE 2045 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$12,229,749	$—	$—
Investment Company	54,070	—	—
Total	$12,283,819	$—	$—

TARGET DATE 2050 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$29,904,220	$—	$—
Investment Company	139,647	—	—
Total	$30,043,867	$—	$—

TARGET DATE 2055 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$12,374,718	$—	$—
Investment Company	61,121	—	—
Total	$12,435,839	$—	$—

TARGET DATE 2060 PORTFOLIO

Investment Type	Level 1	Level 2	Level 3
Assets
Exchange Traded Funds	$5,016,002	$—	$—
Investment Company	20,736	—	—
Total	$5,036,738	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Portfolio’s average daily net assets.

For the fiscal year ended August 31, 2018, contractual and effective net management fees with GSAM for Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050, Target Date 2055 and Target Date 2060 were at the following rates:

Contractual Management Rate			Contractual Management Fee Annual Rate*
First $2 billion	Next $3 billion	Over $5 billion
0.25%	0.23%	0.21%	0.25%

*	The Target Date 2060 Portfolio commenced operations on April 30, 2018.

The Portfolios invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Portfolios in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Portfolios invest. For the fiscal year ended August 31, 2018, the management fee waived by GSAM for each Portfolio was as follows:

Fund	Management Fee Waived
Target Date 2020	$480
Target Date 2025	101
Target Date 2030	907
Target Date 2035	142
Target Date 2040	598
Target Date 2045	142
Target Date 2050	399
Target Date 2055	137
Target Date 2060*	13

*	The Target Date 2060 Portfolio commenced operations on April 30, 2018.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2018

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Portfolio, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Portfolios, as applicable, as set forth below.

The Trust, on behalf of Service Shares of each applicable Portfolio, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal account maintenance to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to the Service Shares of the Portfolios, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class R*	Service
Distribution and/or Service Plan	0.25%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. For the fiscal year ended August 31, 2018, Goldman Sachs advised that it retained the following amounts:

Front End Sales Charge
Fund	Class A
Target Date 2020	$6
Target Date 2025	147
Target Date 2030	289
Target Date 2035	484
Target Date 2040	217
Target Date 2045	69
Target Date 2050	1,051
Target Date 2055	161
Target Date 2060	—

D.  Shareholder Administration Plan — The Trust, on behalf of each applicable Portfolio, has adopted a Shareholder Administration Plan to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of shareholder administration services to their customers who are beneficial owners of such shares. The Shareholder Administration Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Service Shares of the Portfolios.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.18% of the average daily net assets of Class A, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Prior to October 8, 2017 the annual rates were as follows: 0.19% of the average daily net assets of Class A, Investor and Class R Shares and 0.02% of the average daily net assets of Class R6 Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.01% as an annual percentage rate of the average daily net assets attributable to Class R6 Shares through at least December 29, 2018 for Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050 and Target Date 2055, and through at least April 30, 2019 for Target Date 2060, and prior to such dates, Goldman Sachs may not terminate the arrangements without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expenses” of the Portfolios (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Target Date 2020, Target Date 2030, Target Date 2040 and Target Date 2050 are each 0.024%, and Target Date 2025, Target Date 2035, Target Date 2045, Target Date 2055 and Target Date 2060 are each 0.014%. These Other Expense limitations will remain in place through at least December 29, 2018 for Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050 and Target Date 2055, and through at least April 30, 2019 for Target Date 2060, and prior to such dates, GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the fiscal year ended August 31, 2018, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Management Fee Waiver	Transfer Agency Waivers/Credits	Other Expense Reimbursements	Total Expense Reductions
Target Date 2020	$480	$4,176	$238,324	$242,980
Target Date 2025	101	14	213,238	213,353
Target Date 2030	907	6,831	154,581	162,319
Target Date 2035	142	18	212,276	212,436
Target Date 2040	598	4,481	211,807	216,886
Target Date 2045	142	14	213,234	213,390
Target Date 2050	399	2,606	225,144	228,149
Target Date 2055	137	9	214,782	214,928
Target Date 2060	13	170	155,668	155,851

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2018

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Line of Credit Facility — As of August 31, 2018, the Portfolios participated in a $770,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the fiscal year ended August 31, 2018, the Portfolios did not have any borrowings under the facility.

H.  Other Transactions with Affiliates — For the fiscal year ended August 31, 2018, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Portfolios.

The following table provides information about the Portfolios’ investments in the Goldman Sachs Financial Square Government Fund for the fiscal year ended August 31, 2018:

Portfolio	Market Value as of August 31, 2017	Purchases at Cost	Proceeds from Sales	Market Value as of August 31, 2018	Shares as of August 31, 2018	Dividend Income
Target Date 2020	$1,542,601	$4,812,558	$6,125,365	$229,794	$229,794	$3,568
Target Date 2025	381,305	1,299,787	1,624,586	56,506	56,506	748
Target Date 2030	1,170,153	7,346,068	8,130,318	385,903	385,903	6,605
Target Date 2035	333,517	1,471,044	1,747,666	56,895	56,895	1,017
Target Date 2040	882,582	3,958,526	4,550,403	290,705	290,705	4,308
Target Date 2045	336,673	1,067,881	1,350,484	54,070	54,070	1,022
Target Date 2050	791,555	4,093,224	4,745,132	139,647	139,647	2,972
Target Date 2055	342,191	963,508	1,244,578	61,121	61,121	990
Target Date 2060	—	266,766	246,030	20,736	20,736	150

As of August 31, 2018, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Portfolios:

Portfolio	Class A	Institutional	Service	Investor	Class R	Class R6
Target Date 2020	19%	100%	100%	—%	87%	—%
Target Date 2025	7	100	100	—	100	5
Target Date 2030	—	100	100	—	39	—
Target Date 2035	11	100	100	—	99	—
Target Date 2040	23	100	100	—	33	—
Target Date 2045	11	100	100	—	29	—
Target Date 2050	6	100	100	—	100	—
Target Date 2055	10	100	100	—	33	8
Target Date 2060	100	100	100	100	100	100

GOLDMAN SACHS TARGET DATE PORTFOLIOS

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended August 31, 2018, were:

Fund	Purchases	Sales and Maturities
Target Date 2020	$92,789,102	$94,574,892
Target Date 2025	20,104,666	19,746,546
Target Date 2030	118,619,136	119,975,027
Target Date 2035	17,280,922	16,471,610
Target Date 2040	70,572,657	71,971,472
Target Date 2045	17,829,562	17,325,647
Target Date 2050	47,456,350	45,191,171
Target Date 2055	21,617,302	21,299,517
Target Date 2060	7,613,119	2,795,581

6. TAX INFORMATION

The tax character of distributions paid during the period ended August 31, 2018 was as follows:

	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060
Distribution paid from:
Ordinary income	$2,112,336	$335,077	$3,264,490	$381,214	$2,219,974	$439,089	$1,093,151	$484,113	$—
Net long-term capital gains	2,033,552	2,305	5,880,439	9,280	4,490,139	—	1,140,087	12,996	—
Total taxable distributions	$4,145,888	$337,382	$9,144,929	$390,494	$6,710,113	$439,089	$2,233,238	$497,109	$—

The tax character of distributions paid during the fiscal year ended August 31, 2017 was as follows:

	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055
Distribution paid from:
Ordinary income	$1,143,779	$80,349	$1,579,091	$85,040	$1,179,834	$87,540	$557,709	$91,462
Net long-term capital gains	1,887,095	—	2,360,440	—	1,980,519	—	807,554	—
Total taxable distributions	$3,030,874	$80,349	$3,939,531	$85,040	$3,160,353	$87,540	$1,365,263	$91,462

The tax character of distributions paid during the fiscal year ended October 31, 2016 was as follows:

	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055
Distribution paid from:
Ordinary income	$1,207,803	$—	$1,551,992	$—	$1,118,464	$—	$469,675	$—
Net long-term capital gains	1,456,117	—	2,378,711	—	1,929,632	—	507,872	—
Total taxable distributions	$2,663,920	$—	$3,930,703	$—	$3,048,096	$—	$977,547	$—

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2018

6. TAX INFORMATION (continued)

As of August 31, 2018, the components of accumulated earnings (losses) on a tax basis were as follows:

	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060
Undistributed ordinary income — net	$634,561	$186,655	$998,482	$184,177	$743,281	$209,802	$515,828	$245,960	$45,806
Undistributed long-term capital gains	998,535	174,608	1,852,860	210,914	1,812,530	299,194	829,832	337,338	—
Total undistributed earnings	$1,633,096	$361,263	$2,851,342	$395,091	$2,555,811	$508,996	$1,345,660	$583,298	$45,806
Unrealized gains — net	1,279,962	591,039	6,958,789	1,020,570	5,257,942	1,182,937	3,746,376	1,383,387	184,612
Total accumulated earnings net	$2,913,058	$952,302	$9,810,131	$1,415,661	$7,813,753	$1,691,933	$5,092,036	$1,966,685	$230,418

As of August 31, 2018, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Target Date 2020	Target Date 2025	Target Date 2030	Target Date 2035	Target Date 2040	Target Date 2045	Target Date 2050	Target Date 2055	Target Date 2060
Tax Cost	$43,877,560	$10,634,762	$68,555,379	$11,252,440	$44,145,775	$11,100,882	$26,297,491	$11,052,452	$4,852,126
Gross unrealized gain	1,925,428	709,951	7,828,547	1,128,764	5,899,573	1,290,042	4,063,040	1,488,970	231,116
Gross unrealized loss	(645,466)	(118,912)	(869,758)	(108,194)	(641,631)	(107,105)	(316,664)	(105,583)	(46,504)
Net unrealized gains	$1,279,962	$591,039	$6,958,789	$1,020,570	$5,257,942	$1,182,937	$3,746,376	$1,383,387	$184,612

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

6. TAX INFORMATION (continued)

In order to present certain components of the Portfolios’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Portfolios’ accounts. These reclassifications have no impact on the net asset value of the Portfolios and result primarily from non-deductible expenses, and differences in the tax treatment of underlying fund investments and partnership investments.

	Paid in Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income (Loss)
Target Date 2020	$—	$386	$(386)
Target Date 2025	—	65	(65)
Target Date 2030	—	482	(482)
Target Date 2035	—	63	(63)
Target Date 2040	—	312	(312)
Target Date 2045	—	57	(57)
Target Date 2050	—	138	(138)
Target Date 2055	—	75	(75)
Target Date 2060	(61)	—	61

GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Portfolios’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

The Portfolios may be indirectly exposed to the following risks through their investments in the Underlying Funds. For more information regarding the risks of an Underlying Fund, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2018

7. OTHER RISKS (continued)

Liquidity Risk — A Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. These risks may be more pronounced in connection with the Portfolios’ investments in securities of issuers located in emerging market countries.

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

In September 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in the ASU modify fair value measurement disclosures. The amendments are effective for the Portfolios’ fiscal years beginning after December 15, 2019. GSAM is currently evaluating the impact, if any, of the amendments.

At a meeting held on August 7-8, 2018, the Board of Trustees of Goldman Sachs Trust II approved the termination of Madison Asset Management, LLC as sub-adviser to the Portfolios. Effective on or about November 30, 2018, Goldman Sachs Asset Management, L.P., investment adviser to the Portfolios, will provide day-to-day advice regarding the Portfolios’ investment transactions.

At a meeting held on September 12-13, 2018, the Board of Trustees of Goldman Sachs Trust II also approved certain changes to the Portfolios’ principal investment strategy, including changes to the Portfolios’ glide path, to take effect on or about November 30, 2018.

Subsequent events after the Statements of Assets and Liabilities date have been evaluated. Other than the matters discussed above, GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Target Date 2020 Portfolio

	For the Fiscal Year Ended August 31, 2018		For the Period November 1, 2016 – August 31, 2017(a)		For the Fiscal Year Ended October 31, 2016

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares(b)
Shares sold	4,332	$40,287	571	$5,508	996	$10,010
Reinvestment of distributions	146	1,372	57	540	—	—
Shares redeemed	(2)	(17)	—	—	(1)	(11)
	4,476	41,642	628	6,048	995	9,999
Institutional Shares(b)
Shares sold	4	38	1	5	996	10,010
Reinvestment of distributions	97	919	59	555	—	—
Shares redeemed	(1)	(10)	(1)	(5)	(1)	(10)
	100	947	59	555	995	10,000
Service Shares(b)
Shares sold	—	—	—	—	996	10,010
Reinvestment of distributions	92	866	57	537	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	92	866	57	537	995	9,999
Investor Shares(b)(c)
Shares sold	86,978	854,761	31,422	311,469	996	10,010
Reinvestment of distributions	7,699	72,508	58	550	—	—
Shares redeemed	(32,030)	(309,552)	(1)	(10)	(1)	(11)
	62,647	617,717	31,479	312,009	995	9,999
Class R Shares(b)
Shares sold	165	1,529	—	—	996	10,010
Reinvestment of distributions	91	852	56	532	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	256	2,381	56	532	995	9,999
Class R6 Shares
Shares sold	222,354	2,113,317	148,501	1,423,485	556,157	5,395,539
Reinvestment of distributions	431,304	4,069,371	319,101	3,028,160	282,195	2,663,920
Shares redeemed	(665,102)	(6,304,463)	(1,106,730)	(10,811,544)	(745,292)	(7,300,289)
	(11,444)	(121,775)	(639,128)	(6,359,899)	93,060	759,170
NET INCREASE (DECREASE)	56,127	$541,778	(606,849)	$(6,040,218)	98,035	$809,166

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2018

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2025 Portfolio

	For the Fiscal Year Ended August 31, 2018		For the Period November 1, 2016 – August 31, 2017(a)		For the Period Ended October 31, 2016(b)

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	11,326	$121,207	5,992	$60,856	1,001	$10,011
Reinvestment of distributions	73	782	38	375	—	—
Shares redeemed	(4,548)	(48,927)	—	—	(1)	(11)
	6,851	73,062	6,030	61,231	1,000	10,000
Institutional Shares
Shares sold	—	—	1	5	995,001	9,950,011
Reinvestment of distributions	30,021	323,174	8,051	79,700	—	—
Shares redeemed	(58,650)	(625,000)	(1)	(5)	(1)	(10)
	(28,629)	(301,826)	8,051	79,700	995,000	9,950,001
Service Shares
Shares sold	—	—	—	—	1,001	10,011
Reinvestment of distributions	26	272	6	62	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	26	272	6	62	1,000	10,000
Investor Shares(c)
Shares sold	44,320	474,619	2,241	23,671	1,001	10,011
Reinvestment of distributions	940	10,108	8	75	—	—
Shares redeemed	(14,366)	(155,689)	(3)	(25)	(1)	(11)
	30,894	329,038	2,246	23,721	1,000	10,000
Class R Shares
Shares sold	—	—	3	36	1,001	10,011
Reinvestment of distributions	24	256	6	57	—	—
Shares redeemed	—	—	(3)	(36)	(1)	(11)
	24	256	6	57	1,000	10,000
Class R6 Shares
Shares sold	20,123	215,939	1	11	1,001	10,011
Reinvestment of distributions	259	2,790	8	80	—	—
Shares redeemed	(1,919)	(20,650)	(1)	(10)	(1)	(11)
	18,463	198,079	8	81	1,000	10,000
NET INCREASE	27,629	$298,881	16,347	$164,852	1,000,000	$10,000,001

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2030 Portfolio

	For the Fiscal Year Ended August 31, 2018		For the Period November 1, 2016 – August 31, 2017(a)		For the Fiscal Year Ended October 31, 2016

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares(b)
Shares sold	14,896	$141,029	19,953	$189,739	1,008	$10,010
Reinvestment of distributions	2,629	24,977	65	623	—	—
Shares redeemed	(140)	(1,338)	(985)	(9,998)	(1)	(11)
	17,385	164,668	19,033	180,364	1,007	9,999
Institutional Shares(b)
Shares sold	—	—	1	5	1,008	10,010
Reinvestment of distributions	141	1,342	54	515	—	—
Shares redeemed	—	—	(1)	(5)	(1)	(10)
	141	1,342	54	515	1,007	10,000
Service Shares(b)
Shares sold	—	—	—	—	1,008	10,010
Reinvestment of distributions	136	1,286	52	498	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	136	1,286	52	498	1,007	9,999
Investor Shares(b)(c)
Shares sold	91,301	925,057	59,937	613,794	1,008	10,010
Reinvestment of distributions	17,435	166,064	53	510	—	—
Shares redeemed	(32,519)	(314,942)	(9)	(90)	(1)	(11)
	76,217	776,179	59,981	614,214	1,007	9,999
Class R Shares(b)
Shares sold	519	5,048	1,182	11,639	1,008	10,010
Reinvestment of distributions	304	2,878	52	492	—	—
Shares redeemed	(4)	(39)	(2)	(16)	(1)	(11)
	819	7,887	1,232	12,115	1,007	9,999
Class R6 Shares
Shares sold	380,758	3,723,100	276,954	2,713,417	284,587	2,711,235
Reinvestment of distributions	937,533	8,948,381	412,273	3,936,893	422,202	3,930,703
Shares redeemed	(923,626)	(9,119,716)	(988,092)	(9,767,525)	(1,015,250)	(9,983,514)
	394,665	3,551,765	(298,865)	(3,117,215)	(308,461)	(3,341,576)
NET INCREASE (DECREASE)	489,363	$4,503,127	(218,513)	$(2,309,509)	(303,426)	$(3,291,580)

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2018

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2035 Portfolio

	For the Fiscal Year Ended August 31, 2018		For the Period November 1, 2016 – August 31, 2017(a)		For the Period Ended October 31, 2016(b)

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	13,348	$149,806	1,645	$16,616	1,001	$10,011
Reinvestment of distributions	77	850	7	71	—	—
Shares redeemed	(6,668)	(74,458)	—	—	(1)	(11)
	6,757	76,198	1,652	16,687	1,000	10,000
Institutional Shares
Shares sold	—	—	—	5	995,001	9,950,011
Reinvestment of distributions	32,776	363,258	8,493	84,675	—	—
Shares redeemed	(56,768)	(625,005)	—	(5)	(1)	(10)
	(23,992)	(261,747)	8,493	84,675	995,000	9,950,001
Service Shares
Shares sold	—	—	—	—	1,001	10,011
Reinvestment of distributions	28	311	7	67	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	28	311	7	67	1,000	10,000
Investor Shares(c)
Shares sold	66,609	730,554	12,990	140,121	1,001	10,011
Reinvestment of distributions	2,054	22,720	8	80	—	—
Shares redeemed	(4,205)	(46,352)	(6)	(69)	(1)	(11)
	64,458	706,922	12,992	140,132	1,000	10,000
Class R Shares
Shares sold	—	—	7	67	1,001	10,011
Reinvestment of distributions	27	296	6	62	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	27	296	13	129	1,000	10,000
Class R6 Shares
Shares sold	27,920	311,477	2,209	23,226	1,001	10,011
Reinvestment of distributions	276	3,059	9	85	—	—
Shares redeemed	(2,413)	(27,116)	(2)	(16)	(1)	(11)
	25,783	287,420	2,216	23,295	1,000	10,000
NET INCREASE	73,061	$809,400	25,373	$264,985	1,000,000	$10,000,001

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2040 Portfolio

	For the Fiscal Year Ended August 31, 2018		For the Period November 1, 2016 – August 31, 2017(a)		For the Fiscal Year Ended October 31, 2016

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares(b)
Shares sold	3,789	$35,596	227	$2,223	1,323	$12,879
Reinvestment of distributions	287	2,658	88	827	—	—
Shares redeemed	(6)	(54)	(319)	(3,121)	(1)	(11)
	4,070	38,200	(4)	(71)	1,322	12,868
Institutional Shares(b)
Shares sold	—	—	1	5	1,025	10,010
Reinvestment of distributions	167	1,557	70	654	—	—
Shares redeemed	—	—	(1)	(5)	(1)	(10)
	167	1,557	70	654	1,024	10,000
Service Shares(b)
Shares sold	—	—	—	—	1,025	10,010
Reinvestment of distributions	162	1,501	68	636	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	162	1,501	68	636	1,024	9,999
Investor Shares(b)(c)
Shares sold	53,009	528,273	11,815	118,889	1,025	10,010
Reinvestment of distributions	7,463	69,327	69	648	—	—
Shares redeemed	(6,550)	(63,831)	(6)	(55)	(1)	(11)
	53,922	533,769	11,878	119,482	1,024	9,999
Class R Shares(b)
Shares sold	1,022	9,689	1,308	12,647	1,025	10,010
Reinvestment of distributions	385	3,557	67	630	—	—
Shares redeemed	(5)	(49)	(2)	(16)	(1)	(11)
	1,402	13,197	1,373	13,261	1,024	9,999
Class R6 Shares
Shares sold	170,834	1,666,743	200,436	1,910,717	121,810	1,134,819
Reinvestment of distributions	712,362	6,631,513	337,128	3,156,958	333,125	3,048,096
Shares redeemed	(536,507)	(5,292,586)	(642,379)	(6,279,840)	(572,414)	(5,513,965)
	346,689	3,005,670	(104,815)	(1,212,165)	(117,479)	(1,331,050)
NET INCREASE (DECREASE)	406,412	$3,593,894	(91,430)	$(1,078,203)	(112,061)	$(1,278,185)

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2018

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2045 Portfolio

	For the Fiscal Year Ended August 31, 2018		For the Period November 1, 2016 – August 31, 2017(a)		For the Fiscal Year Ended October 31, 2016(b)

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,339	$15,155	6,611	$71,383	1,001	$10,011
Reinvestment of distributions	275	3,096	7	73	—	—
Shares redeemed	(59)	(661)	(1)	(10)	(1)	(11)
	1,555	17,590	6,617	71,446	1,000	10,000
Institutional Shares
Shares sold	—	—	—	5	995,001	9,950,011
Reinvestment of distributions	36,839	415,824	8,690	87,162	—	—
Shares redeemed	(55,625)	(625,000)	—	(5)	(1)	(10)
	(18,786)	(209,176)	8,690	87,162	995,000	9,950,001
Service Shares
Shares sold	—	—	—	—	1,001	10,011
Reinvestment of distributions	32	363	7	70	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	32	363	7	70	1,000	10,000
Investor Shares(c)
Shares sold	56,891	638,755	14,630	160,250	1,001	10,011
Reinvestment of distributions	1,397	15,748	8	82	—	—
Shares redeemed	(15,418)	(174,767)	(6,852)	(75,444)	(1)	(11)
	42,870	479,736	7,786	84,888	1,000	10,000
Class R Shares
Shares sold	820	9,272	1,645	17,338	1,001	10,011
Reinvestment of distributions	91	1,025	6	65	—	—
Shares redeemed	(5)	(60)	(2)	(23)	(1)	(11)
	906	10,237	1,649	17,380	1,000	10,000
Class R6 Shares
Shares sold	22,593	256,349	250	2,736	1,001	10,011
Reinvestment of distributions	269	3,031	9	88	—	—
Shares redeemed	(933)	(10,762)	(1)	(11)	(1)	(11)
	21,929	248,618	258	2,813	1,000	10,000
NET INCREASE	48,506	$547,368	25,007	$263,759	1,000,000	$10,000,001

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2050 Portfolio

	For the Fiscal Year Ended August 31, 2018		For the Period November 1, 2016 – August 31, 2017(a)		For the Fiscal Year Ended October 31, 2016

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares(b)
Shares sold	15,311	$161,552	3,615	$37,062	1,001	$10,010
Reinvestment of distributions	703	7,281	62	600	—	—
Shares redeemed	(244)	(2,564)	(1)	(12)	(1)	(11)
	15,770	166,269	3,676	37,650	1,000	9,999
Institutional Shares(b)
Shares sold	—	—	1	5	1,001	10,010
Reinvestment of distributions	88	913	63	614	—	—
Shares redeemed	—	—	(1)	(5)	(1)	(10)
	88	913	63	614	1,000	10,000
Service Shares(b)
Shares sold	—	—	—	—	1,001	10,010
Reinvestment of distributions	82	856	62	596	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	82	856	62	596	1,000	9,999
Investor Shares(b)(c)
Shares sold	83,976	892,132	14,233	149,919	1,001	10,010
Reinvestment of distributions	6,010	62,421	63	609	—	—
Shares redeemed	(27,334)	(289,440)	(495)	(5,184)	(1)	(11)
	62,652	665,113	13,801	145,344	1,000	9,999
Class R Shares(b)
Shares sold	—	—	3	25	1,001	10,010
Reinvestment of distributions	81	841	61	591	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	81	841	64	616	1,000	9,999
Class R6 Shares
Shares sold	288,029	3,035,833	284,037	2,820,844	175,129	1,678,882
Reinvestment of distributions	207,646	2,160,926	140,583	1,362,253	104,550	977,547
Shares redeemed	(227,773)	(2,408,384)	(157,962)	(1,599,302)	(128,796)	(1,267,261)
	267,902	2,788,375	266,658	2,583,795	150,883	1,389,168
NET INCREASE	346,575	$3,622,367	284,324	$2,768,615	155,883	$1,439,164

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Notes to Financial Statements (continued)

August 31, 2018

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2055 Portfolio

	For the Fiscal Year Ended August 31, 2018		For the Period November 1, 2016 – August 31, 2017(a)		For the Fiscal Year Ended October 31, 2016(b)

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,113	$24,381	6,796	$71,928	1,001	$10,011
Reinvestment of distributions	311	3,564	10	98	—	—
Shares redeemed	(258)	(3,011)	(1)	(10)	(1)	(11)
	2,166	24,934	6,805	72,016	1,000	10,000
Institutional Shares
Shares sold	—	5	—	5	995,001	9,950,011
Reinvestment of distributions	41,458	476,510	9,014	91,043	—	—
Shares redeemed	(54,494)	(625,005)	—	(5)	(1)	(10)
	(13,036)	(148,490)	9,014	91,043	995,000	9,950,001
Service Shares
Shares sold	—	—	—	—	1,001	10,011
Reinvestment of distributions	37	423	7	74	—	—
Shares redeemed	—	—	—	—	(1)	(11)
	37	423	7	74	1,000	10,000
Investor Shares(c)
Shares sold	32,754	374,892	8,035	89,578	1,001	10,011
Reinvestment of distributions	1,132	12,994	9	86	—	—
Shares redeemed	(133)	(1,552)	(1)	(13)	(1)	(11)
	33,753	386,334	8,043	89,651	1,000	10,000
Class R Shares
Shares sold	2,106	24,081	—	—	1,001	10,011
Reinvestment of distributions	106	1,218	7	69	—	—
Shares redeemed	(5)	(57)	—	—	(1)	(11)
	2,207	25,242	7	69	1,000	10,000
Class R6 Shares
Shares sold	12,947	149,934	1,444	15,400	1,001	10,011
Reinvestment of distributions	209	2,400	9	92	—	—
Shares redeemed	(2,103)	(24,746)	(2)	(25)	(1)	(11)
	11,053	127,588	1,451	15,467	1,000	10,000
NET INCREASE	36,180	$416,031	25,327	$268,320	1,000,000	$10,000,001

(a)	The Portfolios changed their fiscal year end from October 31 to August 31.
(b)	Commenced operations on August 22, 2016.
(c)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Target Date 2060 Portfolio

	For the Period Ended August 31, 2018(a)

	Shares	Dollars

Class A Shares
Shares sold	1,000	$10,000
Institutional Shares
Shares sold	1,000	10,000
Service Shares
Shares sold	1,000	10,000
Investor Shares
Shares sold	1,000	10,000
Class R Shares
Shares sold	1,000	10,000
Class R6 Shares
Shares sold	495,001	4,950,010
Shares redeemed	(1)	(10)
	495,000	4,950,000
NET INCREASE	500,000	$5,000,000

(a)	Commenced operations on April 30, 2018.

Report of Independent Registered Public

Accounting Firm

To the Board of Trustees of Goldman Sachs Trust II and Shareholders of Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2035 Portfolio, Goldman Sachs Target Date 2040 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2050 Portfolio, Goldman Sachs Target Date 2055 Portfolio, and Goldman Sachs Target Date 2060 Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios listed in the table below (nine of the portfolios constituting Goldman Sachs Trust II, hereafter collectively referred to as the “Portfolios”) as of August 31, 2018, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of August 31, 2018, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statements of changes in net assets	Financial highlights
Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2040 Portfolio, Goldman Sachs Target Date 2050 Portfolio	For the year ended August 31, 2018	For the year ended August 31, 2018, for the period November 1, 2016 through August 31, 2017, and for the year ended October 31, 2016	For each of the periods ended subsequent to October 31, 2015 indicated therein
Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2035 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2055 Portfolio	For the year ended August 31, 2018	For the year ended August 31, 2018, for the period November 1, 2016 through August 31, 2017, and for the period August 22, 2016 (commencement of operations) through October 31, 2016
Goldman Sachs Target Date 2060 Portfolio	For the period April 30, 2018 (commencement of operations) through August 31, 2018

The financial statements of Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2040 Portfolio, and Goldman Sachs Target Date 2050 Portfolio as of and for the year ended October 31, 2015 and the financial highlights for each of the periods ended on or prior to October 31, 2015 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated December 18, 2015 expressed unqualified opinions on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 26, 2018

We have served as the auditor of one or more investment companies in the Goldman Sachs fund complex since 2000.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended August 31, 2018 (Unaudited)

As a shareholder of Class A, Institutional, Service, Investor, Class R, and Class R6 Shares of the Portfolios, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Service and Class R Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Service, Investor, Class R or Class R6 Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2018 through August 31, 2018, which represents a period of 184 days out of a 365 day year. The Target Date 2060 Portfolio example is based on the period from April 30, 2018 through August 31, 2018, which represents a period of 123 days out of 365 days. The Target Date 2060 Portfolio example for hypothetical expenses reflects projected activity for the period from March 1, 2018 through August 31, 2018 for the purposes of comparability. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Target Date 2020 Portfolio				Target Date 2025 Portfolio				Target Date 2030 Portfolio
Share Class	Beginning Account Value 3/1/18	Ending Account Value 8/31/18		Expenses Paid for the 6 months ended 8/31/18*	Beginning Account Value 3/1/18	Ending Account Value 8/31/18		Expenses Paid for the 6 months ended 8/31/18*	Beginning Account Value 3/1/18	Ending Account Value 8/31/18		Expenses Paid for the 6 months ended 8/31/18*
Class A
Actual	$1,000.00	$1,018.50		$3.61	$1,000.00	$1,025.30		$3.52	$1,000.00	$1,030.90		$3.63
Hypothetical 5% return	1,000.00	1,021.63	+	3.62	1,000.00	1,021.63	+	3.52	1,000.00	1,021.63	+	3.62
Institutional
Actual	1,000.00	1,021.70		1.63	1,000.00	1,027.30		1.53	1,000.00	1,031.80		1.69
Hypothetical 5% return	1,000.00	1,023.59	+	1.63	1,000.00	1,023.69	+	1.53	1,000.00	1,023.54	+	1.68
Service
Actual	1,000.00	1,018.50		4.17	1,000.00	1,025.40		4.14	1,000.00	1,029.80		4.25
Hypothetical 5% return	1,000.00	1,021.07	+	4.18	1,000.00	1,021.07	+	4.13	1,000.00	1,021.07	+	4.23
Investor(a)
Actual	1,000.00	1,020.60		2.29	1,000.00	1,026.30		2.25	1,000.00	1,030.90		2.30
Hypothetical 5% return	1,000.00	1,022.94	+	2.29	1,000.00	1,022.99	+	2.24	1,000.00	1,022.94	+	2.29
Class R
Actual	1,000.00	1,017.40		4.88	1,000.00	1,023.50		4.79	1,000.00	1,028.80		4.81
Hypothetical 5% return	1,000.00	1,020.37	+	4.89	1,000.00	1,020.37	+	4.79	1,000.00	1,020.37	+	4.79
Class R6
Actual	1,000.00	1,021.70		1.48	1,000.00	1,027.30		1.43	1,000.00	1,031.80		1.49
Hypothetical 5% return	1,000.00	1,023.74	+	1.48	1,000.00	1,023.79	+	1.43	1,000.00	1,023.74	+	1.48

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended August 31, 2018. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Institutional	Service	Investor(a)	Class R	Class R6
Target Date 2020 Portfolio	0.71%	0.32%	0.82%	0.45%	0.96%	0.29%
Target Date 2025 Portfolio	0.69	0.30	0.81	0.44	0.94	0.28
Target Date 2030 Portfolio	0.71	0.33	0.83	0.45	0.94	0.29

(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended August 31, 2018 (Unaudited) (continued)

	Target Date 2035 Portfolio				Target Date 2040 Portfolio				Target Date 2045 Portfolio
Share Class	Beginning Account Value 3/1/18	Ending Account Value 8/31/18		Expenses Paid for the 6 months ended 8/31/18*	Beginning Account Value 3/1/18	Ending Account Value 8/31/18		Expenses Paid for the 6 months ended 8/31/18*	Beginning Account Value 3/1/18	Ending Account Value 8/31/18		Expenses Paid for the 6 months ended 8/31/18*
Class A
Actual	$1,000.00	$1,031.80		$3.58	$1,000.00	$1,032.60		$3.59	$1,000.00	$1,033.90		$3.54
Hypothetical 5% return	1,000.00	1,021.68	+	3.57	1,000.00	1,021.68	+	3.57	1,000.00	1,021.68	+	3.52
Institutional
Actual	1,000.00	1,033.60		1.54	1,000.00	1,035.80		1.64	1,000.00	1,036.50		1.54
Hypothetical 5% return	1,000.00	1,023.69	+	1.53	1,000.00	1,023.59	+	1.63	1,000.00	1,023.69	+	1.53
Service
Actual	1,000.00	1,030.90		4.10	1,000.00	1,031.50		4.20	1,000.00	1,032.90		4.15
Hypothetical 5% return	1,000.00	1,021.07	+	4.08	1,000.00	1,021.07	+	4.18	1,000.00	1,021.07	+	4.13
Investor(a)
Actual	1,000.00	1,032.80		2.25	1,000.00	1,033.70		2.31	1,000.00	1,034.70		2.26
Hypothetical 5% return	1,000.00	1,022.99	+	2.24	1,000.00	1,022.94	+	2.29	1,000.00	1,022.99	+	2.24
Class R
Actual	1,000.00	1,030.00		4.91	1,000.00	1,031.60		4.86	1,000.00	1,033.00		4.82
Hypothetical 5% return	1,000.00	1,020.42	+	4.89	1,000.00	1,020.42	+	4.84	1,000.00	1,020.42	+	4.79
Class R6
Actual	1,000.00	1,033.60		1.44	1,000.00	1,034.70		1.49	1,000.00	1,035.60		1.44
Hypothetical 5% return	1,000.00	1,023.79	+	1.43	1,000.00	1,023.74	+	1.48	1,000.00	1,023.79	+	1.43

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended August 31, 2018. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Institutional	Service	Investor(a)	Class R	Class R6
Target Date 2035 Portfolio	0.70%	0.30%	0.80%	0.44%	0.96%	0.28%
Target Date 2040 Portfolio	0.70	0.32	0.82	0.45	0.95	0.29
Target Date 2045 Portfolio	0.69	0.30	0.81	0.44	0.94	0.28

(a)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Fund Expenses — Period Ended August 31, 2018 (Unaudited) (continued)

	Target Date 2050 Portfolio				Target Date 2055 Portfolio				Target Date 2060 Portfolio(a)
Share Class	Beginning Account Value 3/1/18	Ending Account Value 8/31/18		Expenses Paid for the 6 months ended 8/31/18*	Beginning Account Value 3/1/18	Ending Account Value 8/31/18		Expenses Paid for the 6 months ended 8/31/18*	Beginning Account Value 3/1/18	Ending Account Value 8/31/18		Expenses Paid for the 6 months ended 8/31/18*
Class A
Actual	$1,000.00	$1,034.90		$3.59	$1,000.00	$1,035.80		$3.54	$1,000.00	$1,045.00		$2.38
Hypothetical 5% return	1,000.00	1,021.68	+	3.57	1,000.00	1,021.68	+	3.52	1,000.00	1,021.68	+	3.50
Institutional
Actual	1,000.00	1,036.70		1.54	1,000.00	1,038.30		1.54	1,000.00	1,046.00		1.03
Hypothetical 5% return	1,000.00	1,023.69	+	1.53	1,000.00	1,023.69	+	1.53	1,000.00	1,023.69	+	1.52
Service
Actual	1,000.00	1,034.80		4.10	1,000.00	1,034.90		4.05	1,000.00	1,044.00		2.76
Hypothetical 5% return	1,000.00	1,021.17	+	4.08	1,000.00	1,021.17	+	4.02	1,000.00	1,021.17	+	4.06
Investor(a)
Actual	1,000.00	1,036.80		2.31	1,000.00	1,036.60		2.26	1,000.00	1,046.00		1.52
Hypothetical 5% return	1,000.00	1,022.94	+	2.29	1,000.00	1,022.99	+	2.24	1,000.00	1,022.99	+	2.23
Class R
Actual	1,000.00	1,033.80		4.87	1,000.00	1,034.10		4.82	1,000.00	1,044.00		3.24
Hypothetical 5% return	1,000.00	1,020.42	+	4.84	1,000.00	1,020.42	+	4.79	1,000.00	1,020.42	+	4.77
Class R6
Actual	1,000.00	1,036.70		1.49	1,000.00	1,038.30		1.44	1,000.00	1,046.00		0.97
Hypothetical 5% return	1,000.00	1,023.74	+	1.48	1,000.00	1,023.79	+	1.43	1,000.00	1,023.79	+	1.42

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended August 31, 2018. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:
(a)	Commenced operations on April 30, 2018.

Fund	Class A	Institutional	Service	Investor(b)	Class R	Class R6
Target Date 2050 Portfolio	0.70%	0.30%	0.80%	0.45%	0.95%	0.29%
Target Date 2055 Portfolio	0.69	0.30	0.79	0.44	0.94	0.28
Target Date 2060 Portfolio(a)	0.69	0.30	0.80	0.44	0.94	0.28

(b)	Effective October 10, 2017, Class IR Shares changed its name to Investor Shares.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited)

Background

The Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2035 Portfolio, Goldman Sachs Target Date 2040 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2050 Portfolio, and Goldman Sachs Target Date 2055 Portfolio (the “Portfolios”) are investment portfolios of Goldman Sachs Trust II (the “Trust”). Each of the Goldman Sachs Target Date 2020, 2030, 2040, and 2050 Portfolios were successors to corresponding series of the Madison Target Retirement Funds (collectively, the “Predecessor Funds”). Each Predecessor Fund was managed by the Sub-Adviser (as defined below) and had an investment objective and strategy similar to that of the applicable Portfolio, and was reorganized into the applicable Portfolio on August 22, 2016.

The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Portfolios at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Portfolios. The Management Agreement was most recently approved for continuation until August 31, 2019 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on August 7-8, 2018 (the “Annual Meeting”).

At the Annual Meeting, the Board also considered the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Management Agreement, the “Agreements”) between the Investment Adviser and Madison Asset Management, LLC (the “Sub-Adviser”). As discussed further below, the Trustees recognized that, effective on or about November 30, 2018, the Sub-Adviser would no longer serve as sub-adviser to the Goldman Sachs Target Date Portfolios and the Investment Adviser would assume responsibility for the day-to-day management of the Portfolios.

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held five meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement and the Sub-Advisory Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Portfolio, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Portfolio by the Investment Adviser and its affiliates and the Sub-Adviser, including, as applicable, information about:
(i)	the structure, staff, and capabilities of the Investment Adviser, the Sub-Adviser and their respective portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Portfolio, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Portfolio invests;
(c)	information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Portfolio’s peer group and/or benchmark index had high, medium, or low relevance given the Portfolio’s particular investment strategy;
(d)	the terms of the Agreements and other agreements with affiliated service providers entered into by the Trust on behalf of the Portfolio;
(e)	fee and expense information for the Portfolio, including:
(i)	the relative management fee and expense levels of the Portfolio as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider; and

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

(ii)	the Portfolio’s expense trends over time;
(f)	with respect to the investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Portfolio;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency, distribution and service arrangements of the Portfolio to the Investment Adviser and its affiliates;
(i)	whether the Portfolio’s existing management fee schedule adequately addressed any economies of scale;
(j)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolio, including the fees received by the Investment Adviser’s affiliates from the Portfolio for transfer agency, portfolio trading, distribution and other services;
(k)	a summary of potential benefits derived by the Portfolio as a result of its relationship with the Investment Adviser;
(l)	portfolio manager ownership of Portfolio shares; the manner in which portfolio manager compensation is determined; information on the Sub-Adviser’s compensation arrangements; and the number and types of accounts managed by the portfolio managers;
(m)	the nature and quality of the services provided to the Portfolio by its unaffiliated service providers (including the Sub-Adviser), and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(n)	the Investment Adviser’s and Sub-Adviser’s processes and policies addressing various types of potential conflicts of interest; their approaches to risk management; the annual review of the effectiveness of the Portfolio’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Portfolios’ distribution arrangements. They received information regarding the Portfolios’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Portfolio shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Portfolio investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Portfolios and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Agreements at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Portfolios and the respective services of the Investment Adviser and its affiliates, and the Sub-Adviser. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. In addition, the Independent Trustees periodically received written materials and oral presentations from the funds’ various sub-advisers, including the Sub-Adviser. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. The Independent Trustees reviewed a written response prepared by the Sub-Adviser to a similar request for information submitted to the Sub-Adviser by the Investment Adviser. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Portfolios by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services (including oversight of the Sub-Adviser’s day-to-day management of the Portfolios) that are provided by the Investment Adviser and its affiliates. The Trustees considered the Investment Adviser’s experience in developing and implementing asset allocation strategies, as well as its ongoing research on optimizing the Portfolios’ “glide path.” The Trustees noted the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the regulatory and control environment in which the Portfolios and their service providers operate, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees concluded that the Investment Adviser continued

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

to commit substantial financial and operational resources to the Portfolios and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Portfolios and the Investment Adviser and its affiliates.

Investment Performance

The Trustees considered the investment performance of the Portfolios. In this regard, they compared the investment performance of each Portfolio to its peers using rankings and ratings compiled by the Outside Data Provider, and updated performance information prepared by the Investment Adviser using the Morningstar peer groups. The Trustees also reviewed each Portfolio’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Portfolios over time, and reviewed the investment performance of each Portfolio in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and the Sub-Adviser’s portfolio management personnel in which Portfolio performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Portfolios’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that each of the Portfolios (Institutional Shares) had placed in the fourth quartile of its respective performance peer group, and had underperformed its respective benchmark index for the one-year period ended March 31, 2018. They considered that, in addition to assuming day-to-day management responsibility for the Portfolios, the Investment Adviser had indicated that it intended to make certain enhancements to each Portfolio’s glide path strategy, which were designed to improve long-term performance.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement, the fee rates payable by each Portfolio thereunder, and the net amount retained by the Investment Adviser after payment of sub-advisory fees. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Portfolios, which included both advisory and administrative services that were directed to the needs and operations of the Portfolios as registered mutual funds.

In particular, the Trustees reviewed the analyses prepared by the Outside Data Provider regarding the expense rankings of the Portfolios, as well as additional information provided by the Investment Adviser throughout the year. The analyses provided a comparison of each Portfolio’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Portfolio’s overall net and gross expenses to a peer group and a category universe; and data comparing each Portfolio’s net expenses to the peer and category medians. The analyses also compared each Portfolio’s transfer agency, custody, distribution fees, other expenses, and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider and the Investment Adviser were useful in evaluating the reasonableness of the management fees and total expenses paid by the Portfolios.

The Trustees considered the Investment Adviser’s undertaking to limit each Portfolio’s “other expenses” ratio (excluding certain expenses) to a specified level. In addition, the Trustees noted that shareholders are able to redeem their Portfolio shares at any time if shareholders believe that the Portfolio fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

The Investment Adviser’s Profitability

The Trustees reviewed each Portfolio’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Portfolio and by function (i.e., investment management, transfer agency, and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated.

The Trustees also noted that the internal audit group within the Goldman Sachs organization had audited the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology and profitability analysis calculations. Profitability data for each Portfolio was provided for 2017 and 2016, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Portfolios. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Portfolios at the following annual percentage rates of the average daily net assets of the Portfolios:

Average Daily Net Assets	Management Fee Annual Rate
First $2 billion	0.25%
Next $3 billion	0.23%
Over $5 billion	0.21%

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Portfolios and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Portfolios; the Portfolios’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Portfolios that exceed specified levels. The Independent Trustees also considered the relationship between the advisory and sub-advisory fee rate schedules. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Portfolios, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Portfolios on behalf of the Investment Adviser’s other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Portfolio shareholders; (d) Goldman Sachs’ retention of certain fees as Portfolio distributor; (e) the Investment Adviser’s ability to negotiate better pricing with the Portfolios’ custodian on behalf of its other clients, as a result of the relationship with the Portfolios; and (f) the possibility that the working relationship between the Investment Adviser and the Portfolios’ third-party service providers (including the Sub-Adviser) may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Portfolios and Their Shareholders

The Trustees also noted that the Portfolios receive certain potential benefits as a result of their relationship with the Investment Adviser, including: (a) enhanced servicing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (b) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (c) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Portfolios because of the reputation of the Goldman Sachs organization; (d) the Portfolios’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (e) access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees, including the Independent Trustees, unanimously concluded, in the exercise of their business judgment, that the investment management fees paid by each Portfolio were reasonable in light of the factors considered, and that the Management Agreement, and the terms thereof, should be approved and continued with respect to each Portfolio until August 31, 2019.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement (Unaudited) (continued)

Sub-Advisory Agreement with Madison Asset Management, LLC

Background

In evaluating the Sub-Advisory Agreement, the Trustees considered that the Investment Adviser, with the Board’s assent, had decided to terminate the Sub-Adviser effective on or about November 30, 2018, at which time the Investment Adviser would assume responsibility for the day-to-day management of the Portfolios. The Trustees recognized that the Sub-Advisory Agreement was currently scheduled to expire on August 31, 2018. They considered the Investment Adviser’s representation that the delayed termination was intended to facilitate an orderly transition in management responsibilities and provide shareholders with ample prior notice.

Nature, Extent, and Quality of the Services Provided Under the Sub-Advisory Agreement

In evaluating the Sub-Advisory Agreement, the Trustees relied upon materials furnished and presentations made by the Investment Adviser and Sub-Adviser. In evaluating the nature, extent, and quality of services provided by the Sub-Adviser, the Trustees considered information on the services provided to each Portfolio by the Sub-Adviser, including information about the Sub-Adviser’s (a) personnel and compensation structure; (b) track record in managing the Portfolio and, with respect to certain Portfolios, the Predecessor Funds; (c) policies and procedures in place to address potential conflicts of interest; and (d) compliance program and code of ethics. In this regard, they also considered assessments provided by the Investment Adviser of the Sub-Adviser, the Sub-Adviser’s investment strategies and personnel, and its compliance program.

Costs of Services Provided

The Trustees reviewed the terms of the Sub-Advisory Agreement and the fee schedule, including breakpoints. They noted that the compensation paid to the Sub-Adviser is paid by the Investment Adviser, not by the Portfolios, and that the retention of the Sub-Adviser does not directly increase the fees incurred by the Portfolio for advisory services. They considered the Investment Adviser’s belief that the relationship between the management fees paid by each Portfolio and the sub-advisory fees paid by the Investment Adviser is appropriate given the level of services the Investment Adviser provides to each Portfolio and significant differences in cost drivers and risks associated with the respective services offered by the Investment Adviser and the Sub-Adviser. They also considered the expense limitations that substantially reduce the fees retained by the Investment Adviser. The Trustees reviewed the average sub-advisory fees paid by the Investment Adviser with respect to each Portfolio in light of the overall management fee paid by such Portfolio.

Conclusion

As described above, the Trustees considered these factors in light of the Portfolios’ investment management transition, as the Investment Adviser assumes the Portfolios’ day-to-day portfolio management responsibilities from the Sub-Adviser. The Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees, including the Independent Trustees, unanimously concluded, in the exercise of their business judgment, that the sub-advisory fees paid by the Investment Adviser to the Sub-Adviser were reasonable in light of the factors considered, and that the Sub-Advisory Agreement should be approved and continued until August 31, 2019, or such earlier date as may be determined by the officers of the Trust.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement for Goldman Sachs Target Date 2060 Portfolio (Unaudited)

Background

The Goldman Sachs Target Date 2060 Portfolio (the “Portfolio”) is a newly-organized investment portfolio of Goldman Sachs Trust II (the “Trust”) that commenced investment operations on April 30, 2018. At a meeting held on February 6-7, 2018 (the “Meeting”) in connection with the Portfolio’s launch, the Board of Trustees, including those Trustees who are not parties to the Portfolio’s investment management agreement or sub-advisory agreement or “interested persons” as defined in the Investment Company Act of 1940, as amended, of any party thereto (the “Independent Trustees”), approved (i) the investment management agreement (the “Management Agreement”) between the Trust on behalf of the Portfolio and Goldman Sachs Asset Management, L.P. (the “Investment Adviser”); and (ii) the sub-advisory agreement (the “Sub-Advisory Agreement” and, collectively with the Management Agreement, the “Agreements”) between the Investment Adviser and Madison Asset Management, LLC (the “Sub-Adviser”), each for a term of two years (subject to earlier termination pursuant to the terms of the applicable Agreement).

In connection with their consideration of each Agreement, the Trustees received written materials and oral presentations prepared by the Investment Adviser and the Sub-Adviser on the topics covered, and were advised by their independent legal counsel. In addition, the Trustees received information prepared by the Sub-Adviser in a written response to a formal request from the Investment Adviser. In evaluating the Management Agreement, the Trustees considered information included in presentations made by the Investment Adviser and other information received at prior Board meetings.

Management Agreement

At the Meeting, the Trustees reviewed the Management Agreement, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Portfolio; a comparison of the Portfolio’s proposed management fees and anticipated expenses with those paid by similar mutual funds; potential ancillary benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Portfolio; and potential ancillary benefits to be derived by the Portfolio from its relationship with the Investment Adviser and its affiliates.

Nature, Extent, and Quality of the Services to be Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent and quality of the services to be provided to the Portfolio by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services (including oversight of the Sub-Adviser’s day-to-day management of the Portfolio) that would be provided by the Investment Adviser and its affiliates. The Trustees also considered information about the Portfolio’s structure, investment objective, strategies and other characteristics. The Trustees noted the experience and capabilities of the Investment Adviser’s portfolio management team and other key personnel that would be providing services to the Portfolio.

They observed that the Investment Adviser had experience managing other sub-advised funds (including the existing Goldman Sachs Target Date Portfolios), and has a team dedicated to sub-adviser oversight. The Trustees also reviewed the sub-adviser oversight process that the Investment Adviser was expected to employ on behalf of the Portfolio, which included areas such as investment analytics, risk management and compliance. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and other resources to the Portfolio. They considered that the Portfolio was new, and there was therefore no performance information to review with respect to the Portfolio.

Costs of Services to be Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement, the fee rates payable by the Portfolio thereunder, and the net amount expected to be retained by the Investment Adviser after payment of sub-advisory fees. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Portfolio, which included both advisory and administrative services directed to the needs and operations of the Portfolio as a registered mutual fund. They considered the Investment Adviser’s undertaking to limit certain expenses of the Portfolio that exceed specified levels. The Trustees also reviewed the Portfolio’s projected total operating expense ratios (both gross and net of expense limitations). They compared the Portfolio’s projected fees and expenses to similar information for comparable mutual funds advised by other, unaffiliated investment management firms, as well as the peer group and category medians. The comparisons of the Portfolio’s management fee rate and total operating expense ratios were prepared by a third-party provider of mutual fund data. The Trustees concluded that the information was useful in evaluating the reasonableness of the management fees and total expenses expected to be paid by the Portfolio.

The Trustees recognized that there was not yet profitability data to evaluate for the Portfolio, but considered the Investment Adviser’s representation that such data would be provided after the Portfolio commenced operations.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement for Goldman Sachs Target Date 2060 Portfolio (Unaudited) (continued)

Economies of Scale

The Trustees considered the proposed breakpoints in the fee rate payable under the Management Agreement at the following annual percentage rates of the average daily net assets of the Portfolio:

Average Daily Net Assets	Management Fee Annual Rate
First $2 billion	0.25%
Next $3 billion	0.23%
Over $5 billion	0.21%

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Portfolio and its shareholders as assets under management reach those asset levels. The Trustees considered the Portfolio’s projected asset levels and information comparing the fee rate charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Portfolio that exceed specified levels. The Trustees also considered the relationship between the advisory and sub-advisory fee rate schedules. Upon reviewing these matters, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Portfolio, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) the Investment Adviser’s ability to leverage the infrastructure designed to service the Portfolio on behalf of the Investment Adviser’s other clients; (c) the Investment Adviser’s ability to cross-market other products and services to Portfolio shareholders; (d) Goldman Sachs’ retention of certain fees as Portfolio distributor; (e) the Investment Adviser’s ability to negotiate better pricing with the Portfolio’s custodian on behalf of its other clients, as a result of the relationship with the Portfolio; and (f) the possibility that the working relationship between the Investment Adviser and the Portfolio’s third party service providers (including the Sub-Adviser) may cause those service providers to be more likely to do business with other areas of Goldman Sachs.

Other Benefits to the Portfolio and Its Shareholders

The Trustees also noted that the Portfolio is expected to receive certain potential benefits as a result of its relationship with the Investment Adviser, including: (a) enhanced servicing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (b) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (c) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Portfolio because of the reputation of the Goldman Sachs organization; (d) the Portfolio’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (e) the Portfolio’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees, including the Independent Trustees, unanimously concluded, in the exercise of their business judgment, that the investment management fees to be paid by the Portfolio were reasonable in light of the factors considered, and that the Management Agreement, and the terms thereof, should be approved for a period of two years.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Statement Regarding Basis for Approval of Management Agreement and Sub-Advisory Agreement for Goldman Sachs Target Date 2060 Portfolio (Unaudited) (continued)

Sub-Advisory Agreement with Madison Asset Management, LLC

Nature, Extent, and Quality of the Services to be Provided Under the Sub-Advisory Agreement

In evaluating the Sub-Advisory Agreement, the Trustees relied upon materials furnished and presentations made by the Investment Adviser and Sub-Adviser. In evaluating the nature, extent and quality of services to be provided by the Sub-Adviser, the Trustees considered information on the services to be provided to the Portfolio by the Sub-Adviser, including information about the Sub-Adviser’s (a) personnel and compensation structure; (b) track record in managing the existing Goldman Sachs Target Date Portfolios; (c) policies and procedures in place to address potential conflicts of interest; and (d) compliance program and code of ethics. In this regard, they also considered assessments provided by the Investment Adviser of the Sub-Adviser, the Sub-Adviser’s investment strategies and personnel, and its compliance program.

Costs of Services to be Provided

The Trustees reviewed the terms of the Sub-Advisory Agreement and the proposed fee schedule, including breakpoints. They noted that the compensation paid to the Sub-Adviser would be paid by the Investment Adviser, not by the Portfolio, and that the retention of the Sub-Adviser would not directly increase the fees incurred by the Portfolio for advisory services. They also noted that the terms of the Sub-Advisory Agreement were the result of arm’s length negotiations between the Investment Adviser and the Sub-Adviser. The Trustees considered the amount of the management fee expected to be retained by the Investment Adviser.

Conclusion

In connection with their consideration of the Sub-Advisory Agreement, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees, including the Independent Trustees, unanimously concluded, in the exercise of their business judgment, that the sub-advisory fees to be paid by the Investment Adviser to the Sub-Adviser were reasonable in light of the factors considered, and that the Sub-Advisory Agreement, and the terms thereof, should be approved for a period of two years from its effective date.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Trustees and Officers (Unaudited)

Independent Trustees

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
Cheryl K. Beebe Age: 62	Chair of the Board of Trustees	Since 2017 (Trustee since 2015)	Ms. Beebe is retired. She is Director, Convergys Corporation (2015-Present); Director, Packaging Corporation of America (2008-Present); and was formerly Executive Vice President, (2010-2014); and Chief Financial Officer, Ingredion, Inc. (a leading global ingredient solutions company) (2004-2014). Chair of the Board of Trustees — Goldman Sachs Trust II.	19	Convergys Corporation (a global leader in customer experience outsourcing); Packaging Corporation of America (producer of container board)
Lawrence Hughes Age: 60	Trustee	Since 2016	Mr. Hughes is retired. Formerly, he held senior management positions with BNY Mellon Wealth Management, a division of The Bank of New York Mellon Corporation (a financial services company) (1991-2015), most recently as Chief Executive Officer (2010-2015). He serves as Chairman of the Board of Directors, Ellis Memorial and Eldredge House (a not-for-profit organization) (2012-Present). Previously, Mr. Hughes served as an Advisory Board Member of Goldman Sachs Trust II (February 2016-April 2016). Trustee — Goldman Sachs Trust II.	19	None
John F. Killian Age: 63	Trustee	Since 2015	Mr. Killian is retired. He is Director, Consolidated Edison, Inc. (2007-Present); Director, Houghton Mifflin Harcourt Publishing Company (2011-Present); and formerly held senior management positions with Verizon Communications, Inc., including Executive Vice President and Chief Financial Officer (2009- 2010); and President, Verizon Business, Verizon Communications, Inc. (2005-2009). Trustee — Goldman Sachs Trust II.	19	Consolidated Edison, Inc. (a utility holding company); Houghton Mifflin Harcourt Publishing Company
Steven D. Krichmar Age: 60	Trustee	Since 2018	Mr. Krichmar is retired. Formerly, he held senior management and governance positions with Putnam Investments, LLC, a financial services company (2001-2016). He was most recently Chief of Operations and a member of the Operating Committee of Putnam Investments, LLC and Principal Financial Officer of The Putnam Funds. Previously, Mr. Krichmar served as an Audit Partner with PricewaterhouseCoopers LLP and its predecessor company (1990-2001). Trustee — Goldman Sachs Trust II.	19	None

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Trustees and Officers (Unaudited) (continued)

Interested Trustee*

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
James A. McNamara Age: 55	President and Trustee	Since 2012

Advisory Director, Goldman Sachs (January 2018-Present); Managing Director, Goldman Sachs (January 2000-December 2017); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993- April 1998).

President and Trustee — Goldman Sachs Trust II; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Private Markets Fund 2018 LLC; Goldman Sachs Private Markets Fund 2018 (A) LLC; and Goldman Sachs Private Markets Fund 2018 (B) LLC.

				152	None

*	Mr. McNamara is considered to be an “Interested Trustee” because he holds a position with Goldman Sachs and owns securities issued by The Goldman Sachs Group, Inc. He holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, 200 West Street, New York, New York, 10282, Attn: Caroline Kraus. Information is provided as of August 31, 2018.
[2]	Subject to such policies as may be adopted by the Board from time-to-time, each Trustee holds office for an indefinite term, until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board or shareholders, in accordance with the Trust’s Declaration of Trust; or (c) the termination of the Trust. The Board has adopted policies which provide that (a) no Trustee shall hold office for more than 15 years and (b) a Trustee shall retire as of December 31st of the calendar year in which he or she reaches his or her 74th birthday, unless a waiver of such requirement shall have been adopted by a majority of the other Trustees. These policies may be changed by the Trustees without shareholder vote.
[3]	The Goldman Sachs Fund Complex includes certain other companies listed above for each respective Trustee. As of August 31, 2018, Goldman Sachs Trust II consisted of 19 portfolios (17 of which offered shares to the public); Goldman Sachs Trust consisted of 89 portfolios (88 of which offered shares to the public); Goldman Sachs Variable Insurance Trust consisted of 13 portfolios; Goldman Sachs MLP Income Opportunities Fund, Goldman Sachs MLP and Energy Renaissance Fund, Goldman Sachs Private Markets Fund 2018 LLC, Goldman Sachs Private Markets Fund 2018 (A) LLC and Goldman Sachs Private Markets Fund 2018 (B) LLC each consisted of one portfolio; and Goldman Sachs ETF Trust consisted of 26 portfolios (14 of which offered shares to the public).
[4]	This column includes only directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Portfolios’ Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-526-7384.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Trustees and Officers (Unaudited) (continued)

Officers of the Trust*

Name, Address and Age[1]	Position(s) Held with the Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
James A. McNamara 200 West Street New York, NY 10282 Age: 55	Trustee and President	Since 2012

Advisory Director, Goldman Sachs (January 2018-Present); Managing Director, Goldman Sachs (January 2000-December 2017); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

President and Trustee — Goldman Sachs Trust II; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Private Markets Fund 2018 LLC; Goldman Sachs Private Markets Fund 2018 (A) LLC; and Goldman Sachs Private Markets Fund 2018 (B) LLC.

Caroline L. Kraus 200 West Street New York, NY 10282 Age: 41	Secretary	Since 2012

Managing Director, Goldman Sachs (January 2016-Present); Vice President, Goldman Sachs (August 2006-December 2015); Associate General Counsel, Goldman Sachs (2012-Present); Assistant General Counsel, Goldman Sachs (August 2006-December 2011); and Associate, Weil, Gotshal & Manges, LLP (2002-2006).

Secretary — Goldman Sachs Trust II; Goldman Sachs Trust (previously Assistant Secretary (2012)); Goldman Sachs Variable Insurance Trust (previously Assistant Secretary (2012)); Goldman Sachs BDC, Inc.; Goldman Sachs Private Middle Market Credit LLC; Goldman Sachs Middle Market Lending Corp.; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Private Markets Fund 2018 LLC; Goldman Sachs Private Markets Fund 2018 (A) LLC; and Goldman Sachs Private Markets Fund 2018 (B) LLC.

Scott M. McHugh 200 West Street New York, NY 10282 Age: 46	Treasurer, Senior Vice President and Principal Financial Officer	Since 2012 (Principal Financial Officer since 2013)

Managing Director, Goldman Sachs (January 2016-Present); Vice President, Goldman Sachs (February 2007-December 2015); Assistant Treasurer of certain mutual funds administered by DWS Scudder (2005-2007); and Director (2005-2007), Vice President (2000-2005), and Assistant Vice President (1998-2000), Deutsche Asset Management or its predecessor (1998-2007).

Treasurer, Senior Vice President and Principal Financial Officer — Goldman Sachs Trust II; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Private Markets Fund 2018 LLC; Goldman Sachs Private Markets Fund 2018 (A) LLC; and Goldman Sachs Private Markets Fund 2018 (B) LLC.

Joseph F. DiMaria 30 Hudson Street Jersey City, NJ 07302 Age: 50	Assistant Treasurer and Principal Accounting Officer	Since 2017

Managing Director, Goldman Sachs (November 2015-Present) and Vice President — Mutual Fund Administration, Columbia Management Investment Advisers, LLC (May 2010-October 2015).

Assistant Treasurer and Principal Accounting Officer — Goldman Sachs Trust II; Goldman Sachs Trust; Goldman Sachs Variable Insurance Trust; Goldman Sachs MLP Income Opportunities Fund; Goldman Sachs MLP and Energy Renaissance Fund; Goldman Sachs ETF Trust; Goldman Sachs Private Markets Fund 2018 LLC; Goldman Sachs Private Markets Fund 2018 (A) LLC; and Goldman Sachs Private Markets Fund 2018 (B) LLC.

*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Portfolios’ Statement of Additional Information, which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-526-7384.
[1]	Information is provided as of August 31, 2018.
[2]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.

GOLDMAN SACHS TARGET DATE PORTFOLIOS

Goldman Sachs Trust II — Goldman Sachs Target Date Portfolios — Tax Information (Unaudited)

For the fiscal year ended August 31, 2018, 8.29%, 16.66%, 16.55%, 20.39%, 17.78%, 20.05%, 20.39% and 20.09% of the dividends paid from net investment company taxable income by the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050 and Target Date 2055 Portfolios, respectively, qualify for the dividends received deduction available to corporations.

From distributions paid during the fiscal year ended August 31, 2018, the total amount of income received by the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050 and Target Date 2055 Portfolios from sources within foreign countries and possessions of the United States was $0.0282, $0.0466, $0.0528, $0.0623, $0.0612, $0.0739, $0.0724 and $0.0843 per share, respectively, all of which is attributable to qualified passive income. The percentage of net investment income dividends paid from foreign sources by the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050 and Target Date 2055 Portfolios was 5.09%, 13.38%, 12.08%, 16.32%, 13.68%, 16.71%, 17.11% and 17.27%, respectively. The total amount of taxes paid by the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050 and Target Date 2055 Portfolios to such countries was $0.0020, $0.0033, $0.0038, $0.0045, $0.0044, $0.0053, $0.0052 and $0.0061 per share, respectively.

For the fiscal year ended August 31, 2018, the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050 and Target Date 2055 Portfolios designate 11.17%, 24.50%, 21.79%, 29.69%, 24.74%, 29.81%, 30.29% and 30.84%, respectively, of the dividends paid from net investment company taxable income as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2050 and Target Date 2055 Portfolios designate $2,033,552, $2,305, $5,880,439, $9,280, $4,490,139, $1,140,087 and $12,996, respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the fiscal year ended August 31, 2018.

During the fiscal year ended August 31, 2018, the Target Date 2020, Target Date 2025, Target Date 2030, Target Date 2035, Target Date 2040, Target Date 2045, Target Date 2050 and Target Date 2055 Portfolios designate $1,158,299, $136,088, $1,870,030, $178,265, $1,319,079, $236,754, $602,643 and $282,658, respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

155

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.30 trillion in assets under supervision as of June 30, 2018, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund
∎	Total Emerging Markets Income Fund[4]

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund[5]
∎	International Equity ESG Fund[6]
∎	Asia Equity Fund
∎	Emerging Markets Equity Fund
∎	N-11 Equity Fund
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Absolute Return Multi-Asset Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Equity Growth Strategy Portfolio
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date 2020 Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
∎	Tactical Exposure Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on December 26, 2017, the Goldman Sachs Dynamic Emerging Markets Debt Fund was renamed the Goldman Sachs Total Emerging Markets Income Fund.
[5]	Effective after the close of business on February 27, 2018, the Goldman Sachs Strategic International Equity Fund was renamed the Goldman Sachs International Equity Income Fund.
[6]	Effective after the close of business on February 27, 2018, the Goldman Sachs Focused International Equity Fund was renamed the Goldman Sachs International Equity ESG Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Cheryl K. Beebe, Chair Lawrence Hughes John F. Killian Steven D. Krichmar James A. McNamara

OFFICERS

James A. McNamara, President

Scott M. McHugh, Treasurer, Senior Vice President and

Principal Financial Officer
Joseph F. DiMaria, Assistant Treasurer and Principal
Accounting Officer
Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change, they should not be construed as investment advice.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

References to indices, benchmarks or other measures of relative market performance over a specified period of time are provided for your information only and do not imply that the portfolio will achieve similar results. The index composition may not reflect the manner in which a portfolio is constructed. While an adviser seeks to design a portfolio which reflects appropriate risk and return features, portfolio characteristics may deviate from those of the benchmark.

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Qs. The Portfolios’ Form N-Qs are available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. The Portfolios’ Form N-Qs may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Qs may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, land are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Portfolio holdings and allocations shown are as of August 31, 2018 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2018 Goldman Sachs. All rights reserved 144794-TMPL-10/2018-852070 TARGDATEAR-18/406

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John F. Killian is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Table 1 — Items 4(a) - 4(d). The accountant fees below reflect the aggregate fees billed by the Funds of the Goldman Sachs Trust II to which this certified shareholder report relates.

	2018	2017	Description of Services Rendered

Audit Fees:

• PricewaterhouseCoopers LLP (“PwC”)	$549,908	$528,965	Financial Statement audits.

Audit-Related Fees:

• PwC	$54,252	$25,795

Tax Fees:

• PwC	$293,884	$158,592

Table 2 — Items 4(b)(c) & (d). Non-Audit Services to the Goldman Sachs Trust II’s service affiliates * that were pre-approved by the Audit Committee of the Goldman Sachs Trust II pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

	2018	2017	Description of Services Rendered

Audit-Related Fees:

• PwC	$1,897,685	$1,560,883	Internal control review performed in accordance with Statement on Standards for Attestation Engagements No. 16 and semi annual updates relating to withholding tax accrual for non-US jurisdictions. These fees are borne by the Funds’ Adviser.

*

These include the advisor (excluding sub-advisors) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (hereinafter referred to as “service affiliates”).

Item 4(e)(1) — Audit Committee Pre-Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Provided to the Funds of the Goldman Sachs Trust II. The Audit and Non-Audit Services Pre-Approval Policy (the “Policy”) adopted by the Audit Committee of Goldman Sachs Trust II (“GST II”) sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for GST II may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission’s rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by GST II at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

Pre-Approval of Non-Audit Services Provided to GST’s Investment Advisers. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to GST II, the Audit Committee will pre-approve those non-audit services provided to GST II’s investment advisers (and entities controlling, controlled by or under common control with the investment advisers that provide ongoing services to GST II) where the engagement relates directly to the operations or financial reporting of GST II.

Item 4(e)(2) – 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by GST II’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the GST II’s service affiliates listed in Table 2 were approved by GST II’s Audit Committee pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

Item 4(f) – Not applicable.

Item 4(g) Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees billed to GST II by PwC for the twelve months ended August 31, 2018 and August 31, 2017 were $348,136 and $184,387 respectively. The aggregate non-audit fees billed to GST II’s adviser and service affiliates by PwC for the twelve months ended December 31, 2017 and December 31, 2016 were approximately $9.7 million and $11.4 million respectively. With regard to the aggregate non-audit fees billed to GST II’s adviser and service affiliates, the 2017 and 2016 amounts include fees for non-audit services required to be pre-approved [see Table 2] and fees for non-audit services that did not require pre-approval since they did not directly relate to GST II’s operations or financial reporting.

Item 4(h) — GST II’s Audit Committee has considered whether the provision of non-audit services to GST II’s investment adviser and service affiliates that did not require pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditors’ independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust II’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 12(a)(1) of the registrant’s Form N-CSR filed on July 8, 2015 for its Multi-Manager Non-Core Fixed Income Fund.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust II

By:	/s/ James A. McNamara
James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	November 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara
James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust II

Date:	November 6, 2018

By:	/s/ Scott McHugh
Scott McHugh
Principal Financial Officer
Goldman Sachs Trust II

Date:	November 6, 2018